UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global High Dividend Low Volatility Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 98.1%
	Affiliated Investment Companies: 98.1%
679,775	Voya Emerging Markets Corporate Debt Fund - Class P	$6,654,998	37.0
632,472	Voya Emerging Markets Hard Currency Debt Fund - Class P	5,995,835	33.3
689,178	Voya Emerging Markets Local Currency Debt Fund - Class P	4,989,649	27.8

	Total Mutual Funds
	(Cost $17,874,637)	17,640,482	98.1

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
278,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $278,000)	278,000	1.5

	Total Short-Term Investments
	(Cost $278,000)	278,000	1.5

	Total Investments in Securities (Cost $18,152,637)	$17,918,482	99.6
	Assets in Excess of Other Liabilities	72,100	0.4
	Net Assets	$17,990,582	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.

Cost for federal income tax purposes is $18,157,140.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(238,658)

Net Unrealized Depreciation	$(238,658)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$17,640,482	$–	$–	$17,640,482
Short-Term Investments	278,000	–	–	278,000
Total Investments, at fair value	$17,918,482	$–	$–	$17,918,482
Other Financial Instruments+
Forward Foreign Currency Contracts	–	291	–	291
Total Assets	$17,918,482	$291	$–	$17,918,773

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,193,801	$544,873	$-	$(83,676)	$6,654,998	$74,871	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	6,104,643	77,696	-	(186,504)	5,995,835	77,695	-	-
Voya Emerging Markets Local Currency Debt Fund - Class P	5,128,417	-	-	(138,768)	4,989,649	-	-	-
	$17,426,861	$622,569	$-	$(408,948)	$17,640,482	$152,566	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2017, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citibank N.A.	Colombian Peso	5,499,560	Buy	02/10/17	$1,731	$1,878	$147
							$147

HSBC Bank USA N.A.	Russian Ruble	627,550	Sell	04/07/17	$10,423	$10,279	$144
							$144

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments for Voya Diversified Emerging Markts Debt Fund as of January 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$291
Total Asset Derivatives		$291

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2017:

	Citibank N.A.	HSBC Bank USA N.A.	Totals
Assets:
Forward foreign currency contracts	$147	$144	$291
Total Assets	$147	$144	$291

Net OTC derivative instruments by counterparty, at fair value	$147	$144	$291

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$147	$144	$291

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.9%
135,972	iShares MSCI EAFE Index Fund	$8,108,011	18.9

	Total Exchange-Traded Funds
	(Cost $8,435,259)	8,108,011	18.9

MUTUAL FUNDS: 81.2%
	Affiliated Investment Companies: 81.2%
214,366	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,141,513	5.0
1,846,430	Voya Multi-Manager International Equity Fund - Class I	19,202,868	44.8
1,213,399	Voya Multi-Manager International Factors Fund - Class I	11,321,009	26.4
43,106	Voya Multi-Manager International Small Cap Fund - Class I	2,162,650	5.0

	Total Mutual Funds
	(Cost $31,149,216)	34,828,040	81.2

	Total Investments in Securities (Cost $39,584,475)	$42,936,051	100.1
	Liabilities in Excess of Other Assets	(38,213)	(0.1)
	Net Assets	$42,897,838	100.0

Cost for federal income tax purposes is $40,352,266.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$3,678,824
Gross Unrealized Depreciation	(1,095,039)

Net Unrealized Appreciation	$2,583,785

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,108,011	$–	$–	$8,108,011
Mutual Funds	34,828,040	–	–	34,828,040
Total Investments, at fair value	$42,936,051	$–	$–	$42,936,051

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/17	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	$2,246,412	$82,263	$(181,495)	$(5,667)	$2,141,513	$23,613	$(6,789)	$-
Voya Multi-Manager International Equity Fund - Class I	20,198,338	377,006	(1,593,785)	221,309	19,202,868	349,471	(21,433)	-
Voya Multi-Manager International Factors Fund - Class I	12,109,708	459,405	(1,540,092)	291,988	11,321,009	173,736	32,260	-
Voya Multi-Manager International Small Cap Fund - Class I	2,244,548	23,040	(86,232)	(18,706)	2,162,650	22,416	88,473	-
	$36,799,006	$941,714	$(3,401,604)	$488,924	$34,828,040	$569,236	$92,511	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.7%
		Argentina: 0.3%
1,000,000	#	YPF SA, 8.500%, 03/23/21	$1,086,250	0.3

		Brazil: 0.5%
200,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	207,250	0.0
1,600,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,808,000	0.5
			2,015,250	0.5

		Canada: 0.2%
703,000		Goldcorp, Inc., 3.700%, 03/15/23	712,126	0.2

		Chile: 0.2%
500,000	#,L	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	517,020	0.1
400,000	#,L	Empresa de Transporte de Pasajeros Metro SA, 5.000%, 01/25/47	400,500	0.1
			917,520	0.2

		China: 0.3%
1,078,000		Alibaba Group Holding Ltd., 3.600%, 11/28/24	1,073,565	0.3

		France: 0.8%
903,000		BPCE SA, 2.500%, 12/10/18	910,799	0.2
457,000	#	BPCE SA, 5.150%, 07/21/24	466,678	0.1
379,000	#	Electricite de France SA, 2.350%, 10/13/20	376,307	0.1
1,250,000	#	SFR Group SA, 6.000%, 05/15/22	1,290,625	0.4
			3,044,409	0.8

		Guernsey: 0.3%
978,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	974,188	0.3

		India: 0.5%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,332,705	0.4
492,000	#	Reliance Industries Ltd., 5.875%, 02/28/49	502,455	0.1
			1,835,160	0.5

		Indonesia: 0.2%
200,000		Pertamina Persero PT, 4.300%, 05/20/23	201,779	0.1
400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	432,152	0.1
			633,931	0.2

		Ireland: 0.3%
541,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	568,588	0.1
670,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/26	630,334	0.2
			1,198,922	0.3

		Italy: 0.3%
1,016,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,038,869	0.3

		Jamaica: 0.1%
243,000		Digicel Ltd., 6.000%, 04/15/21	227,764	0.0
322,000	#	Digicel Ltd., 6.750%, 03/01/23	302,277	0.1
			530,041	0.1

		Japan: 0.5%
1,138,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 2.300%, 03/05/20	1,130,276	0.3
255,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	252,777	0.1
554,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/26	561,187	0.1
			1,944,240	0.5

		Mexico: 1.1%
567,000	#	Cemex SAB de CV, 6.125%, 05/05/25	586,845	0.2
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,220,531	0.3
289,000	#	Nemak SA de CV, 5.500%, 02/28/23	285,734	0.1
425,000		Petroleos Mexicanos, 4.500%, 01/23/26	387,133	0.1
900,000		Petroleos Mexicanos, 5.500%, 06/27/44	741,375	0.2
750,000		Petroleos Mexicanos, 6.875%, 08/04/26	795,975	0.2
			4,017,593	1.1

		Netherlands: 1.0%
672,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	721,534	0.2
750,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	775,313	0.2
1,027,000		Shell International Finance BV, 3.250%, 05/11/25	1,024,385	0.3
658,000		Shell International Finance BV, 4.000%, 05/10/46	634,194	0.2
540,000	#	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26	498,412	0.1
			3,653,838	1.0

		Norway: 0.1%
565,000		Statoil ASA, 2.450%, 01/17/23	553,577	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: 0.6%
2,200,000	#	El Fondo Mivivienda SA, 3.500%, 01/31/23	$2,194,500	0.6

		Russia: 0.4%
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	431,635	0.1
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 5.550%, 10/28/20	1,067,265	0.3
			1,498,900	0.4

		South Africa: 0.2%
750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	726,451	0.2

		Sweden: 0.3%
984,000	#	Nordea Bank AB, 5.500%, 09/29/49	984,000	0.3

		Switzerland: 0.5%
674,000	#	Credit Suisse AG, 6.500%, 08/08/23	724,226	0.2
893,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,017,573	0.3
			1,741,799	0.5

		Trinidad And Tobago: 0.1%
343,750		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	336,016	0.1

		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,204,281	0.3

		United Kingdom: 1.2%
478,000		Aon PLC, 2.800%, 03/15/21	479,302	0.1
970,000		BP Capital Markets PLC, 3.216%, 11/28/23	974,606	0.2
1,457,000		Santander UK PLC, 2.375%, 03/16/20	1,452,005	0.4
399,000	#	Santander UK Group Holdings PLC, 5.625%, 09/15/45	404,287	0.1
710,000	#,L	Standard Chartered PLC, 4.300%, 02/19/27	688,817	0.2
627,000	#	UBS Group Funding Jersey Ltd., 4.125%, 04/15/26	634,845	0.2
			4,633,862	1.2

		United States: 16.4%
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	812,400	0.2
360,000		AbbVie, Inc., 2.850%, 05/14/23	350,821	0.1
1,000,000		Actavis Funding SCS, 2.350%, 03/12/18	1,006,514	0.3
190,000	#	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	194,275	0.1
414,000		American Tower Corp., 3.500%, 01/31/23	415,658	0.1
735,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	740,002	0.2
1,135,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,155,093	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	396,069	0.1
487,000		AT&T, Inc., 3.000%, 06/30/22	480,863	0.1
1,657,000		AT&T, Inc., 3.600%, 02/17/23	1,666,819	0.4
1,005,000		AT&T, Inc., 4.550%, 03/09/49	894,207	0.2
554,000		AT&T, Inc., 5.150%, 03/15/42	547,264	0.1
97,000		AT&T, Inc., 5.350%, 09/01/40	97,596	0.0
720,000		AT&T, Inc., 5.450%, 03/01/47	715,961	0.2
682,000		Bank of America Corp., 3.300%, 01/11/23	683,747	0.2
402,000		Bank of America Corp., 3.875%, 08/01/25	407,045	0.1
750,000		Bank of America Corp., 4.100%, 07/24/23	780,761	0.2
466,000		Bank of America Corp., 4.000%, 04/01/24	479,142	0.1
743,000		Bank of New York Mellon Corp., 2.050%, 05/03/21	728,815	0.2
545,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	605,639	0.2
631,000		CBRE Services, Inc., 5.250%, 03/15/25	652,451	0.2
393,000		CBS Corp., 3.700%, 08/15/24	393,926	0.1
498,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	517,920	0.1
804,000		Celgene Corp., 4.000%, 08/15/23	844,544	0.2
778,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	814,259	0.2
1,032,000		Citigroup, Inc., 4.000%, 08/05/24	1,041,402	0.3
724,000		Citigroup, Inc., 5.500%, 09/13/25	791,002	0.2
1,138,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,144,578	0.3
285,000		Comcast Corp., 2.350%, 01/15/27	259,243	0.1
910,000	#	COX Communications, Inc., 2.950%, 06/30/23	863,514	0.2
1,283,000		CVS Health Corp., 2.800%, 07/20/20	1,300,966	0.3
587,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.420%, 06/15/21	613,284	0.2
620,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/23	666,732	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
576,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 06/15/26	$622,954	0.2
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	694,540	0.2
487,000		Eastman Chemical Co., 2.700%, 01/15/20	492,916	0.1
1,119,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,172,897	0.3
910,000		Entergy Corp., 5.125%, 09/15/20	983,550	0.3
597,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	727,067	0.2
252,000		Envision Healthcare Corp., 5.625%, 07/15/22	260,505	0.1
300,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	301,800	0.1
557,000		Fifth Third Bancorp, 8.250%, 03/01/38	778,852	0.2
872,000		FirstEnergy Corp., 4.250%, 03/15/23	910,225	0.2
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	642,750	0.2
135,000		General Electric Co., 6.750%, 03/15/32	181,078	0.0
583,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	581,935	0.2
427,000		Goldman Sachs Group, Inc., 2.625%, 04/25/21	424,437	0.1
1,340,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,469,155	0.4
1,024,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,270,327	0.3
530,000		HCA, Inc., 5.250%, 04/15/25	559,150	0.1
180,000		Hess Corp., 5.800%, 04/01/47	192,042	0.0
694,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	699,910	0.2
623,000		Huntington National Bank, 2.200%, 11/06/18	625,675	0.2
367,000		Indiana Michigan Power Co., 7.000%, 03/15/19	404,267	0.1
1,025,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	1,066,000	0.3
624,000		JM Smucker Co., 3.000%, 03/15/22	632,075	0.2
635,000		JPMorgan Chase & Co., 2.550%, 03/01/21	633,560	0.2
782,000		JPMorgan Chase & Co., 6.000%, 12/29/49	805,460	0.2
336,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	344,309	0.1
244,000		Kohls Corp., 4.750%, 12/15/23	248,757	0.1
584,000		Kraft Heinz Foods Co., 3.000%, 06/01/26	546,816	0.1
461,000		Lockheed Martin Corp., 3.100%, 01/15/23	466,486	0.1
582,000		Medtronic, Inc., 3.150%, 03/15/22	595,252	0.2
396,000		Metropolitan Edison Co., 7.700%, 01/15/19	434,548	0.1
300,000		MGM Resorts International, 4.625%, 09/01/26	292,125	0.1
669,000		Morgan Stanley, 3.750%, 02/25/23	687,381	0.2
1,112,000		Morgan Stanley, 4.100%, 05/22/23	1,143,838	0.3
370,000	L	MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	383,181	0.1
295,000		Netflix, Inc., 5.750%, 03/01/24	318,231	0.1
744,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	757,504	0.2
683,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	699,648	0.2
365,000	#	Novelis Corp., 5.875%, 09/30/26	372,756	0.1
360,000		Occidental Petroleum Corp., 4.625%, 06/15/45	379,489	0.1
744,000		Oracle Corp., 2.950%, 05/15/25	723,545	0.2
205,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	216,147	0.1
419,000		Pfizer, Inc., 2.750%, 06/03/26	406,316	0.1
884,000		Philip Morris International, Inc., 4.250%, 11/10/44	865,249	0.2
300,000	#	Post Holdings, Inc., 5.000%, 08/15/26	290,811	0.1
423,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	439,032	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	517,493	0.1
750,000	L	Rent-A-Center, Inc., 6.625%, 11/15/20	621,562	0.2
500,000		Reynolds American, Inc., 6.150%, 09/15/43	597,514	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	606,938	0.2
197,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	199,673	0.1
197,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	199,273	0.1
671,000		Synchrony Financial, 4.250%, 08/15/24	686,821	0.2
802,000		TEGNA, Inc., 5.125%, 07/15/20	831,072	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
786,000		TEGNA, Inc., 6.375%, 10/15/23	$834,142	0.2
130,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/25	136,013	0.0
441,000		Time Warner Cable LLC, 5.875%, 11/15/40	475,652	0.1
777,000		Time Warner, Inc., 6.500%, 11/15/36	931,656	0.2
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	841,508	0.2
185,000		United Rentals North America, Inc., 5.500%, 07/15/25	192,631	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	608,486	0.2
518,000		Verizon Communications, Inc., 5.012%, 08/21/54	492,782	0.1
1,000,000		Visa, Inc., 3.150%, 12/14/25	998,679	0.3
180,000		Walt Disney Co/The, 3.000%, 07/30/46	150,145	0.0
883,000		Wells Fargo & Co., 4.100%, 06/03/26	894,697	0.2
			61,623,797	16.4

		Venezuela: 0.0%
309,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	177,289	0.0

	Total Corporate Bonds/Notes
	(Cost $98,216,781)		100,350,374	26.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.8%
		United States: 16.8%
1,024,856		Adjustable Rate Mortgage Trust 2006-2 1A1, 3.228%, 05/25/36	958,247	0.3
633,719		Alternative Loan Trust 2005-51 3A2A, 1.904%, 11/20/35	557,634	0.1
194,515		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	152,672	0.0
319,960		Alternative Loan Trust 2007-23CB A3, 1.271%, 09/25/37	203,467	0.1
288,565		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	284,619	0.1
217,002		Banc of America Mortgage 2005-J Trust 2A4, 3.433%, 11/25/35	202,572	0.1
930,751		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	849,707	0.2
787,288		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	736,475	0.2
144,369		Countrywide Alternative Loan Trust 2005-53T2 2A6, 1.271%, 11/25/35	86,773	0.0
9,934,017	^	Fannie Mae 2005-18 SC, 3.879%, 03/25/35	1,111,021	0.3
6,068,898	^	Fannie Mae 2009-106 SA, 5.479%, 01/25/40	1,009,308	0.3
11,281,881	^	Fannie Mae 2014-29 SA, 5.379%, 05/25/44	1,820,066	0.5
100,000		Fannie Mae Connecticut Avenue Securities 2014-C01 M2, 5.171%, 01/25/24	109,221	0.0
550,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.671%, 07/25/24	561,080	0.1
700,000		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 3.771%, 07/25/24	715,035	0.2
3,130,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 5.671%, 11/25/24	3,455,583	0.9
98,693		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.771%, 05/25/25	104,200	0.0
800,000		Fannie Mae Connecticut Avenue Securities 2015-C03 1M2, 5.771%, 07/25/25	875,809	0.2
250,042		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/33	274,610	0.1
131,928		Fannie Mae REMIC Trust 2005-74 DK, 20.916%, 07/25/35	180,969	0.0
323,047		Fannie Mae REMIC Trust 2006-104 ES, 29.595%, 11/25/36	574,925	0.2
3,597,117	^	Fannie Mae REMIC Trust 2007-36 SN, 5.999%, 04/25/37	681,949	0.2
618,369		Fannie Mae REMIC Trust 2007-55 DS, 13.072%, 06/25/37	755,171	0.2
3,145,667	^	Fannie Mae REMIC Trust 2008-53 FI, 5.329%, 07/25/38	400,433	0.1
1,386,663	^	Fannie Mae REMIC Trust 2008-58 SM, 5.329%, 07/25/38	196,249	0.0
147,528		Fannie Mae REMIC Trust 2009-66 SL, 13.233%, 09/25/39	226,543	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 13.400%, 09/25/39	118,295	0.0
11,297,630	^	Fannie Mae REMIC Trust 2010-123 SL, 5.299%, 11/25/40	1,845,216	0.5
9,630,521	^	Fannie Mae REMIC Trust 2011-55 SK, 5.789%, 06/25/41	1,848,298	0.5
529,545	^	Fannie Mae REMIC Trust 2011-69 AI, 5.000%, 05/25/18	8,741	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
4,232,898	^	Fannie Mae REMIC Trust 2011-86 NS, 5.179%, 09/25/41	$659,903	0.2
1,927,697	^	Fannie Mae REMIC Trust 2012-10 US, 5.679%, 02/25/42	290,947	0.1
4,837,362	^	Fannie Mae REMIC Trust 2012-24 HS, 5.779%, 09/25/40	780,273	0.2
3,832,396	^	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/43	586,875	0.2
1,703,002	^	Fannie Mae Series 2007-9 SE, 5.309%, 03/25/37	265,309	0.1
2,384,862	^	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/33	325,985	0.1
379,037	^	Freddie Mac REMIC Trust 2303 SY, 7.933%, 04/15/31	94,169	0.0
2,811,803	^	Freddie Mac REMIC Trust 2989 GU, 6.233%, 02/15/33	513,554	0.1
2,940,370	^	Freddie Mac REMIC Trust 3271 SB, 5.283%, 02/15/37	462,290	0.1
6,452,318	^	Freddie Mac REMIC Trust 3424 HI, 5.133%, 04/15/38	964,131	0.3
2,169,799	^	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/40	386,211	0.1
4,088,834	^	Freddie Mac REMIC Trust 3710 SL, 5.233%, 05/15/36	319,069	0.1
9,880,185	^	Freddie Mac REMIC Trust 3856 KS, 5.783%, 05/15/41	1,813,692	0.5
4,021,383	^	Freddie Mac REMIC Trust 3925 SD, 5.283%, 07/15/40	552,168	0.1
5,222,079	^	Freddie Mac REMIC Trust 3946 SE, 5.883%, 02/15/41	784,341	0.2
6,631,754	^	Freddie Mac REMIC Trust 4077 SM, 5.933%, 08/15/40	1,096,855	0.3
2,130,412	^	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/41	321,112	0.1
23,234,667	^	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/43	4,250,327	1.1
12,021,415	^	Freddie Mac REMIC Trust 4307 SE, 5.333%, 09/15/36	1,938,940	0.5
4,515,544	^	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/39	865,745	0.2
12,305,441	^	Freddie Mac REMIC Trust 4400 SA, 5.333%, 02/15/41	1,873,725	0.5
910,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3, 5.271%, 02/25/24	1,010,361	0.3
900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.771%, 08/25/24	958,234	0.3
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 5.321%, 10/25/24	2,062,154	0.5
560,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.521%, 10/25/24	613,025	0.2
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.471%, 04/25/28	333,009	0.1
234,384		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.971%, 03/25/25	236,782	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 4.571%, 03/25/29	309,793	0.1
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.621%, 03/25/29	414,959	0.1
179,992		Ginnie Mae Series 2007-37 S, 22.487%, 04/16/37	225,799	0.1
567,583		Ginnie Mae Series 2007-8 SP, 19.530%, 03/20/37	877,641	0.2
3,978,189	^	Ginnie Mae Series 2010-116 NS, 5.883%, 09/16/40	685,365	0.2
5,344,481	^	Ginnie Mae Series 2010-165 IP, 4.000%, 04/20/38	347,455	0.1
1,355,719	^	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/39	208,112	0.1
1,702,006	^	Ginnie Mae Series 2010-94 PI, 4.500%, 12/20/37	53,026	0.0
7,590,924	^	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/26	838,717	0.2
2,204,905	^	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/40	315,854	0.1
3,021,284	^	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/43	529,258	0.1
2,886,721	^	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/28	271,947	0.1
4,612,714	^	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/44	834,621	0.2
577,866		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.981%, 04/25/36	492,745	0.1
1,518,872		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.981%, 04/25/46	1,267,091	0.3
1,244,063		JP Morgan Mortgage Trust 2005-A4 B1, 3.103%, 07/25/35	1,065,261	0.3
342,857		Lehman XS Trust Series 2005-5N 1A2, 1.131%, 11/25/35	269,404	0.1
60,315		Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/34	61,292	0.0
1,527,077		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	1,033,191	0.3
19,975,923	^	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.260%, 08/25/45	809,532	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
125,457		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.851%, 10/25/36	$110,894	0.0
1,545,134		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 2.654%, 12/25/36	1,430,935	0.4
490,613		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.816%, 08/25/46	432,681	0.1
985,471		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 3.627%, 02/25/37	935,118	0.2
871,286		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.689%, 12/25/36	807,877	0.2
281,330		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.381%, 04/25/37	247,298	0.1
1,055,479		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	931,165	0.2
338,530		Wells Fargo Alternative Loan 2007-PA2 2A1, 1.201%, 06/25/37	250,677	0.1
565,095		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 3.048%, 10/25/36	541,480	0.1
125,985		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 3.048%, 10/25/36	120,720	0.0
650,899		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 3.090%, 05/25/36	623,357	0.2
601,710		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 3.164%, 04/25/36	589,485	0.2

	Total Collateralized Mortgage Obligations
	(Cost $60,876,820)		63,196,824	16.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.2%
		United States: 9.2%
680,000	#	BAMLL Re-REMIC Trust 2015-FRR11 AK25, 2.792%, 09/27/45	597,603	0.2
1,420,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.602%, 06/10/49	1,432,471	0.4
810,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.602%, 06/10/49	812,056	0.2
722,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.602%, 06/10/49	717,356	0.2
14,200,000	#,^	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/33	632,905	0.2
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	127,512	0.0
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	126,676	0.0
127,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	125,106	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.714%, 04/12/38	244,482	0.1
1,272,127		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 5.888%, 06/11/50	1,285,260	0.3
754,348	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	756,246	0.2
3,410,565	^	CD 2016-CD1 Mortgage Trust, 1.445%, 08/10/49	334,302	0.1
400,000	#	Citigroup Commercial Mortgage Trust 2014-GC25 D, 3.548%, 10/10/47	307,663	0.1
260,000	#	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/49	198,281	0.1
560,000	#	Citigroup Commercial Mortgage Trust 2016-GC36, 2.850%, 02/10/49	405,330	0.1
510,000	#	Citigroup Commercial Mortgage Trust 2016-P6 D, 3.250%, 12/10/49	384,618	0.1
1,140,000	#	COMM 2004-LB2A H, 6.067%, 03/10/39	1,205,575	0.3
18,267,576	#,^	COMM 2012 - LTRT XA, 1.028%, 10/05/30	798,916	0.2
5,870,551	^	COMM 2012-CR1 XA, 2.013%, 05/15/45	445,678	0.1
12,168,025	^	COMM 2013-LC6 XA, 1.679%, 01/10/46	660,583	0.2
7,568,404	^	COMM 2014-CR17 XA, 1.160%, 05/10/47	404,741	0.1
441,521	#	Commercial Mortgage Trust 2004-GG1 F, 6.417%, 06/10/36	442,324	0.1
591,593	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1A K, 5.415%, 02/25/21	591,372	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
22,946	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	$22,904	0.0
170,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	158,857	0.0
310,000	#	CSAIL 2016-C7 Commercial Mortgage Trust, 4.394%, 11/15/49	228,214	0.1
530,000	#	DBJPM 16-C3 Mortgage Trust, 3.495%, 09/10/49	432,121	0.1
4,116,271	#,^	DBUBS 2011-LC1A XA, 0.747%, 11/10/46	88,729	0.0
370,000	#	DBUBS 2011-LC2A D, 5.543%, 07/10/44	380,768	0.1
1,041,539	#	EQTY 2014-INNS Mortgage Trust, 4.226%, 05/08/31	1,032,130	0.3
6,440,000	^	Freddie Mac Multifamily Structured Pass Through Certificates K010 X3, 4.631%, 11/25/44	1,010,817	0.3
16,725,078	^	Freddie Mac Multifamily Structured Pass Through Certificates K704 X1, 1.964%, 08/25/18	376,379	0.1
8,087,203	^	Freddie Mac Multifamily Structured Pass Through Certificates K711 X3, 1.619%, 08/25/40	294,420	0.1
23,817	#	GE Capital Commercial Mortgage Series 2005-C2 H, 5.464%, 05/10/43	23,734	0.0
450,000	#	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	370,132	0.1
5,292,894	^	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.366%, 05/10/45	401,547	0.1
285,000		GS Mortgage Securities Trust 2015-GC32 D, 3.345%, 07/10/48	225,790	0.1
24,628,586	^	JPMBB Commercial Mortgage Securities Trust 2014-C24 XA, 1.071%, 11/15/47	1,217,751	0.3
290,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	279,438	0.1
570,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	527,916	0.1
5,790,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.352%, 12/15/47	103,060	0.0
343,791	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.571%, 10/15/37	343,391	0.1
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.374%, 06/12/41	444,660	0.1
34,811	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 F, 5.814%, 03/15/46	34,790	0.0
830,000		JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM, 5.759%, 06/15/49	842,559	0.2
12,198,274	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/45	693,401	0.2
530,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1 A4B2, 1.000%, 03/18/51	526,959	0.1
231,283	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.652%, 02/15/40	231,308	0.1
760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	763,883	0.2
640,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	613,126	0.2
1,370,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 5.875%, 06/15/38	1,371,128	0.4
670,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1 E, 6.750%, 11/15/26	682,275	0.2
560,000		Morgan Stanley Capital I Trust 2006-IQ11, 6.234%, 10/15/42	548,137	0.1
500,000	#	Morgan Stanley Capital I Trust 2008-T29 B, 6.277%, 01/11/43	506,784	0.1
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.432%, 09/15/47	1,095,548	0.3
930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.432%, 09/15/47	993,955	0.3
600,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/47	417,217	0.1
720,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 D, 4.162%, 03/15/48	607,356	0.2
10,959,538	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.017%, 08/10/49	836,871	0.2
10,446,318	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.014%, 10/15/45	730,412	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
480,000	#	Wells Fargo Commercial Mortgage Trust 2015-C26 D, 3.586%, 02/15/48	$361,193	0.1
90,000	#	Wells Fargo Commercial Mortgage Trust 2016-C34, 5.030%, 06/15/49	74,032	0.0
13,558,668	^	Wells Fargo Commercial Mortgage Trust 2016-C37, 1.047%, 12/15/49	847,185	0.2
6,749,623	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.987%, 08/15/45	490,760	0.1
15,433,744	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 0.960%, 09/15/46	558,956	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $34,847,282)		34,827,649	9.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.5%
		Federal Home Loan Mortgage Corporation: 0.6%##
399,083		4.000%, due 09/01/45	419,077	0.1
620,557		4.000%, due 09/01/45	651,648	0.2
349,316		4.000%, due 09/01/45	366,817	0.1
221,482		4.000%, due 09/01/45	232,578	0.1
467,478		4.000%, due 05/01/46	490,898	0.1
			2,161,018	0.6

		Federal National Mortgage Association: 0.6%##
178,147		2.500%, due 06/01/30	178,332	0.1
116,005		2.500%, due 06/01/30	116,126	0.0
74,845		2.500%, due 07/01/30	74,923	0.0
384,243		4.000%, due 05/01/45	403,430	0.1
416,923		4.500%, due 12/01/40	450,008	0.1
215,667		4.500%, due 12/01/40	232,126	0.1
471,438		5.000%, due 05/01/41	514,271	0.1
233,059		5.000%, due 06/01/41	254,451	0.1
			2,223,667	0.6

		Government National Mortgage Association: 0.3%
343,770		4.500%, due 08/20/41	372,059	0.1
507,848		5.140%, due 10/20/60	533,797	0.1
423,896		5.277%, due 10/20/60	446,024	0.1
39,563		5.500%, due 03/20/39	43,775	0.0
			1,395,655	0.3

	Total U.S. Government Agency Obligations
	(Cost $5,804,835)		5,780,340	1.5

ASSET-BACKED SECURITIES: 4.7%
		Cayman Islands: 4.3%
640,000	#	ALM VII R-2 Ltd., 2.887%, 10/15/27	641,595	0.2
430,000	#	Apidos CLO XI 2012-11A, 2.973%, 01/17/28	431,798	0.1
390,000	#	Apidos CLO XVII 2014-17A, 2.873%, 04/17/26	389,997	0.1
680,000	#	Apidos CLO XVII 2014-17A, 3.523%, 04/17/26	679,992	0.2
1,170,000	#	Ares XXVII CLO Ltd. 2013-2A B, 2.839%, 07/28/25	1,170,004	0.3
700,000	#	Blue Hill CLO 2013-1A B1, 2.973%, 01/15/26	700,394	0.2
930,000	#	BlueMountain CLO 2012-2 Ltd., 2.784%, 11/20/28	933,274	0.3
600,000	#	BlueMountain CLO 2014-4 Ltd., 2.785%, 11/30/26	600,980	0.2
550,000	#	BlueMountain CLO 2014-4 Ltd., 3.485%, 11/30/26	550,531	0.1
2,000,000	#	BlueMountain CLO III Ltd. 2007-3A C, 1.683%, 03/17/21	1,992,284	0.5
1,160,000	#	Bristol Park CLO Ltd. 2016-1A B, 2.784%, 04/15/29	1,165,487	0.3
390,000	#	Carlyle Global Market Strategies CLO 2012-4 Ltd., 2.480%, 01/20/29	391,055	0.1
530,000	#	Carlyle Global Market Strategies CLO 2012-4 Ltd., 2.930%, 01/20/29	532,040	0.1
1,130,000	#	Carlyle US CLO 2016-4 Ltd., 2.732%, 10/20/27	1,132,835	0.3
950,000	#	Dryden 33 Senior Loan Fund 2014-33A BR, 2.873%, 10/15/28	953,623	0.3
2,200,000	#	Madison Park Funding Ltd. 2007-6A C, 2.032%, 07/26/21	2,159,403	0.6
290,000	#	Madison Park Funding X Ltd. 2012-10A BR, 2.930%, 01/20/29	291,677	0.1
500,000	#	Magnetite VIII Ltd. 2014-8A BR, 2.773%, 04/15/26	500,346	0.1
760,000	#	Shackleton 2016-IX CLO Ltd., 2.364%, 10/20/28	759,974	0.2
			15,977,289	4.3

		United States: 0.4%
652,728		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.195%, 03/25/36	459,232	0.1
1,160,000	#	OHA Loan Funding Ltd. 2016-1A B1, 2.686%, 01/20/28	1,163,324	0.3
			1,622,556	0.4

	Total Asset-Backed Securities
	(Cost $17,539,983)		17,599,845	4.7

FOREIGN GOVERNMENT BONDS: 23.6%
		Argentina: 0.7%
425,000	#	Argentine Republic Government International Bond, 6.875%, 01/26/27	420,856	0.1
2,145,000	#	Argentine Republic Government International Bond, 6.875%, 04/22/21	2,286,570	0.6
			2,707,426	0.7

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†					Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
				Austria: 3.9%
EUR	12,300,000		#	Republic of Austria Government Bond, 1.650%, 10/21/24	$14,625,840	3.9

				Belgium: 4.4%
EUR	15,050,000		#	Kingdom of Belgium Government Bond, 0.800%, 06/22/25	16,465,027	4.4

				Brazil: 0.2%
	529,000			Brazilian Government International Bond, 2.625%, 01/05/23	482,051	0.1
	429,000			Brazilian Government International Bond, 5.000%, 01/27/45	368,940	0.1
					850,991	0.2

				Canada: 0.2%
CAD	880,000			Canadian Government Bond, 3.500%, 12/01/45	823,349	0.2

				Chile: 0.5%
CLP	1,245,000,000			Bonos Tesoreria Pesos, 4.500%, 02/28/21	2,012,981	0.5

				Colombia: 0.7%
	1,529,000			Colombia Government International Bond, 2.625%, 03/15/23	1,459,431	0.4
	943,000			Colombia Government International Bond, 8.125%, 05/21/24	1,191,716	0.3
					2,651,147	0.7

				Croatia: 0.1%
	300,000			Croatia Government International Bond, 6.375%, 03/24/21	328,875	0.1

				Dominican Republic: 0.2%
	686,000	#		Dominican Republic International Bond, 6.600%, 01/28/24	735,735	0.2

				Egypt: 0.2%
	750,000			Egypt Government International Bond, 6.125%, 01/31/22	757,500	0.2

				Germany: 0.5%
EUR	40,000			Bundesrepublik Deutschland, 1.000%, 08/15/25	46,158	0.0
EUR	1,240,000			Bundesrepublik Deutschland, 2.500%, 08/15/46	1,787,191	0.5
					1,833,349	0.5

				Guatemala: 0.1%
	363,000			Guatemala Government Bond, 8.125%, 10/06/34	466,455	0.1

				Hungary: 0.8%
HUF	550,000,000			Hungary Government Bond, 6.000%, 11/24/23	2,326,690	0.6
	350,000			Hungary Government International Bond, 5.375%, 02/21/23	382,403	0.1
	160,000			Hungary Government International Bond, 7.625%, 03/29/41	223,689	0.1
					2,932,782	0.8

				Indonesia: 0.4%
	500,000			Indonesia Government International Bond, 4.125%, 01/15/25	504,141	0.1
	300,000		#	Indonesia Government International Bond, 4.125%, 01/15/25	302,484	0.1
	650,000		#	Indonesia Government International Bond, 4.750%, 01/08/26	682,144	0.2
					1,488,769	0.4

				Italy: 3.0%
EUR	8,800,000			Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/26	11,288,718	3.0

				Ivory Coast: 0.1%
	465,500			Ivory Coast Government International Bond, 5.750%, 12/31/32	433,190	0.1

				Kazakhstan: 0.3%
	1,000,000		#	Kazakhstan Government International Bond, 5.125%, 07/21/25	1,076,848	0.3

				Lebanon: 0.1%
	475,000			Lebanon Government International Bond, 6.000%, 01/27/23	470,407	0.1

				Mexico: 0.9%
	250,000			Mexico Government International Bond, 4.000%, 10/02/23	252,500	0.1
MXN	68,670,000			Mexican Bonos, 6.500%, 06/10/21	3,223,013	0.8
					3,475,513	0.9

				Morocco: 0.1%
	400,000			Morocco Government International Bond, 4.250%, 12/11/22	411,720	0.1

				Panama: 0.2%
	200,000			Panama Government International Bond, 3.875%, 03/17/28	199,900	0.0
	540,000			Panama Government International Bond, 6.700%, 01/26/36	670,950	0.2
					870,850	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Peru: 0.6%
	250,000	Peruvian Government International Bond, 5.625%, 11/18/50	$289,375	0.1
PEN	6,000,000	Peruvian Government International Bond, 6.350%, 08/12/28	1,852,920	0.5
			2,142,295	0.6

		Poland: 0.2%
	550,000	Republic of Poland Government International Bond, 3.250%, 04/06/26	533,934	0.2

		Russia: 0.6%
RUB	96,254,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	1,575,298	0.4
	600,000	# Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	636,892	0.2
			2,212,190	0.6

		Spain: 1.9%
EUR	6,400,000	# Spain Government Bond, 1.950%, 04/30/26	7,151,930	1.9

		Sri Lanka: 0.1%
	200,000	Sri Lanka Government International Bond, 5.875%, 07/25/22	200,866	0.1
	200,000	# Sri Lanka Government International Bond, 6.825%, 07/18/26	200,024	0.0
			400,890	0.1

		Turkey: 0.3%
	890,000	Turkey Government International Bond, 7.375%, 02/05/25	982,862	0.3

		United Kingdom: 2.1%
GBP	1,020,000	United Kingdom Gilt, 2.000%, 09/07/25	1,359,307	0.4
GBP	3,980,000	United Kingdom Gilt, 3.500%, 01/22/45	6,552,172	1.7
			7,911,479	2.1

		Uruguay: 0.1%
	100,000	Uruguay Government International Bond, 4.375%, 10/27/27	102,910	0.0
	280,404	Uruguay Government International Bond, 7.625%, 03/21/36	357,571	0.1
			460,481	0.1

		Vietnam: 0.1%
	225,000	Vietnam Government International Bond, 6.750%, 01/29/20	245,982	0.1

		Total Foreign Government Bonds
		(Cost $95,634,866)	88,749,515	23.6

U.S. TREASURY OBLIGATIONS: 9.3%
		U.S. Treasury Bonds: 3.6%
	980,000	2.000%, due 11/15/26	941,814	0.2
	15,184,000	2.250%, due 08/15/46	12,772,948	3.4
	6,000	3.000%, due 11/15/45	5,929	0.0
			13,720,691	3.6

		U.S. Treasury Notes: 5.7%
	20,874,000	1.125%, due 01/31/19	20,841,395	5.6
	45,000	1.375%, due 01/31/21	44,349	0.0
	22,000	1.750%, due 01/31/23	21,528	0.0
	466,000	1.875%, due 01/31/22	465,226	0.1
			21,372,498	5.7

		Total U.S. Treasury Obligations
		(Cost $35,091,313)	35,093,189	9.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 15.6%
		Options on Currencies: 0.1%
90,400,000	@	Call USD vs. Put JPY, Strike @ 120.000, Exp. 03/17/17 Counterparty: Bank of America N.A.	155,334	0.1

		OTC Interest Rate Swaptions: 15.5%
34,900,000	@	Call on 20-year Interest Rate Swap, Receive a fixed rate equal to 2.610% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/17/23 Counterparty: Goldman Sachs International	2,985,086	0.8
62,000,000	@	Call on 20-year Interest Rate Swap, Receive a fixed rate equal to 2.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 01/11/27 Counterparty: Bank of America N.A.	5,694,845	1.5
29,050,000	@	Call on 30-year Interest Rate Swap, Receive a fixed rate equal to 2.540% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/16/21 Counterparty: Goldman Sachs International	2,957,508	0.8
34,100,000	@	Call on 30-year Interest Rate Swap, Receive a fixed rate equal to 2.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 04/20/17 Counterparty: Goldman Sachs International	1,052,712	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
83,700,000	@	Call on 30-year Interest Rate Swap, Receive a fixed rate equal to 2.645% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 10/12/17 Counterparty: Bank of America N.A.	$3,112,260	0.8
516,800,000	@	Put on 10-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.710%, Exp. 11/15/17 Counterparty: Bank of America N.A.	9,956,418	2.6
34,900,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.610%, Exp. 11/17/23 Counterparty: Goldman Sachs International	4,147,057	1.1
62,000,000	@	Put on 20-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.640%, Exp. 01/11/27 Counterparty: Bank of America N.A.	7,207,984	1.9
34,100,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.635%, Exp. 04/20/17 Counterparty: Goldman Sachs International	1,147,224	0.3
83,700,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.475%, Exp. 10/12/17 Counterparty: Bank of America N.A.	6,810,446	1.8
29,050,000	@	Put on 30-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.540%, Exp. 11/16/21 Counterparty: Goldman Sachs International	4,367,090	1.2
904,400,000	@	Put on 5-year Interest Rate Swap, Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.423%, Exp. 11/15/17 Counterparty: Bank of America N.A.	9,007,280	2.4
			58,445,910	15.5

	Total Purchased Options
	(Cost $57,639,854)		58,601,244	15.6

	Total Long-Term Investments
	(Cost $405,651,734)		404,198,980	107.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.1%
		Corporate Bonds/Notes: 0.5%
527,000	#	Barclays Bank PLC, 6.050%, 12/04/17	543,646	0.2
1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	1,207,500	0.3
			1,751,146	0.5

		Securities Lending Collateralcc: 0.7%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 01/31/17, 0.56%, due 02/01/17 (Repurchase Amount $1,000,015, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,020,000, due 02/01/17-12/20/66)	1,000,000	0.3
1,000,000		Daiwa Capital Markets, Repurchase Agreement dated 01/31/17, 0.58%, due 02/01/17 (Repurchase Amount $1,000,016, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 02/16/17-09/09/49)	1,000,000	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
			Securities Lending Collateralcc (continued)
	709,134		Nomura Securities, Repurchase Agreement dated 01/31/17, 0.55%, due 02/01/17 (Repurchase Amount $709,145, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $723,317, due 02/10/17-12/20/66)	$709,134	0.2
				2,709,134	0.7

			U.S. Treasury Notes: 0.0%
	110,000		United States Treasury Note, 0.875%, 11/30/17
			(Cost $110,073)	110,073	0.0

			Foreign Government Bonds: 0.2%
EUR	720,000	Z	Bundesschatzanweisungen, -0.680%, 06/16/17
			(Cost $800,554)	779,046	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.7%
36,308,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $36,308,000)	36,308,000	9.7

	Total Short-Term Investments
	(Cost $41,699,872)	41,657,399	11.1

	Total Investments in Securities (Cost $447,351,606)	$445,856,379	118.5
	Liabilities in Excess of Other Assets	(69,640,963)	(18.5)
	Net Assets	$376,215,416	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2017.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EU Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

Cost for federal income tax purposes is $448,621,172.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$13,959,829
Gross Unrealized Depreciation	(16,724,622)

Net Unrealized Depreciation	$(2,764,793)

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	26.7%
Foreign Government Bonds	23.6
Collateralized Mortgage Obligations	16.8
Purchased Options	15.6
U.S. Treasury Obligations	9.3
Commercial Mortgage-Backed Securities	9.2
Asset-Backed Securities	4.7
U.S. Government Agency Obligations	1.5
Short-Term Investments	11.1
Liabilities in Excess of Other Assets	(18.5)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Purchased Options	$–	$58,601,244	$–	$58,601,244
Corporate Bonds/Notes	–	100,350,374	–	100,350,374
Collateralized Mortgage Obligations	–	63,196,824	–	63,196,824
Short-Term Investments	36,308,000	5,349,399	–	41,657,399
Asset-Backed Securities	–	17,599,845	–	17,599,845
U.S. Treasury Obligations	–	35,093,189	–	35,093,189
U.S. Government Agency Obligations	–	5,780,340	–	5,780,340
Foreign Government Bonds	–	88,749,515	–	88,749,515
Commercial Mortgage-Backed Securities	–	34,827,649	–	34,827,649
Total Investments, at fair value	$36,308,000	$409,548,379	$–	$445,856,379
Other Financial Instruments+
Centrally Cleared Swaps	–	12,004,310	–	12,004,310
Forward Foreign Currency Contracts	–	5,976,788	–	5,976,788
Futures	276,255	–	–	276,255
Total Assets	$36,584,255	$427,529,477	$–	$464,113,732
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(7,846,081)	$–	$(7,846,081)
Forward Foreign Currency Contracts	–	(2,073,731)	–	(2,073,731)
Futures	(257,074)	–	–	(257,074)
Written Options	–	(60,293,476)	–	(60,293,476)
Total Liabilities	$(257,074)	$(70,213,288)	$–	$(70,470,362)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	EU Euro	31,643,860	Buy	04/07/17	$33,950,634	$34,262,033	$311,399
The Bank of New York	Malaysian Ringgit	4,923,799	Buy	03/10/17	1,113,705	1,109,239	(4,466)
Barclays Bank PLC	Australian Dollar	4,126,016	Buy	04/07/17	3,109,000	3,124,471	15,471
Barclays Bank PLC	Japanese Yen	69,701,719	Buy	04/07/17	611,000	618,919	7,919
Barclays Bank PLC	Australian Dollar	1,805,823	Buy	04/07/17	1,365,000	1,367,479	2,479
Barclays Bank PLC	Australian Dollar	2,565,316	Buy	04/07/17	1,942,000	1,942,614	614
Barclays Bank PLC	British Pound	423,502	Buy	04/07/17	531,000	533,591	2,591
Barclays Bank PLC	Japanese Yen	604,089,029	Buy	04/07/17	5,374,000	5,364,030	(9,970)
Barclays Bank PLC	British Pound	620,272	Buy	04/07/17	767,000	781,511	14,511
Barclays Bank PLC	EU Euro	3,323,301	Buy	04/07/17	3,550,000	3,598,267	48,267
Barclays Bank PLC	New Zealand Dollar	3,553,432	Buy	04/07/17	2,501,000	2,602,120	101,120
Barclays Bank PLC	Canadian Dollar	229,080	Buy	04/07/17	174,000	176,165	2,165
Barclays Bank PLC	South Korean Won	1,094,806,950	Buy	03/10/17	937,479	950,832	13,353
Barclays Bank PLC	Norwegian Krone	24,489,220	Buy	04/07/17	2,849,000	2,970,698	121,698
Barclays Bank PLC	Thai Baht	44,753,198	Buy	03/10/17	1,256,590	1,270,618	14,028
Barclays Bank PLC	Canadian Dollar	11,490,032	Buy	04/07/17	8,706,504	8,835,926	129,422
Barclays Bank PLC	British Pound	6,581,501	Buy	04/07/17	8,014,191	8,292,351	278,160
Barclays Bank PLC	Swedish Krona	23,342,206	Buy	04/07/17	2,586,855	2,677,570	90,715
BNP Paribas	EU Euro	7,020,847	Buy	03/15/17	7,502,000	7,591,823	89,823
BNP Paribas	Israeli New Shekel	2,455,415	Buy	04/07/17	648,684	652,444	3,760
BNP Paribas	Polish Zloty	3,551,512	Buy	04/07/17	871,938	885,994	14,056
BNP Paribas	South African Rand	15,146,779	Buy	04/07/17	1,112,920	1,111,185	(1,735)
BNP Paribas	Swiss Franc	695,315	Buy	04/07/17	689,000	705,354	16,354
BNP Paribas	Australian Dollar	29,750,652	Buy	04/07/17	21,790,716	22,529,009	738,293

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citibank N.A.	Canadian Dollar	2,098,330	Buy	04/07/17	$1,604,000	$1,613,633	$9,633
Citibank N.A.	Turkish Lira	1,296	Buy	04/07/17	339	337	(2)
Citibank N.A.	Brazilian Real	97,178	Buy	02/10/17	27,856	30,781	2,925
Citibank N.A.	Colombian Peso	21,945,913	Buy	02/10/17	6,909	7,494	585
Citibank N.A.	Australian Dollar	1,387,672	Buy	04/07/17	1,047,000	1,050,830	3,830
Citibank N.A.	Swiss Franc	1,867,146	Buy	04/07/17	1,859,000	1,894,106	35,106
Citibank N.A.	New Zealand Dollar	5,184,689	Buy	04/07/17	3,682,000	3,796,662	114,662
Citibank N.A.	Canadian Dollar	9,751,643	Buy	06/21/17	7,394,000	7,505,777	111,777
Deutsche Bank AG	Australian Dollar	2,776,065	Buy	04/07/17	2,093,000	2,102,206	9,206
Deutsche Bank AG	New Zealand Dollar	2,040,924	Buy	04/07/17	1,468,000	1,494,535	26,535
Deutsche Bank AG	Norwegian Krone	38,524,179	Buy	04/07/17	4,509,000	4,673,228	164,228
Deutsche Bank AG	New Zealand Dollar	11,947,983	Buy	03/15/17	8,563,000	8,755,626	192,626
Deutsche Bank AG	Swiss Franc	1,352,558	Buy	04/07/17	1,340,000	1,372,088	32,088
Deutsche Bank AG	New Zealand Dollar	3,280,141	Buy	04/07/17	2,296,000	2,401,993	105,993
Goldman Sachs International	Australian Dollar	3,437,552	Buy	04/07/17	2,592,000	2,603,124	11,124
Goldman Sachs International	EU Euro	26,851,221	Buy	04/07/17	28,463,736	29,072,857	609,121
Goldman Sachs International	Japanese Yen	6,229,266,383	Buy	04/07/17	53,674,105	55,312,988	1,638,883
HSBC Bank USA N.A.	Romanian New Leu	62,298	Buy	04/07/17	14,898	14,983	85
HSBC Bank USA N.A.	Hong Kong Sar Dollar	1,153,673	Buy	03/10/17	148,686	148,749	63
HSBC Bank USA N.A.	Singapore Dollar	1,168,896	Buy	03/10/17	809,180	829,632	20,452
HSBC Bank USA N.A.	Norwegian Krone	26,810,982	Buy	04/07/17	3,144,000	3,252,342	108,342
JPMorgan Chase Bank N.A.	EU Euro	3,035,315	Buy	04/07/17	3,257,000	3,286,453	29,453
JPMorgan Chase Bank N.A.	Australian Dollar	1,552,486	Buy	04/07/17	1,176,000	1,175,637	(363)
JPMorgan Chase Bank N.A.	EU Euro	1,530,462	Buy	04/07/17	1,645,000	1,657,091	12,091
JPMorgan Chase Bank N.A.	Danish Krone	11,481,481	Buy	04/07/17	1,637,474	1,671,973	34,499
Morgan Stanley Capital Services LLC	Czech Koruna	12,398,032	Buy	04/07/17	495,531	497,731	2,200
Morgan Stanley Capital Services LLC	EU Euro	373,592	Buy	04/07/17	399,000	404,502	5,502
Morgan Stanley Capital Services LLC	British Pound	1,070,577	Buy	04/07/17	1,316,000	1,348,872	32,872
Morgan Stanley Capital Services LLC	British Pound	674,896	Buy	04/07/17	839,000	850,334	11,334
Morgan Stanley Capital Services LLC	New Zealand Dollar	10,529,673	Buy	06/21/17	7,396,000	7,694,104	298,104
							$5,622,981

Barclays Bank PLC	Chilean Peso	1,302,357,478	Sell	02/10/17	$1,968,199	$2,006,978	$(38,779)
Barclays Bank PLC	Norwegian Krone	9,431,058	Sell	04/07/17	1,130,000	1,144,047	(14,047)
Barclays Bank PLC	Swedish Krona	22,103,505	Sell	04/07/17	2,496,000	2,535,480	(39,480)
Barclays Bank PLC	Japanese Yen	20,650,095	Sell	04/07/17	181,000	183,363	(2,363)
Barclays Bank PLC	Canadian Dollar	2,020,124	Sell	04/07/17	1,539,000	1,553,492	(14,492)
BNP Paribas	Australian Dollar	3,377,403	Sell	04/07/17	2,479,000	2,557,575	(78,575)
BNP Paribas	Canadian Dollar	2,426,271	Sell	04/07/17	1,837,000	1,865,822	(28,822)
BNP Paribas	Australian Dollar	1,237,455	Sell	04/07/17	934,000	937,076	(3,076)
BNP Paribas	Australian Dollar	1,495,574	Sell	04/07/17	1,099,000	1,132,540	(33,540)
BNP Paribas	New Zealand Dollar	1,187,178	Sell	04/07/17	828,805	869,351	(40,546)
Citibank N.A.	New Zealand Dollar	3,458,644	Sell	04/07/17	2,502,000	2,532,708	(30,708)
Citibank N.A.	New Zealand Dollar	3,359,255	Sell	04/07/17	2,435,000	2,459,928	(24,928)
Citibank N.A.	Australian Dollar	4,905,427	Sell	04/07/17	3,704,000	3,714,689	(10,689)
Citibank N.A.	New Zealand Dollar	11,947,983	Sell	03/15/17	8,189,112	8,755,626	(566,514)
Citibank N.A.	Norwegian Krone	21,525,190	Sell	04/07/17	2,534,000	2,611,142	(77,142)
Citibank N.A.	Canadian Dollar	997,886	Sell	04/07/17	758,122	767,382	(9,260)
Citibank N.A.	Australian Dollar	3,276,284	Sell	04/07/17	2,435,000	2,481,002	(46,002)
Citibank N.A.	EU Euro	4,695,490	Sell	04/07/17	4,989,000	5,083,989	(94,989)
Citibank N.A.	EU Euro	2,596,767	Sell	04/07/17	2,753,000	2,811,621	(58,621)
Citibank N.A.	Norwegian Krone	68,575,814	Sell	04/07/17	8,020,912	8,318,682	(297,770)
Deutsche Bank AG	Norwegian Krone	9,589,809	Sell	04/07/17	1,149,000	1,163,305	(14,305)
Deutsche Bank AG	Swiss Franc	1,804,360	Sell	04/07/17	1,784,270	1,830,413	(46,143)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Swiss Franc	1,354,810	Sell	04/07/17	$1,361,000	$1,374,372	$(13,372)
Goldman Sachs International	EU Euro	83,346	Sell	04/07/17	90,000	90,241	(241)
Goldman Sachs International	EU Euro	4,427,833	Sell	04/07/17	4,702,000	4,794,186	(92,186)
HSBC Bank USA N.A.	Russian Ruble	64,038,233	Sell	04/07/17	1,063,624	1,048,904	14,720
HSBC Bank USA N.A.	Mexican Peso	48,244,852	Sell	02/10/17	2,327,496	2,311,055	16,441
JPMorgan Chase Bank N.A.	New Zealand Dollar	2,114,344	Sell	04/07/17	1,535,000	1,548,299	(13,299)
JPMorgan Chase Bank N.A.	New Zealand Dollar	2,196,790	Sell	04/07/17	1,588,000	1,608,674	(20,674)
JPMorgan Chase Bank N.A.	Australian Dollar	6,229,896	Sell	04/07/17	4,659,000	4,717,658	(58,658)
JPMorgan Chase Bank N.A.	Indonesian Rupiah	1,261,220,000	Sell	03/10/17	93,493	94,204	(711)
Morgan Stanley Capital Services LLC	Norwegian Krone	39,796,155	Sell	04/07/17	4,775,000	4,827,526	(52,526)
Morgan Stanley Capital Services LLC	Japanese Yen	582,734,590	Sell	04/07/17	5,160,000	5,174,412	(14,412)
Morgan Stanley Capital Services LLC	Hungarian Forint	708,163,501	Sell	04/07/17	2,460,607	2,470,952	(10,345)
Morgan Stanley Capital Services LLC	EU Euro	667,492	Sell	04/07/17	717,000	722,720	(5,720)
Morgan Stanley Capital Services LLC	Norwegian Krone	8,873,449	Sell	04/07/17	1,057,000	1,076,406	(19,406)
Morgan Stanley Capital Services LLC	Norwegian Krone	19,335,960	Sell	04/07/17	2,277,000	2,345,575	(68,575)
Morgan Stanley Capital Services LLC	Swedish Krona	9,316,842	Sell	04/07/17	1,046,000	1,068,729	(22,729)
Morgan Stanley Capital Services LLC	Canadian Dollar	9,751,651	Sell	06/21/17	7,412,233	7,505,783	(93,550)
Morgan Stanley Capital Services LLC	Japanese Yen	466,651,934	Sell	09/20/17	4,213,000	4,180,382	32,618
Morgan Stanley Capital Services LLC	Japanese Yen	465,583,000	Sell	09/20/17	4,260,360	4,170,806	89,554
Morgan Stanley Capital Services LLC	Japanese Yen	956,281,000	Sell	09/20/17	8,750,538	8,566,600	183,938
							$(1,719,924)

At January 31, 2017, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	20	03/15/17	$1,945,992	$16,005
Australia 3-Year Bond	81	03/15/17	6,868,386	5,781
Canada 10-Year Bond	68	03/22/17	7,182,263	(84,255)
Euro-Bobl 5-Year	95	03/08/17	13,633,400	56,233
Euro-Buxl® 30-year German Government Bond	53	03/08/17	9,566,147	(167,255)
Euro-Schatz	213	03/08/17	25,804,421	28,104
Long Gilt	35	03/29/17	5,454,014	12,420
Short Gilt	40	03/29/17	5,300,223	(2,798)
			$75,754,846	$(135,765)
Short Contracts
Euro-Bund	(101)	03/08/17	(17,677,044)	131,618
Japanese Government Bonds 10-Year Mini	(2)	03/10/17	(265,362)	594
U.S. Treasury 10-Year Note	(16)	03/22/17	(1,991,500)	751
U.S. Treasury 5-Year Note	(123)	03/31/17	(14,497,664)	24,749
U.S. Treasury Ultra 10-Year Note	(8)	03/22/17	(1,073,250)	(2,766)
			$(35,504,820)	$154,946

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

At January 31, 2017, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 27, Version 1	Sell	5.000	Intercontinental Exchange	12/20/21	USD 21,200,000	$1,336,554	$312,594
						$1,336,554	$312,594

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At January 31, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.294% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/10/23	EUR	5,700,000	$(9,849)	$(7,447)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.129%	Chicago Mercantile Exchange	02/16/46	EUR	1,300,000	106,772	103,829
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.378%	Chicago Mercantile Exchange	01/23/47	EUR	12,400,000	175,808	174,046
Receive a fixed rate equal to 1.445% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	01/24/47	EUR	9,600,000	39,140	38,849
Receive a fixed rate equal to 1.408% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	01/24/47	EUR	12,400,000	(73,454)	(73,254)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.489%	Chicago Mercantile Exchange	01/30/47	EUR	3,100,000	(50,872)	(50,485)
Receive a fixed rate equal to -0.104% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/21	JPY	1,300,000,000	(87,812)	(91,696)
Receive a fixed rate equal to -0.198% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/21	JPY	917,600,000	(104,080)	(111,288)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.030%	Chicago Mercantile Exchange	03/02/23	JPY	29,800,000	2,520	2,565
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to -0.044%	Chicago Mercantile Exchange	03/03/23	JPY	4,344,000,000	399,833	405,801
Receive a fixed rate equal to -0.020% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/07/23	JPY	1,130,000,000	(89,825)	(91,527)
Receive a fixed rate equal to -0.166% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/23	JPY	633,700,000	(109,641)	(116,515)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	3,232,000,000	1,241,393	1,210,850
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/25	JPY	1,844,721,303	493,226	451,260
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.119%	Chicago Mercantile Exchange	03/02/26	JPY	21,200,000	1,669	1,626
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.103%	Chicago Mercantile Exchange	03/03/26	JPY	2,381,000,000	217,835	212,530
Receive a fixed rate equal to -0.092% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	07/14/26	JPY	1,256,100,000	(338,340)	(357,745)
Receive a fixed rate equal to 0.387% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/31	JPY	14,900,000	(868)	(792)
Receive a fixed rate equal to 0.360% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/31	JPY	1,677,000,000	(153,985)	(144,739)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.373%	Chicago Mercantile Exchange	03/07/31	JPY	175,000,000	13,479	12,530
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.074%	Chicago Mercantile Exchange	07/14/31	JPY	626,200,000	300,893	315,688
Receive a fixed rate equal to 0.623% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/02/36	JPY	11,900,000	(680)	(637)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.585% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	03/03/36	JPY	1,341,000,000	$(160,009)	$(154,230)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.578%	Chicago Mercantile Exchange	03/07/36	JPY	250,000,000	32,942	31,846
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.178%	Chicago Mercantile Exchange	07/14/36	JPY	467,900,000	389,064	407,374
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,754,000,000	1,772,985	1,682,036
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	797,101,798	(1,095,262)	(1,041,046)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.233%	Chicago Mercantile Exchange	07/14/46	JPY	294,600,000	466,739	490,090
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.702%	Chicago Mercantile Exchange	04/04/18	USD	73,500,000	311,543	311,543
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.826%	Chicago Mercantile Exchange	04/04/19	USD	26,000,000	283,231	283,231
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.983%	Chicago Mercantile Exchange	10/31/19	USD	13,000,000	165,016	165,016
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.079%	Chicago Mercantile Exchange	04/04/21	USD	20,500,000	524,851	524,851
Receive a fixed rate equal to 1.744% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/18/21	USD	13,400,000	(137,944)	(137,944)
Receive a fixed rate equal to 1.813% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/22/21	USD	20,100,000	(144,787)	(144,787)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.861%	Chicago Mercantile Exchange	11/25/21	USD	26,800,000	135,041	135,041
Receive a fixed rate equal to 1.790% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/30/21	USD	13,200,000	(110,620)	(110,620)
Receive a fixed rate equal to 1.817% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/02/21	USD	13,200,000	(94,957)	(94,957)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.874%	Chicago Mercantile Exchange	12/05/21	USD	26,800,000	123,130	123,130
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.932%	Chicago Mercantile Exchange	12/14/21	USD	34,800,000	70,532	70,532
Receive a fixed rate equal to 2.059% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/21/21	USD	67,200,000	256,617	256,617
Receive a fixed rate equal to 1.918% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/20/22	USD	19,400,000	(52,398)	(52,397)
Receive a fixed rate equal to 2.032% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/23/22	USD	26,100,000	69,515	69,515
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.025%	Chicago Mercantile Exchange	01/23/22	USD	52,200,000	(121,006)	(121,006)
Receive a fixed rate equal to 1.970% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/17/22	USD	28,424,000	(350,823)	(350,823)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.213%	Chicago Mercantile Exchange	09/14/23	USD	6,000,000	299,202	299,202
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.268%	Chicago Mercantile Exchange	10/11/23	USD	4,200,000	198,932	198,932
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.980%	Chicago Mercantile Exchange	12/05/23	USD	6,000,000	18,292	18,292
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.719%	Chicago Mercantile Exchange	11/14/26	USD	3,500,000	165,583	165,583
Receive a fixed rate equal to 2.226% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/22/26	USD	14,200,000	(195,256)	(195,256)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.264%	Chicago Mercantile Exchange	11/25/26	USD	14,200,000	146,530	146,530
Receive a fixed rate equal to 2.184% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/30/26	USD	6,900,000	(121,752)	(121,752)
Receive a fixed rate equal to 2.228% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/02/26	USD	6,900,000	(94,737)	(94,737)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.292%	Chicago Mercantile Exchange	12/05/26	USD	14,200,000	113,626	113,626
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.398%	Chicago Mercantile Exchange	12/14/26	USD	20,300,000	(30,009)	(30,009)
Receive a fixed rate equal to 2.474% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/21/26	USD	38,800,000	318,787	318,787

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.254% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/20/27	USD	10,300,000	$(94,067)	$(94,067)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.367%	Chicago Mercantile Exchange	01/23/27	USD	20,600,000	(20,563)	(20,563)
Receive a fixed rate equal to 2.307% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/17/27	USD	20,672,000	(429,002)	(429,002)
Receive a fixed rate equal to 1.837% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/31	USD	5,200,000	(379,656)	(379,656)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.517%	Chicago Mercantile Exchange	12/05/36	USD	10,000,000	200,399	200,399
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.516%	Chicago Mercantile Exchange	12/06/36	USD	10,000,000	203,029	203,029
Receive a fixed rate equal to 2.585% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/13/36	USD	8,100,000	(72,763)	(72,763)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.649%	Chicago Mercantile Exchange	12/13/36	USD	6,100,000	(7,766)	(7,766)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.691%	Chicago Mercantile Exchange	12/14/36	USD	6,100,000	(49,127)	(49,127)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.767%	Chicago Mercantile Exchange	12/20/36	USD	6,100,000	(124,788)	(124,788)
Receive a fixed rate equal to 2.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/03/37	USD	4,000,000	(1,034)	(1,034)
Receive a fixed rate equal to 2.486% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/37	USD	10,100,000	(187,915)	(187,915)
Receive a fixed rate equal to 2.459% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/37	USD	8,100,000	(240,505)	(240,505)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.495%	Chicago Mercantile Exchange	01/10/37	USD	10,000,000	171,169	171,170
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.487%	Chicago Mercantile Exchange	01/10/37	USD	10,000,000	169,047	169,047
Receive a fixed rate equal to 2.509% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/17/37	USD	11,800,000	(177,031)	(177,031)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.549%	Chicago Mercantile Exchange	01/23/37	USD	17,400,000	146,793	146,793
Receive a fixed rate equal to 2.595% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/37	USD	5,900,000	(5,290)	(5,290)
Receive a fixed rate equal to 2.513% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/37	USD	9,300,000	(133,206)	(133,206)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.655%	Chicago Mercantile Exchange	01/27/37	USD	9,300,000	(82,653)	(82,653)
Receive a fixed rate equal to 2.036% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	04/04/46	USD	1,800,000	(193,656)	(193,656)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.188%	Chicago Mercantile Exchange	04/04/46	USD	3,000,000	317,869	317,869
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.558%	Chicago Mercantile Exchange	12/05/46	USD	7,400,000	199,107	199,107
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.557%	Chicago Mercantile Exchange	12/06/46	USD	7,400,000	200,910	200,910
Receive a fixed rate equal to 2.635% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/13/46	USD	5,900,000	(58,798)	(58,798)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.698%	Chicago Mercantile Exchange	12/13/46	USD	4,500,000	(16,930)	(16,930)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.742%	Chicago Mercantile Exchange	12/14/46	USD	4,500,000	(59,730)	(59,730)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.794%	Chicago Mercantile Exchange	12/20/46	USD	4,500,000	(110,815)	(110,814)
Receive a fixed rate equal to 2.668% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/03/47	USD	5,900,000	(16,574)	(16,574)
Receive a fixed rate equal to 2.487% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/47	USD	5,900,000	(251,045)	(251,045)
Receive a fixed rate equal to 2.513% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/09/47	USD	7,400,000	(196,608)	(196,608)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.511%	Chicago Mercantile Exchange	01/10/47	USD	8,900,000	239,000	239,000
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.517%	Chicago Mercantile Exchange	01/10/47	USD	5,900,000	151,290	151,290

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.525%	Chicago Mercantile Exchange	01/17/47	USD	18,600,000	$445,469	$445,469
Receive a fixed rate equal to 2.535% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/17/47	USD	7,100,000	(153,614)	(153,614)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.578%	Chicago Mercantile Exchange	01/23/47	USD	14,300,000	173,625	173,625
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.569%	Chicago Mercantile Exchange	01/23/47	USD	11,500,000	163,640	163,640
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.602%	Chicago Mercantile Exchange	01/24/47	USD	17,400,000	121,018	121,018
Receive a fixed rate equal to 2.616% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/47	USD	12,400,000	(48,786)	(48,786)
Receive a fixed rate equal to 2.613% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/24/47	USD	12,400,000	(54,801)	(54,801)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.612%	Chicago Mercantile Exchange	01/24/47	USD	10,200,000	48,002	48,002
Receive a fixed rate equal to 2.537% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/47	USD	12,400,000	(262,723)	(262,723)
Receive a fixed rate equal to 2.538% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/25/47	USD	6,200,000	(130,268)	(130,268)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.679%	Chicago Mercantile Exchange	01/27/47	USD	12,400,000	(123,895)	(123,895)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.684%	Chicago Mercantile Exchange	01/27/47	USD	6,200,000	(69,058)	(69,058)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.723%	Chicago Mercantile Exchange	01/30/47	USD	8,700,000	(171,298)	(171,298)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.723%	Chicago Mercantile Exchange	01/30/47	USD	11,500,000	(226,428)	(226,428)
					$3,925,734	$3,845,635

At January 31, 2017, the following over-the-counter written interest rate swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 20-year Interest Rate Swap	Citibank N.A.	1.670%	Pay	6-month EUR-EURIBOR-Reuters	01/12/27	EUR	62,000,000	$8,605,348	$(7,137,252)
Call on 20-year Interest Rate Swap	Goldman Sachs International	2.435%	Pay	3-month USD-LIBOR-BBA	11/17/17	USD	80,800,000	4,298,560	(2,297,306)
Call on 30-year Interest Rate Swap	Bank of America N.A.	2.448%	Pay	3-month USD-LIBOR-BBA	04/12/17	USD	145,800,000	5,103,000	(1,870,826)
Call on 30-year Interest Rate Swap	Goldman Sachs International	2.435%	Pay	3-month USD-LIBOR-BBA	11/16/17	USD	58,150,000	4,280,486	(2,147,887)
Put on 10-year Interest Rate Swap	Bank of America N.A.	2.250%	Receive	3-month USD-LIBOR-BBA	11/15/17	USD	258,400,000	8,398,000	(10,040,991)
Put on 20-year Interest Rate Swap	Citibank N.A.	1.670%	Receive	6-month EUR-EURIBOR-Reuters	01/12/27	EUR	62,000,000	8,605,348	(8,859,800)
Put on 20-year Interest Rate Swap	Goldman Sachs International	2.435%	Receive	3-month USD-LIBOR-BBA	11/17/17	USD	80,800,000	4,298,560	(5,430,810)
Put on 30-year Interest Rate Swap	Bank of America N.A.	2.448%	Receive	3-month USD-LIBOR-BBA	04/12/17	USD	145,800,000	5,103,000	(8,215,856)
Put on 30-year Interest Rate Swap	Goldman Sachs International	2.435%	Receive	3-month USD-LIBOR-BBA	11/16/17	USD	58,150,000	4,280,486	(5,285,270)
Put on 5-year Interest Rate Swap	Bank of America N.A.	1.970%	Receive	3-month USD-LIBOR-BBA	11/15/17	USD	452,200,000	6,783,000	(9,007,478)
				Total Written Swaptions				$59,755,788	$(60,293,476)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$155,334
Interest rate contracts	Purchased options	58,445,910
Foreign exchange contracts	Forward foreign currency contracts	5,976,788
Interest rate contracts	Futures contracts	276,255
Credit contracts	Credit default swaps	312,594
Interest rate contracts	Interest rate swaps	12,004,310
Total Asset Derivatives		$77,171,191

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,073,731
Interest rate contracts	Futures contracts	257,074
Interest rate contracts	Interest rate swaps	7,846,081
Interest rate contracts	Written options	60,293,476
Total Liability Derivatives		$70,470,362

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2017:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York	Totals
Assets:
Purchased options	$41,944,567	$-	$-	$-	$-	$16,656,677	$-	$-	$-	$-	$58,601,244
Forward foreign currency contracts	-	842,513	862,286	278,518	530,676	2,259,128	160,103	76,043	656,122	311,399	5,976,788
Total Assets	$41,944,567	$842,513	$862,286	$278,518	$530,676	$18,915,805	$160,103	$76,043	$656,122	$311,399	$64,578,032

Liabilities:
Forward foreign currency contracts	$-	$119,131	$186,294	$1,216,625	$60,448	$105,799	$-	$93,705	$287,263	$4,466	$2,073,731
Written options	29,135,151	-	-	15,997,052	-	15,161,273	-	-	-	-	60,293,476
Total Liabilities	$29,135,151	$119,131	$186,294	$17,213,677	$60,448	$15,267,072	$-	$93,705	$287,263	$4,466	$62,367,207

Net OTC derivative instruments by counterparty, at fair value	$12,809,416	$723,382	$675,992	$(16,935,159)	$470,228	$3,648,733	$160,103	$(17,662)	$368,859	$306,933	$2,210,825

Total cash collateral pledged by the Fund/(Received from counterparty)(1)	$(12,250,000)	$(580,000)	$(510,000)	$16,359,000	$-	$(1,100,000)	$-	$-	$(368,859)	$-	$1,550,141

Net Exposure(2)	$559,416	$143,382	$165,992	$(576,159)	$470,228	$2,548,733	$160,103	$(17,662)	$-	$306,933	$3,760,966

(1)	At January 31, 2017, the Fund had received $650,000 in cash collateral from Morgan Stanley Capital Services LLC. Excess cash collateral is not shown for financial reporting purposes.
(2)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Australia: 1.2%
1,039		BHP Billiton Ltd.	$21,080	0.6
2,855		Westfield Corp.	19,032	0.6
			40,112	1.2

		France: 7.1%
742		AXA S.A.	18,237	0.6
788		Carrefour S.A.	19,277	0.6
407		Cie de Saint-Gobain	19,998	0.6
1,248		Orange SA	19,375	0.6
1,470		Engie SA	17,600	0.5
104		L'Oreal S.A.	18,909	0.6
99		LVMH Moet Hennessy Louis Vuitton SE	19,951	0.6
234		Sanofi	18,808	0.6
272		Schneider Electric SE	19,463	0.6
381		Societe Generale	18,626	0.6
366		Total S.A.	18,518	0.6
994		Vivendi SA	18,226	0.6
			226,988	7.1

		Germany: 6.8%
114		Allianz SE	19,376	0.6
203		BASF SE	19,597	0.6
181		Bayer AG	20,105	0.6
252		Daimler AG	18,952	0.6
1,016	@	Deutsche Bank AG	20,291	0.6
1,101		Deutsche Telekom AG	19,275	0.6
2,687		E.ON AG	20,698	0.7
100		Muenchener Rueckversicherungs-Gesellschaft AG	18,831	0.6
1,525	@	RWE AG	20,306	0.6
154		Siemens AG	19,921	0.6
127		Volkswagen AG	20,345	0.7
			217,697	6.8

		Japan: 5.3%
500		Bridgestone Corp.	18,338	0.6
700		Canon, Inc.	20,711	0.6
600		Honda Motor Co., Ltd.	17,855	0.5
3,000		Mitsubishi UFJ Financial Group, Inc.	19,211	0.6
1,900		Nissan Motor Co., Ltd.	18,797	0.6
1,800		Panasonic Corp.	18,729	0.6
500		Seven & I Holdings Co., Ltd.	19,964	0.6
700		Sony Corp.	21,194	0.7
300		Toyota Motor Corp.	17,446	0.5
			172,245	5.3

		Netherlands: 2.9%
3,388		Aegon NV	18,416	0.6
1,326		ING Groep NV	19,049	0.6
613		Koninklijke Philips NV	17,987	0.5
678		Royal Dutch Shell PLC - Class A	18,389	0.6
452		Unilever NV	18,334	0.6
			92,175	2.9

		South Korea: 0.7%
26		Samsung Electronics Co., Ltd. GDR	22,225	0.7

		Spain: 2.4%
3,612		Banco Santander SA	20,180	0.6
2,775		Banco Bilbao Vizcaya Argentaria S.A.	18,871	0.6
1,363		Repsol SA	20,202	0.6
2,026		Telefonica S.A.	19,602	0.6
			78,855	2.4

		Sweden: 0.6%
3,177		Telefonaktiebolaget LM Ericsson	18,802	0.6

		Switzerland: 3.6%
875		ABB Ltd.	20,852	0.6
1,258		Credit Suisse Group AG	19,203	0.6
261		Nestle S.A.	19,122	0.6
257		Novartis AG	18,974	0.6
197		Swiss Re Ltd.	18,409	0.6
1,180		UBS Group AG	19,177	0.6
			115,737	3.6

		United Kingdom: 7.9%
1,298	@	Anglo American PLC	22,375	0.7
343		AstraZeneca PLC	18,203	0.6
3,126		Aviva PLC	18,821	0.6
6,732		Barclays PLC	18,684	0.6
2,973		BP PLC	17,756	0.5
720		Diageo PLC	20,000	0.6
976		GlaxoSmithKline PLC	18,861	0.6
2,318		HSBC Holdings PLC	19,775	0.6
1,601		National Grid PLC	18,753	0.6
940		Prudential PLC	18,216	0.6
478		Rio Tinto PLC	21,177	0.6
2,294	@	Standard Chartered PLC	22,464	0.7
7,587		Vodafone Group PLC	18,585	0.6
			253,670	7.9

		United States: 57.2%
287		3M Co.	50,173	1.6
65	@	Alphabet, Inc. - Class C	51,791	1.6
457		Aon PLC	51,504	1.6
437		Apple, Inc.	53,030	1.6
871		Bristol-Myers Squibb Co.	42,818	1.3
548		Caterpillar, Inc.	52,422	1.6
433		Chevron Corp.	48,215	1.5
850		Citigroup, Inc.	47,455	1.5
1,233		Coca-Cola Co.	51,256	1.6
778		Colgate-Palmolive Co.	50,243	1.6
882		Dow Chemical Co.	52,594	1.6
686		Du Pont E I de Nemours & Co.	51,793	1.6
567		Exxon Mobil Corp.	47,566	1.5
4,166		Ford Motor Co.	51,492	1.6
1,610		General Electric Co.	47,817	1.5
213		Goldman Sachs Group, Inc.	48,845	1.5
3,416		HP, Inc.	51,411	1.6
308		International Business Machines Corp.	53,752	1.7

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,393	Intel Corp.	$51,290	1.6
444	Johnson & Johnson	50,283	1.6
590	JPMorgan Chase & Co.	49,932	1.5
447	Kimberly-Clark Corp.	54,145	1.7
754	Marsh & McLennan Cos., Inc.	51,287	1.6
416	McDonald's Corp.	50,989	1.6
861	Merck & Co., Inc.	53,373	1.7
811	Microsoft Corp.	52,431	1.6
1,198	Morgan Stanley	50,903	1.6
1,001	Nike, Inc.	52,953	1.6
488	PepsiCo, Inc.	50,645	1.6
1,578	Pfizer, Inc.	50,070	1.6
562	Philip Morris International, Inc.	54,025	1.7
607	Procter & Gamble Co.	53,173	1.7
690	Texas Instruments, Inc.	52,123	1.6
1,794	Twenty-First Century Fox, Inc. - Class A	56,296	1.7
464	United Technologies Corp.	50,887	1.6
737	Wal-Mart Stores, Inc.	49,187	1.5
		1,838,169	57.2

	Total Common Stock
	(Cost $2,982,821)	3,076,675	95.7

EXCHANGE-TRADED FUNDS: 0.5%
220	iShares Global 100 ETF	17,107	0.5

	Total Exchange-Traded Funds (Cost $16,945)	17,107	0.5

	Total Long-Term Investments (Cost $2,999,766)	3,093,782	96.2

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
4,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $4,000)	4,000	0.1

	Total Short-Term Investments (Cost $4,000)	4,000	0.1

	Total Investments in Securities (Cost $3,003,766)	$3,097,782	96.3
	Assets in Excess of Other Liabilities	117,365	3.7
	Net Assets	$3,215,147	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.

@	Non-income producing security.

GDR	Global Depositary Receipt

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,892
Gross Unrealized Depreciation	(25,876)

Net Unrealized Appreciation	$94,016

Sector Diversification	Percentage of Net Assets
Financials	20.2%
Consumer Staples	15.0
Information Technology	13.2
Consumer Discretionary	12.5
Health Care	9.2
Industrials	9.2
Materials	5.7
Energy	5.3
Telecommunication Services	2.4
Utilities	2.4
Real Estate	0.6
Exchange-Traded Funds	0.5
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	3.7
Net Assets	100.0%

Voya Global Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$40,112	$–	$40,112
France	–	226,988	–	226,988
Germany	–	217,697	–	217,697
Japan	–	172,245	–	172,245
Netherlands	–	92,175	–	92,175
South Korea	–	22,225	–	22,225
Spain	–	78,855	–	78,855
Sweden	–	18,802	–	18,802
Switzerland	–	115,737	–	115,737
United Kingdom	–	253,670	–	253,670
United States	1,838,169	–	–	1,838,169
Total Common Stock	1,838,169	1,238,506	–	3,076,675
Exchange-Traded Funds	17,107	–	–	17,107
Short-Term Investments	4,000	–	–	4,000
Total Investments, at fair value	$1,859,276	$1,238,506	$–	$3,097,782

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Belgium: 0.4%
7,800		Ageas	$333,978	0.4

		Canada: 3.6%
8,259		Canadian Imperial Bank of Commerce - XTSE	703,308	0.9
61,140		Cenovus Energy, Inc.	834,464	1.0
46,232		Shaw Communications, Inc. - Class B	997,297	1.3
6,645		TransCanada Corp.	313,496	0.4
			2,848,565	3.6

		France: 11.4%
24,541		BNP Paribas	1,569,941	2.0
17,529		Casino Guichard Perrachon S.A.	945,208	1.2
19,870		Cie de Saint-Gobain	976,332	1.2
33,237		Eutelsat Communications	566,915	0.7
44,100		Orange SA	684,632	0.8
102,434		Engie SA	1,226,401	1.5
11,666		Sanofi	937,677	1.2
25,100		Total S.A.	1,269,946	1.6
13,423		Vinci S.A.	940,911	1.2
			9,117,963	11.4

		Germany: 0.8%
33,814	@	Deutsche Bank AG	675,302	0.8

		Italy: 3.1%
77,664		Assicurazioni Generali S.p.A.	1,239,298	1.5
39,186		ENI S.p.A.	602,520	0.8
22,210		UniCredit SpA	606,271	0.8
			2,448,089	3.1

		Japan: 8.5%
10,700		Canon, Inc.	316,574	0.4
44,900		Itochu Corp.	618,538	0.8
20,600		Japan Airlines Co. Ltd.	655,970	0.8
211,500		Mitsubishi UFJ Financial Group, Inc.	1,354,345	1.7
45,800		Mitsui & Co., Ltd.	672,155	0.8
4,800		Murata Manufacturing Co., Ltd.	646,485	0.8
92,300		Nissan Motor Co., Ltd.	913,140	1.1
32,600		Sumitomo Mitsui Financial Group, Inc.	1,278,963	1.6
109,000		Taiheiyo Cement Corp.	380,878	0.5
			6,837,048	8.5

		Netherlands: 2.8%
84,000	@	ArcelorMittal	654,997	0.8
59,941		Royal Dutch Shell PLC	1,623,779	2.0
			2,278,776	2.8

		Singapore: 1.3%
255,100		Singapore Telecommunications Ltd.	701,370	0.9
23,100		United Overseas Bank Ltd.	343,543	0.4
			1,044,913	1.3

		Spain: 2.0%
20,700		ACS Actividades de Construccion y Servicios S.A.	637,986	0.8
101,237		Telefonica S.A.	979,483	1.2
			1,617,469	2.0

		Sweden: 2.5%
11,500		Electrolux AB	305,798	0.4
112,300		Telefonaktiebolaget LM Ericsson	664,629	0.8
78,431		Volvo AB - B Shares	1,003,742	1.3
			1,974,169	2.5

		Switzerland: 5.1%
40,875		Credit Suisse Group AG	623,962	0.8
13,817		Novartis AG	1,020,075	1.3
4,277		Roche Holding AG	1,013,429	1.2
1,600	@	Syngenta AG	678,288	0.9
2,469		Zurich Insurance Group AG	711,007	0.9
			4,046,761	5.1

		Taiwan: 1.2%
42,300		MediaTek, Inc.	289,590	0.4
20,399		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	630,533	0.8
			920,123	1.2

		United Kingdom: 9.1%
223,105		Barclays PLC	619,190	0.8
118,272		HSBC Holdings PLC	1,008,973	1.3
14,675		Imperial Brands PLC	679,861	0.8
196,031		J Sainsbury PLC	637,802	0.8
210,700		Kingfisher PLC	893,960	1.1
21,801		Rio Tinto PLC	965,853	1.2
98,400		RSA Insurance Group PLC	712,467	0.9
30,700		SSE PLC	577,120	0.7
498,867		Vodafone Group PLC	1,221,995	1.5
			7,317,221	9.1

		United States: 42.9%
24,400		Abbott Laboratories	1,019,188	1.3
15,823		AbbVie, Inc.	966,943	1.2
9,800		American Electric Power Co., Inc.	627,788	0.8
6,129		Amgen, Inc.	960,292	1.2
13,528		Apple, Inc.	1,641,623	2.1
5,465		Bristol-Myers Squibb Co.	268,659	0.3
9,200		Bunge Ltd.	636,732	0.8
6,816		Caterpillar, Inc.	652,018	0.8
26,078		CenturyLink, Inc.	674,377	0.8
41,969		Cisco Systems, Inc.	1,289,288	1.6
27,025		Citigroup, Inc.	1,508,806	1.9
17,500		Conagra Brands, Inc.	684,075	0.9
12,700		ConocoPhillips	619,252	0.8

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,789	Eli Lilly & Co.	$985,137	1.2
11,837	Eversource Energy	654,823	0.8
10,942	Exxon Mobil Corp.	917,924	1.1
22,103	@ Freeport-McMoRan, Inc.	368,015	0.5
42,200	Gap, Inc.	971,866	1.2
41,230	General Electric Co.	1,224,531	1.5
12,600	Gilead Sciences, Inc.	912,870	1.1
5,600	International Business Machines Corp.	977,312	1.2
9,792	Intel Corp.	360,541	0.5
11,100	Las Vegas Sands Corp.	583,638	0.7
30,540	Macy's, Inc.	902,152	1.1
35,600	Mattel, Inc.	933,076	1.2
7,758	McDonald's Corp.	950,898	1.2
10,500	Merck & Co., Inc.	650,895	0.8
23,328	Metlife, Inc.	1,269,276	1.6
20,443	Microsoft Corp.	1,321,640	1.7
21,700	Mosaic Co.	680,729	0.9
52,256	Pfizer, Inc.	1,658,083	2.1
8,032	PNC Financial Services Group, Inc.	967,535	1.2
10,954	Procter & Gamble Co.	959,570	1.2
7,900	Schlumberger Ltd.	661,309	0.8
14,607	Seagate Technology	659,506	0.8
5,400	Stanley Black & Decker, Inc.	669,600	0.8
25,100	Symantec Corp.	691,505	0.9
13,063	Verizon Communications, Inc.	640,218	0.8
13,700	Wal-Mart Stores, Inc.	914,338	1.1
6,600	WestRock Co.	352,176	0.4
		34,388,204	42.9

	Total Common Stock
	(Cost $74,302,747)	75,848,581	94.7

RIGHTS: 0.0%
	Spain: 0.0%
20,700	@ ACS Actividades de Construccion y Servicios SA	9,296	0.0

	Total Rights (Cost $9,851)	9,296	0.0

	Total Long-Term Investments (Cost $74,312,598)	75,857,877	94.7

SHORT-TERM INVESTMENTS: 5.3%
	Mutual Funds: 5.3%
4,210,833	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $4,210,833)	4,210,833	5.3

	Total Short-Term Investments (Cost $4,210,833)	4,210,833	5.3

	Total Investments in Securities (Cost $78,523,431)	$80,068,710	100.0
	Assets in Excess of Other Liabilities	6,046	0.0
	Net Assets	$80,074,756	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $79,962,343.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,929,626
Gross Unrealized Depreciation	(6,823,259)

Net Unrealized Appreciation	$106,367

Sector Diversification	Percentage of Net Assets
Financials	19.5%
Health Care	12.9
Information Technology	12.0
Industrials	10.0
Consumer Discretionary	10.0
Energy	8.5
Consumer Staples	6.8
Telecommunication Services	6.0
Materials	5.2
Utilities	3.8
Short-Term Investments	5.3
Assets in Excess of Other Liabilities	–
Net Assets	100.0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$333,978	$–	$333,978
Canada	2,848,565	–	–	2,848,565
France	–	9,117,963	–	9,117,963
Germany	–	675,302	–	675,302
Italy	–	2,448,089	–	2,448,089
Japan	–	6,837,048	–	6,837,048
Netherlands	–	2,278,776	–	2,278,776
Singapore	–	1,044,913	–	1,044,913
Spain	–	1,617,469	–	1,617,469
Sweden	–	1,974,169	–	1,974,169
Switzerland	678,288	3,368,473	–	4,046,761
Taiwan	630,533	289,590	–	920,123
United Kingdom	–	7,317,221	–	7,317,221
United States	34,388,204	–	–	34,388,204
Total Common Stock	38,545,590	37,302,991	–	75,848,581
Rights	9,296	–	–	9,296
Short-Term Investments	4,210,833	–	–	4,210,833
Total Investments, at fair value	$42,765,719	$37,302,991	$–	$80,068,710

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Australia: 1.4%
854,591		Insurance Australia Group Ltd.	$3,740,043	1.4

		Canada: 1.0%
86,667		Canadian Natural Resources Ltd.	2,619,943	1.0

		China: 1.7%
12,100,000	@	China Hongxing Sports Ltd.	61,709	0.0
406,689		China Mobile Ltd.	4,576,319	1.7
			4,638,028	1.7

		Denmark: 1.7%
142,121		Danske Bank A/S	4,740,376	1.7

		France: 5.6%
310,687		Orange SA	4,823,268	1.8
15,064		LVMH Moet Hennessy Louis Vuitton SE	3,035,762	1.1
49,023		Renault S.A.	4,414,234	1.6
63,504		Societe Generale	3,104,571	1.1
			15,377,835	5.6

		Germany: 3.0%
38,300		BASF SE	3,697,264	1.3
35,217		Siemens AG	4,555,640	1.7
			8,252,904	3.0

		Hong Kong: 1.5%
645,860		AIA Group Ltd.	3,998,747	1.5

		India: 1.1%
142,316		Yes Bank Ltd.	2,932,291	1.1

		Ireland: 1.0%
37,092		Medtronic PLC	2,819,734	1.0

		Italy: 1.8%
477,934		Enel S.p.A.	1,998,078	0.7
196,117		ENI S.p.A.	3,015,475	1.1
			5,013,553	1.8

		Japan: 6.7%
1,177		Japan Retail Fund Investment Corp.	2,516,523	0.9
98,442		Japan Tobacco, Inc.	3,175,301	1.2
186,421		LIXIL Group Corp.	4,352,690	1.6
174,315		Mitsubishi Corp.	3,937,792	1.4
417,787		Panasonic Corp.	4,347,049	1.6
			18,329,355	6.7

		Netherlands: 2.7%
258,139		ING Groep NV	3,708,432	1.4
66,870		Royal Dutch Shell PLC - Class A ADR	3,637,059	1.3
			7,345,491	2.7

		Spain: 0.8%
108,336		Gas Natural SDG S.A.	2,089,814	0.8

		Sweden: 1.1%
245,662		Volvo AB - B Shares	3,143,927	1.1

		Switzerland: 6.6%
28,428		Chubb Ltd.	3,737,998	1.4
65,825		Nestle S.A.	4,822,638	1.8
63,577		Novartis AG	4,693,734	1.7
20,235		Roche Holding AG	4,794,651	1.7
			18,049,021	6.6

		Taiwan: 1.7%
151,060		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,669,265	1.7

		United Kingdom: 3.8%
66,347		AstraZeneca PLC	3,520,983	1.3
124,010		Diageo PLC	3,444,745	1.2
21,141		Shire PLC ADR	3,547,671	1.3
			10,513,399	3.8

		United States: 50.9%
8,160	@	Amazon.com, Inc.	6,719,597	2.5
63,533		Apple, Inc.	7,709,730	2.8
227,126		Bank of America Corp.	5,142,133	1.9
36,756		Chevron Corp.	4,092,781	1.5
227,650		Cisco Systems, Inc.	6,993,408	2.6
105,207		Coach, Inc.	3,929,481	1.4
82,109		Coca-Cola Co.	3,413,271	1.2
32,744		Crown Castle International Corp.	2,875,905	1.0
51,107		Deere & Co.	5,471,004	2.0
36,028		Discover Financial Services	2,496,020	0.9
103,591		Dow Chemical Co.	6,177,131	2.3
30,759		General Dynamics Corp.	5,569,840	2.0
35,525		Hasbro, Inc.	2,931,168	1.1
77,232		JPMorgan Chase & Co.	6,536,144	2.4
203,764		Keycorp	3,661,639	1.3
43,347		Kraft Heinz Co.	3,870,454	1.4
89,622		Kroger Co.	3,043,563	1.1
24,364	@	Lazard Ltd.	1,025,113	0.4
33,964		McDonald's Corp.	4,162,967	1.5
55,584		Merck & Co., Inc.	3,445,652	1.3
42,472		Microchip Technology, Inc.	2,860,489	1.0
151,434		Microsoft Corp.	9,790,208	3.6
29,944		NextEra Energy, Inc.	3,704,672	1.4
83,181		Nucor Corp.	4,831,984	1.8
101,172		Oracle Corp.	4,058,009	1.5
43,204		Philip Morris International, Inc.	4,153,200	1.5
77,749		Plains GP Holdings L.P.	2,522,955	0.9
77,730		Qualcomm, Inc.	4,153,114	1.5
40,655		Schlumberger Ltd.	3,403,230	1.2
11,173		Snap-On, Inc.	2,028,235	0.7
58,246		Starbucks Corp.	3,216,344	1.2
7,545		T. Rowe Price Group, Inc.	508,835	0.2

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
30,637	UnitedHealth Group, Inc.	$4,966,258	1.8
		139,464,534	50.9

	Total Common Stock
	(Cost $230,061,677)	257,738,260	94.1

SHORT-TERM INVESTMENTS: 3.3%
	Mutual Funds: 3.3%
8,953,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $8,953,000)	8,953,000	3.3

	Total Short-Term Investments
	(Cost $8,953,000)	8,953,000	3.3

	Total Investments in Securities (Cost $239,014,677)	$266,691,260	97.4
	Assets in Excess of Other Liabilities	7,088,770	2.6
	Net Assets	$273,780,030	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $239,582,100.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,907,397
Gross Unrealized Depreciation	(5,798,237)

Net Unrealized Appreciation	$27,109,160

Sector Diversification	Percentage of Net Assets
Financials	16.7%
Information Technology	14.7
Consumer Discretionary	12.0
Industrials	10.5
Health Care	10.1
Consumer Staples	9.4
Energy	7.0
Materials	5.4
Telecommunication Services	3.5
Utilities	2.9
Real Estate	1.9
Short-Term Investments	3.3
Assets in Excess of Other Liabilities	2.6
Net Assets	100.0%

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,740,043	$–	$3,740,043
Canada	2,619,943	–	–	2,619,943
China	–	4,576,319	61,709	4,638,028
Denmark	–	4,740,376	–	4,740,376
France	–	15,377,835	–	15,377,835
Germany	–	8,252,904	–	8,252,904
Hong Kong	–	3,998,747	–	3,998,747
India	–	2,932,291	–	2,932,291
Ireland	2,819,734	–	–	2,819,734
Italy	–	5,013,553	–	5,013,553
Japan	–	18,329,355	–	18,329,355
Netherlands	3,637,059	3,708,432	–	7,345,491
Spain	–	2,089,814	–	2,089,814
Sweden	–	3,143,927	–	3,143,927
Switzerland	3,737,998	14,311,023	–	18,049,021
Taiwan	4,669,265	–	–	4,669,265
United Kingdom	3,547,671	6,965,728	–	10,513,399
United States	139,464,534	–	–	139,464,534
Total Common Stock	160,496,204	97,180,347	61,709	257,738,260
Short-Term Investments	8,953,000	–	–	8,953,000
Total Investments, at fair value	$169,449,204	$97,180,347	$61,709	$266,691,260
Other Financial Instruments+
Futures	388,320	–	–	388,320
Total Assets	$169,837,524	$97,180,347	$61,709	$267,079,580

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2017, the following futures contracts were outstanding for Voya Global Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	213	03/17/17	$9,745,815	$388,320
			$9,745,815	$388,320

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Global Equity Fund as of January 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$388,320
Total Asset Derivatives		$388,320

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Australia: 1.0%
5,677		Coca-Cola Amatil Ltd.	$41,983	0.5
19,501		Vicinity Centres	42,314	0.5
			84,297	1.0

		Belgium: 0.6%
1,099		Ageas	47,057	0.6

		Canada: 4.3%
1,651		AltaGas Ltd.	39,269	0.5
743		Bank of Montreal	56,202	0.7
972		Bank of Nova Scotia	58,085	0.7
578		Canadian Imperial Bank of Commerce - XTSE	49,221	0.6
1,999		CI Financial Corp.	41,785	0.5
1,098		National Bank Of Canada	47,396	0.6
1,857		Shaw Communications, Inc. - Class B	40,058	0.5
2,141		Veresen, Inc.	21,768	0.2
			353,784	4.3

		China: 0.6%
11,500		BOC Hong Kong Holdings Ltd.	45,976	0.6

		Denmark: 1.1%
1,615		Novo Nordisk A/S	58,366	0.7
1,775		Tryg A/S	33,961	0.4
			92,327	1.1

		Finland: 1.5%
1,000		Neste Oyj	34,793	0.4
1,104		Nokian Renkaat OYJ	41,415	0.5
960		Orion Oyj	44,687	0.6
			120,895	1.5

		France: 2.5%
1,220		Bouygues	44,330	0.5
287		Cie Generale des Etablissements Michelin	30,833	0.4
3,654		Electricite de France SA	36,022	0.4
508		Fonciere Des Regions	42,345	0.5
1,103		Societe Generale	53,923	0.7
			207,453	2.5

		Germany: 3.6%
622		Bayer AG	69,092	0.8
3,101		Deutsche Lufthansa AG	41,425	0.5
1,512		Deutsche Post AG	50,751	0.6
1,461		Evonik Industries AG	47,427	0.6
705		Hugo Boss AG	45,295	0.6
405		MAN SE	41,987	0.5
			295,977	3.6

		Hong Kong: 1.7%
41,000	#	HK Electric Investments & HK Electric Investments Ltd.	34,223	0.4
9,500		Kerry Properties Ltd.	26,884	0.3
24,000		NWS Holdings Ltd.	43,127	0.5
10,500		Yue Yuen Industrial Holdings	38,433	0.5
			142,667	1.7

		Ireland: 0.8%
881		Medtronic PLC	66,974	0.8

		Israel: 1.0%
6,891		Bank Hapoalim BM	41,636	0.5
23,288		Bezeq Israeli Telecommunication Corp., Ltd.	40,683	0.5
			82,319	1.0

		Italy: 0.5%
11,518		Snam SpA	43,839	0.5

		Japan: 9.5%
11,000		Aozora Bank Ltd.	40,062	0.5
3,400		Astellas Pharma, Inc.	45,634	0.6
1,600		Canon, Inc.	47,338	0.6
1,200		Fuji Film Holdings Corp.	46,470	0.6
3,400		Hakuhodo DY Holdings, Inc.	41,832	0.5
1,200		Hitachi Chemical Co., Ltd.	34,069	0.4
2,400		Itochu Corp.	33,062	0.4
700		Lawson, Inc.	51,095	0.6
11,000		Mebuki Financial Group, Inc.	42,243	0.5
2,500		Mitsubishi Gas Chemical Co., Inc.	47,951	0.6
1,200		Mixi, Inc.	52,064	0.6
1,000		NH Foods Ltd.	27,216	0.3
500		Nippon Telegraph & Telephone Corp.	22,086	0.3
2,100		NTT DoCoMo, Inc.	50,211	0.6
3,400		Obayashi Corp.	32,389	0.4
800		Oracle Corp. Japan	44,825	0.5
2,600		Sekisui Chemical Co., Ltd.	42,426	0.5
3,500		Sumitomo Corp.	43,875	0.5
2,100		Teijin Ltd.	44,324	0.5
			789,172	9.5

		Netherlands: 1.7%
627		Akzo Nobel NV	42,552	0.5
541		LyondellBasell Industries NV - Class A	50,459	0.6
1,302		NN Group NV	46,111	0.6
			139,122	1.7

		Singapore: 1.7%
29,600		CapitaLand Mall Trust	40,673	0.5
3,100		Oversea-Chinese Banking Corp., Ltd.	20,676	0.2
12,000		Singapore Airport Terminal Services Ltd.	44,957	0.6
4,500		Singapore Airlines Ltd.	31,694	0.4
			138,000	1.7

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 0.7%
1,981		Endesa S.A.	$40,854	0.5
1,109		Red Electrica Corp. SA	19,831	0.2
			60,685	0.7

		Sweden: 0.9%
584		Investor AB	23,311	0.3
1,923		Swedbank AB	48,623	0.6
			71,934	0.9

		Switzerland: 2.3%
152		Kuehne & Nagel International AG	20,798	0.3
692		Nestle S.A.	50,699	0.6
495	@	Pargesa Holding SA	32,973	0.4
349		Roche Holding AG	82,695	1.0
			187,165	2.3

		United Kingdom: 6.1%
6,789		Barratt Developments PLC	40,942	0.5
11,308		BP PLC	67,538	0.8
9,292		Direct Line Insurance Group PLC	41,627	0.5
3,372		GlaxoSmithKline PLC	65,164	0.8
4,749		HSBC Holdings PLC	40,513	0.5
1,146		Imperial Brands PLC	53,092	0.6
18,015		Old Mutual PLC	47,306	0.6
1,909		Persimmon PLC	46,496	0.6
6,921		Royal Mail PLC	35,943	0.4
4,873		Tate & Lyle PLC	41,189	0.5
7,477		WM Morrison Supermarkets PLC	22,291	0.3
			502,101	6.1

		United States: 57.1%
239		3M Co.	41,782	0.5
1,019		AbbVie, Inc.	62,271	0.8
675		Aflac, Inc.	47,243	0.6
1,084		Altria Group, Inc.	77,159	0.9
424		Ameren Corp.	22,324	0.3
736		American Express Co.	56,216	0.7
1,166		Apple, Inc.	141,494	1.7
2,495		AT&T, Inc.	105,189	1.3
523		Automatic Data Processing, Inc.	52,818	0.6
127		AvalonBay Communities, Inc.	22,010	0.3
662		Axis Capital Holdings Ltd.	42,375	0.5
966		Best Buy Co., Inc.	43,006	0.5
401		Boeing Co.	65,531	0.8
1,344		CA, Inc.	42,027	0.5
400		Camden Property Trust	33,428	0.4
566		Cardinal Health, Inc.	42,427	0.5
1,733		Centerpoint Energy, Inc.	45,422	0.5
1,778		CenturyLink, Inc.	45,979	0.6
801		Chevron Corp.	89,191	1.1
2,552		Cisco Systems, Inc.	78,397	0.9
901	@	Conduent, Inc.	13,479	0.2
638		Consolidated Edison, Inc.	47,435	0.6
763		CVS Health Corp.	60,132	0.7
598		Darden Restaurants, Inc.	43,821	0.5
981		Dow Chemical Co.	58,497	0.7
367		Eastman Chemical Co.	28,442	0.3
752		Eaton Vance Corp.	31,531	0.4
199		Essex Property Trust, Inc.	44,636	0.5
198		Everest Re Group Ltd.	43,546	0.5
784		Expeditors International Washington, Inc.	40,831	0.5
591		Extra Space Storage, Inc.	42,582	0.5
1,446		Exxon Mobil Corp.	121,305	1.5
1,391		FirstEnergy Corp.	42,175	0.5
4,107		Ford Motor Co.	50,763	0.6
1,867		H&R Block, Inc.	40,066	0.5
405		Harris Corp.	41,598	0.5
599		Home Depot, Inc.	82,410	1.0
524		Honeywell International, Inc.	62,000	0.8
3,070		HP, Inc.	46,204	0.6
464		International Business Machines Corp.	80,977	1.0
2,285		Intel Corp.	84,134	1.0
874		International Paper Co.	49,468	0.6
342		JM Smucker Co.	46,461	0.6
1,015		Johnson & Johnson	114,949	1.4
431		Kimberly-Clark Corp.	52,207	0.6
554		KLA-Tencor Corp.	47,151	0.6
757		Kohl's Corp.	30,151	0.4
210		Lockheed Martin Corp.	52,779	0.6
756		Lowe's Cos, Inc.	55,248	0.7
1,108		Maxim Integrated Products	49,284	0.6
538		McDonald's Corp.	65,943	0.8
1,307		Merck & Co., Inc.	81,021	1.0
531		Motorola Solutions, Inc.	42,857	0.5
644		Nasdaq, Inc.	45,428	0.6
289		Occidental Petroleum Corp.	19,586	0.2
527		Omnicom Group	45,138	0.5
1,764		Oracle Corp.	70,754	0.9
753		Paychex, Inc.	45,398	0.5
736		PepsiCo, Inc.	76,382	0.9
2,724		Pfizer, Inc.	86,433	1.0
819		Philip Morris International, Inc.	78,730	1.0
484		Phillips 66	39,504	0.5
1,281		PPL Corp.	44,630	0.5
882		Procter & Gamble Co.	77,263	0.9
987		Progressive Corp.	36,953	0.4
223		Public Storage, Inc.	47,945	0.6
233		Quest Diagnostics, Inc.	21,417	0.3
333		Raytheon Co.	48,005	0.6
763		Republic Services, Inc.	43,781	0.5
581		T. Rowe Price Group, Inc.	39,183	0.5
636		Target Corp.	41,009	0.5
410		Travelers Cos., Inc.	48,290	0.6
504		United Parcel Service, Inc. - Class B	55,002	0.7
483		UnitedHealth Group, Inc.	78,294	0.9
1,171		US Bancorp	61,653	0.7

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
791	Valero Energy Corp.	$52,016	0.6
404	Valspar Corp.	44,711	0.5
1,768	Verizon Communications, Inc.	86,650	1.0
683	Walgreens Boots Alliance, Inc.	55,965	0.7
926	Wal-Mart Stores, Inc.	61,801	0.7
670	Waste Management, Inc.	46,565	0.6
1,884	Wells Fargo & Co.	106,126	1.3
2,151	Western Union Co.	42,117	0.5
612	Wyndham Worldwide Corp.	48,385	0.6
4,507	Xerox Corp.	31,234	0.4
787	Xilinx, Inc.	45,803	0.6
		4,722,523	57.1

	Total Common Stock (Cost $7,951,608)	8,194,267	99.2

SHORT-TERM INVESTMENTS: 0.7%
	Mutual Funds: 0.7%
61,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%†† (Cost $61,000)	61,000	0.7

	Total Short-Term Investments (Cost $61,000)	61,000	0.7

	Total Investments in Securities (Cost $8,012,608)	$8,255,267	99.9
	Assets in Excess of Other Liabilities	9,190	0.1
	Net Assets	$8,264,457	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$338,915
Gross Unrealized Depreciation	(96,256)

Net Unrealized Appreciation	$242,659

Sector Diversification	Percentage of Net Assets
Financials	17.4%
Information Technology	13.9
Consumer Discretionary	11.2
Industrials	11.2
Health Care	11.2
Consumer Staples	10.4
Energy	6.3
Materials	5.3
Telecommunication Services	4.3
Real Estate	4.1
Utilities	3.9
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$84,297	$–	$84,297
Belgium	–	47,057	–	47,057
Canada	353,784	–	–	353,784
China	–	45,976	–	45,976
Denmark	–	92,327	–	92,327
Finland	–	120,895	–	120,895
France	–	207,453	–	207,453
Germany	–	295,977	–	295,977
Hong Kong	38,433	104,234	–	142,667
Ireland	66,974	–	–	66,974
Israel	–	82,319	–	82,319
Italy	–	43,839	–	43,839
Japan	–	789,172	–	789,172
Netherlands	50,459	88,663	–	139,122
Singapore	44,957	93,043	–	138,000
Spain	–	60,685	–	60,685
Sweden	–	71,934	–	71,934
Switzerland	–	187,165	–	187,165
United Kingdom	–	502,101	–	502,101
United States	4,722,523	–	–	4,722,523
Total Common Stock	5,277,130	2,917,137	–	8,194,267
Short-Term Investments	61,000	–	–	61,000
Total Investments, at fair value	$5,338,130	$2,917,137	$–	$8,255,267

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
206,391	Voya Corporate Leaders ® 100 Fund - Class R6	$3,962,711	9.9
410,429	Voya Global Bond Fund - Class R6	3,981,162	9.9
209,317	Voya Global Real Estate Fund - Class R6	3,937,251	9.8
467,680	Voya GNMA Income Fund - Class I	3,947,222	9.9
493,306	Voya High Yield Bond Fund - Class R6	3,990,843	10.0
397,804	Voya Intermediate Bond Fund - Class R6	3,970,081	9.9
166,781	@ Voya MidCap Opportunities Fund - Class R6	4,069,445	10.2
417,295	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,168,774	10.4
436,134	Voya Multi-Manager International Factors Fund - Class I	4,069,133	10.2
227,872	Voya Small Company Fund - Class R6	3,946,740	9.8

	Total Mutual Funds (Cost $39,151,979)	40,043,362	100.0

	Assets in Excess of Other Liabilities	11,728	0.0
	Net Assets	$40,055,090	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $40,044,038.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,109,463
Gross Unrealized Depreciation	(1,110,139)

Net Unrealized Depreciation	$(676)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Mutual Funds	$40,043,362	$–	$–	$40,043,362
Total Investments, at fair value	$40,043,362	$–	$–	$40,043,362

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2017, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/17	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$1,977,921	$2,024,743	$(163,508)	$123,555	$3,962,711	$36,415	$11,407	$-
Voya Global Bond Fund - Class R6	6,937,277	202,239	(3,089,024)	(69,330)	3,981,162	-	(16,427)	-
Voya Global Real Estate Fund - Class R6	2,004,300	2,068,032	(94,079)	(41,002)	3,937,251	34,335	(6,220)	5,309
Voya GNMA Income Fund - Class I	6,953,646	183,225	(3,092,761)	(96,888)	3,947,222	28,297	(23,958)	-
Voya High Yield Bond Fund - Class R6	6,945,882	223,632	(3,275,367)	96,696	3,990,843	80,228	(36,043)	-
Voya Intermediate Bond Fund - Class R6	6,950,551	270,433	(3,125,618)	(125,285)	3,970,081	50,989	(31,115)	-
Voya MidCap Opportunities Fund - Class R6	1,983,326	2,146,276	(213,577)	153,420	4,069,445	-	(25,218)	112,304
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,980,095	2,155,927	(101,264)	134,016	4,168,774	22,744	(13,406)	-
Voya Multi-Manager International Factors Fund - Class I	1,980,094	2,047,406	(105,350)	146,983	4,069,133	30,793	(17,479)	-
Voya Small Company Fund - Class R6	1,986,118	2,103,208	(313,590)	171,004	3,946,740	5,242	3,211	120,046
	$39,699,210	$13,425,121	$(13,574,138)	$493,169	$40,043,362	$289,043	$(155,248)	$237,659

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 7.0%
2,357,997		Dexus Property Group NPV	$16,063,239	0.6
6,955,375		Goodman Group	36,524,700	1.4
7,810,180		GPT Group	27,735,459	1.0
23,517,376		Mirvac Group	36,225,502	1.4
20,903,353		Scentre Group	69,752,411	2.6
			186,301,311	7.0

		Austria: 0.1%
120,507		BUWOG AG	2,875,611	0.1

		France: 4.9%
281,525		Gecina S.A.	36,303,639	1.4
81,508		Icade	5,778,511	0.2
1,504,956		Klepierre	57,148,533	2.1
140,999		Unibail-Rodamco SE	32,493,637	1.2
			131,724,320	4.9

		Germany: 2.4%
81,727	#	ADO Properties SA	2,917,467	0.1
433,616		Deutsche Wohnen AG	14,143,530	0.6
584,941		LEG Immobilien AG	46,008,907	1.7
			63,069,904	2.4

		Hong Kong: 6.3%
5,826,000		Cheung Kong Property Holdings Ltd.	38,293,611	1.4
2,269,000		Hang Lung Properties Ltd.	5,584,179	0.2
589,300		Hongkong Land Holdings Ltd. - HKHGF	3,915,899	0.2
6,780,000		Link REIT	46,331,691	1.7
5,386,000		Sun Hung Kai Properties Ltd.	74,117,055	2.8
			168,242,435	6.3

		Japan: 12.3%
1,153		Activia Properties, Inc.	5,640,608	0.2
129,600		Daito Trust Construction Co., Ltd.	18,117,985	0.7
19,431		Invincible Investment Corp.	9,190,933	0.3
518		Japan Real Estate Investment Corp.	2,943,489	0.1
17,354		Japan Retail Fund Investment Corp.	37,104,284	1.4
4,728		Kenedix Office Investment Corp.	27,904,747	1.0
1,755,223		Mitsubishi Estate Co., Ltd.	33,408,795	1.3
3,266,688		Mitsui Fudosan Co., Ltd.	75,418,688	2.8
15,004		Mori Hills REIT Investment Corp.	20,408,124	0.8
20,443		Nippon Prologis REIT, Inc.	42,718,392	1.6
16,186		Orix JREIT, Inc.	26,477,370	1.0
581,700		Hulic Co. Ltd.	5,672,117	0.2
861,000		Sumitomo Realty & Development Co., Ltd.	23,291,470	0.9
			328,297,002	12.3

		Netherlands: 1.0%
428,338		Eurocommercial Properties NV	15,903,442	0.6
2,801,847		NSI NV	11,381,959	0.4
			27,285,401	1.0

		Singapore: 0.7%
4,428,100		Ascendas Real Estate Investment Trust	7,731,720	0.3
1,465,200		Global Logistic Properties Ltd.	2,700,336	0.1
7,174,760		Mapletree Commercial Trust	7,805,941	0.3
			18,237,997	0.7

		Spain: 0.3%
593,159		Hispania Activos Inmobiliarios SOCIMI SA	7,330,177	0.3

		Sweden: 0.9%
378,196	@	Fabege AB	6,439,956	0.2
1,159,615	@	Hufvudstaden AB	18,476,786	0.7
			24,916,742	0.9

		Switzerland: 0.3%
97,216		PSP Swiss Property AG	8,747,510	0.3

		United Kingdom: 4.3%
1,028,092		Great Portland Estates PLC	8,045,696	0.3
3,165,941		Hammerson PLC	21,820,806	0.8
3,886,884		Land Securities Group PLC	48,712,801	1.8
1,875,123		Safestore Holdings PLC	8,730,335	0.3
2,943,346	@	Segro PLC	17,097,948	0.7
1,619,924		Tritax Big Box REIT Plc	2,820,413	0.1
1,184,772	@	Unite Group PLC	8,745,194	0.3
			115,973,193	4.3

		United States: 58.8%
285,600		Alexandria Real Estate Equities, Inc.	31,650,192	1.2
496,000		American Campus Communities, Inc.	24,115,520	0.9
528,600		American Homes 4 Rent	11,777,208	0.4
327,208		AvalonBay Communities, Inc.	56,708,418	2.1
126,200		Boston Properties, Inc.	16,519,580	0.6
218,900		Crown Castle International Corp.	19,225,987	0.7
622,060		CubeSmart	15,632,368	0.6
622,050		DCT Industrial Trust, Inc.	27,799,415	1.0
2,641,400		DDR Corp.	40,096,452	1.5
463,800		DiamondRock Hospitality Co.	5,227,026	0.2
630,092	L	Digital Realty Trust, Inc.	67,816,802	2.5
412,800		Duke Realty Corp.	10,043,424	0.4
659,300		Equity Residential	40,065,661	1.5
1,270,800		Gaming and Leisure Properties, Inc.	40,195,404	1.5
3,544,754		GGP, Inc.	88,051,689	3.3

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,171,100	HCP, Inc.	$35,507,752	1.3
751,900	Healthcare Realty Trust, Inc.	22,714,899	0.9
751,398	Healthcare Trust of America, Inc.	21,843,140	0.8
264,080	Highwoods Properties, Inc.	13,576,353	0.5
183,900	Hilton Worldwide Holdings, Inc.	10,588,962	0.4
3,021,035	Host Hotels & Resorts, Inc.	54,590,102	2.1
536,629	Hudson Pacific Properties, Inc.	19,002,033	0.7
471,900	Kilroy Realty Corp.	35,321,715	1.3
2,264,630	Kimco Realty Corp.	56,366,641	2.1
311,600	Mid-America Apartment Communities, Inc.	29,586,420	1.1
1,229,700	Paramount Group, Inc.	20,523,693	0.8
1,570,082	ProLogis, Inc.	76,698,506	2.9
315,924	Public Storage, Inc.	67,923,660	2.6
383,400	QTS Realty Trust, Inc.	19,319,526	0.7
724,900	Regency Centers Corp.	50,547,277	1.9
761,420	Simon Property Group, Inc.	139,926,153	5.2
575,630	SL Green Realty Corp.	62,726,401	2.4
3,198,756	Spirit Realty Capital, Inc.	33,650,913	1.3
657,700	Sun Communities, Inc.	51,800,452	1.9
1,435,015	Sunstone Hotel Investors, Inc.	21,123,421	0.8
1,071,955	UDR, Inc.	37,464,827	1.4
5,078,700	VEREIT, Inc.	43,321,311	1.6
745,402	Vornado Realty Trust	79,243,687	3.0
1,074,500	Welltower, Inc.	71,239,350	2.7
		1,569,532,340	58.8

	Total Common Stock
	(Cost $1,962,601,308)	2,652,533,943	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc: 0.5%
2,968,404	Cantor Fitzgerald, Repurchase Agreement dated 01/31/17, 0.56%, due 02/01/17 (Repurchase Amount $2,968,450, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,027,772, due 02/01/17-12/20/66)	2,968,404	0.1
2,968,404	Daiwa Capital Markets, Repurchase Agreement dated 01/31/17, 0.58%, due 02/01/17 (Repurchase Amount $2,968,451, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,027,772, due 02/16/17-09/09/49)	2,968,404	0.1
624,711	Jefferies LLC, Repurchase Agreement dated 01/31/17, 0.66%, due 02/01/17 (Repurchase Amount $624,722, collateralized by various U.S. Government Agency Obligations, 3.000%-4.500%, Market Value plus accrued interest $637,205, due 12/01/27-02/01/47)	624,711	0.1
2,968,404	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/31/17, 0.59%, due 02/01/17 (Repurchase Amount $2,968,452, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,027,773, due 02/15/43-02/15/44)	2,968,404	0.1
2,968,404	Nomura Securities, Repurchase Agreement dated 01/31/17, 0.55%, due 02/01/17 (Repurchase Amount $2,968,449, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $3,027,772, due 02/10/17-12/20/66)	2,968,404	0.1
		12,498,327	0.5

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
1,193,850	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $1,193,850)	$1,193,850	0.0

	Total Short-Term Investments
	(Cost $13,692,177)	13,692,177	0.5

	Total Investments in Securities (Cost $1,976,293,485)	$2,666,226,120	99.8
	Assets in Excess of Other Liabilities	5,205,162	0.2
	Net Assets	$2,671,431,282	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2017.

Cost for federal income tax purposes is $2,146,324,469.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$655,057,213
Gross Unrealized Depreciation	(135,155,562)

Net Unrealized Appreciation	$519,901,651

REIT Diversification	Percentage of Net Assets
REITS - Diversified	21.2%
REITS - Shopping Centers	12.6
Real Estate Operation/Development	10.8
REITS - Office Property	10.7
REITS - Regional Malls	8.5
REITS - Apartments	7.7
REITS - Warehouse/Industrial	6.3
REITS - Health Care	5.7
Real Estate Management/Services	4.1
REITS - Storage	3.2
REITS - Hotels	3.1
REITS - Manufactured Homes	1.9
Casino Services	1.5
REITS - Single Tenant	1.3
Hotels & Motels	0.4
Storage/Warehousing	0.3
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$186,301,311	$–	$186,301,311
Austria	–	2,875,611	–	2,875,611
France	–	131,724,320	–	131,724,320
Germany	–	63,069,904	–	63,069,904
Hong Kong	–	168,242,435	–	168,242,435
Japan	–	328,297,002	–	328,297,002
Netherlands	–	27,285,401	–	27,285,401
Singapore	–	18,237,997	–	18,237,997
Spain	–	7,330,177	–	7,330,177
Sweden	–	24,916,742	–	24,916,742
Switzerland	–	8,747,510	–	8,747,510
United Kingdom	11,550,748	104,422,445	–	115,973,193
United States	1,569,532,340	–	–	1,569,532,340
Total Common Stock	1,581,083,088	1,071,450,855	–	2,652,533,943
Short-Term Investments	1,193,850	12,498,327	–	13,692,177
Total Investments, at fair value	$1,582,276,938	$1,083,949,182	$–	$2,666,226,120

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Australia: 15.8%
4,959,907		Aventus Retail Property Fund Ltd.	$8,776,816	2.5
2,475,397		Charter Hall Retail REIT	7,939,460	2.2
1,745,994		Goodman Group	9,168,723	2.6
1,140,624		Mirvac Group	1,756,985	0.5
3,665,996		Peet Ltd.	2,876,101	0.8
5,540,174		Scentre Group	18,487,010	5.2
3,243,029		Vicinity Centres	7,036,862	2.0
			56,041,957	15.8

		Austria: 0.6%
82,493		BUWOG AG	1,968,498	0.6

		Canada: 3.2%
135,800		Allied Properties Real Estate Investment Trust	3,537,844	1.0
314,813		Smart Real Estate Investment Trust	7,746,638	2.2
			11,284,482	3.2

		France: 7.4%
27,360		Gecina S.A.	3,528,168	1.0
229,257		Klepierre	8,705,704	2.4
60,906		Unibail-Rodamco SE	14,035,968	4.0
			26,269,840	7.4

		Germany: 6.5%
153,939	#	ADO Properties SA	5,495,270	1.6
52,404		Deutsche Euroshop AG	2,178,371	0.6
161,015		Deutsche Wohnen AG	5,251,929	1.5
36,377		LEG Immobilien AG	2,861,256	0.8
219,832		Vonovia SE	7,202,375	2.0
			22,989,201	6.5

		Hong Kong: 15.9%
2,455,221		Cheung Kong Property Holdings Ltd.	16,137,878	4.6
266,300		Hongkong Land Holdings Ltd. - HKHGF	1,769,564	0.5
579,500		Link REIT	3,960,061	1.1
3,144,000		New World Development Ltd.	3,627,531	1.0
8,263,000		Sino Land Co.	13,653,346	3.9
984,054		Sun Hung Kai Properties Ltd.	13,541,624	3.8
1,260,800		Swire Properties Ltd.	3,547,604	1.0
			56,237,608	15.9

		Ireland: 0.7%
1,336,154		Green REIT plc	1,866,972	0.5
526,648		Hibernia REIT plc	691,888	0.2
			2,558,860	0.7

		Japan: 26.9%
3,123		Activia Properties, Inc.	15,278,073	4.3
33,900		Daito Trust Construction Co., Ltd.	4,739,195	1.3
1,106		Fukuoka REIT Corp.	1,774,929	0.5
1,922		Hulic Reit, Inc.	3,337,142	1.0
620		Japan Real Estate Investment Corp.	3,523,095	1.0
1,024		Kenedix Office Investment Corp.	6,043,668	1.7
138,000		Mitsubishi Estate Co., Ltd.	2,626,682	0.7
671,256		Mitsui Fudosan Co., Ltd.	15,497,423	4.4
7,631		Nippon Prologis REIT, Inc.	15,945,999	4.5
861		Nippon Accommodations Fund, Inc.	3,793,964	1.1
2,175		Orix JREIT, Inc.	3,557,907	1.0
1,249,200		Hulic Co. Ltd.	12,180,864	3.4
263,100		Sumitomo Realty & Development Co., Ltd.	7,117,289	2.0
			95,416,230	26.9

		Netherlands: 1.1%
104,044		Eurocommercial Properties NV	3,862,972	1.1

		Singapore: 2.5%
600,800		Global Logistic Properties Ltd.	1,107,263	0.3
7,034,830		Mapletree Commercial Trust	7,653,701	2.2
			8,760,964	2.5

		Spain: 2.2%
92,414		Hispania Activos Inmobiliarios SOCIMI SA	1,142,040	0.3
703,905	@	Inmobiliaria Colonial SA	5,174,186	1.5
131,836		Merlin Properties Socimi SA	1,476,723	0.4
			7,792,949	2.2

		Sweden: 3.8%
566,179	@	Castellum AB	7,799,505	2.2
137,635	@	Fabege AB	2,343,661	0.7
203,591	@	Hufvudstaden AB	3,243,928	0.9
			13,387,094	3.8

		Switzerland: 0.8%
32,756		PSP Swiss Property AG	2,947,390	0.8

		United Kingdom: 9.0%
233,645		British Land Co. PLC	1,717,341	0.5
331,147	@	Capital & Counties Properties PLC	1,136,080	0.3
44,326	@	Derwent London PLC	1,378,940	0.4
971,118		Hammerson PLC	6,693,295	1.9
667,622		Land Securities Group PLC	8,367,046	2.4
409,683		Safestore Holdings PLC	1,907,432	0.5
793,841	@	Segro PLC	4,611,436	1.3
289,738		Shaftesbury PLC	3,199,364	0.9

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
404,700	@ Unite Group PLC	$2,987,225	0.8
		31,998,159	9.0

	Total Common Stock
	(Cost $297,464,664)	341,516,204	96.4

SHORT-TERM INVESTMENTS: 2.9%
	Mutual Funds: 2.9%
10,349,712	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $10,349,712)	10,349,712	2.9

	Total Short-Term Investments
	(Cost $10,349,712)	10,349,712	2.9

	Total Investments in Securities (Cost $307,814,376)	$351,865,916	99.3
	Assets in Excess of Other Liabilities	2,518,170	0.7
	Net Assets	$354,384,086	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $329,486,035.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,843,135
Gross Unrealized Depreciation	(16,463,254)

Net Unrealized Appreciation	$22,379,881

REIT Diversification	Percentage of Net Assets
Real Estate Operation/Development	31.3%
REITS - Diversified	25.3
REITS - Shopping Centers	18.2
Real Estate Management/Services	11.0
REITS - Warehouse/Industrial	4.5
REITS - Office Property	4.5
REITS - Apartments	1.1
Storage/Warehousing	0.5
Assets in Excess of Other Liabilities*	3.6
Net Assets	100.0%

*	Includes short-term investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$56,041,957	$–	$56,041,957
Austria	–	1,968,498	–	1,968,498
Canada	11,284,482	–	–	11,284,482
France	–	26,269,840	–	26,269,840
Germany	–	22,989,201	–	22,989,201
Hong Kong	–	56,237,608	–	56,237,608
Ireland	691,888	1,866,972	–	2,558,860
Japan	1,774,929	93,641,301	–	95,416,230
Netherlands	–	3,862,972	–	3,862,972
Singapore	–	8,760,964	–	8,760,964
Spain	–	7,792,949	–	7,792,949
Sweden	–	13,387,094	–	13,387,094
Switzerland	–	2,947,390	–	2,947,390
United Kingdom	1,907,432	30,090,727	–	31,998,159
Total Common Stock	15,658,731	325,857,473	–	341,516,204
Short-Term Investments	10,349,712	–	–	10,349,712
Total Investments, at fair value	$26,008,443	$325,857,473	$–	$351,865,916

(1)	For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2017, securities valued at $15,974,681 and $14,897,278 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Argentina: 0.8%
69,400	@	Arcos Dorados Holdings, Inc.	$402,520	0.2
20,054	@	Cresud SACIF y A ADR	350,544	0.1
37,660	@	Grupo Supervielle SA ADR	554,732	0.2
38,100	@	IRSA Inversiones y Representaciones SA ADR	817,626	0.3
			2,125,422	0.8

		Brazil: 7.7%
384,638	@	B2W Cia Digital	1,464,776	0.6
45,400		Banco Bradesco SA ADR	468,982	0.2
96,958		Banco do Brasil SA	957,241	0.4
90,600		BB Seguridade Participacoes SA	802,465	0.3
33,400		Braskem SA-SPON ADR	691,046	0.3
38,400		BRF SA ADR	542,592	0.2
33,400		Cia Brasileira de Distribuicao ADR	612,556	0.2
78,600		CVC Brasil Operadora e Agencia de Viagens SA	648,535	0.3
88,239		EDP - Energias do Brasil S.A.	393,437	0.1
45,000		Fleury SA	542,382	0.2
84,800		Hypermarcas SA	752,169	0.3
237,731		Itau Unibanco Holding SA ADR	2,807,603	1.1
166,828		Kroton Educacional SA	715,257	0.3
5,169		M Dias Branco SA	203,276	0.1
140,925		MRV Engenharia e Participacoes SA	570,659	0.2
23,300		Ouro Fino Saude Animal Participacoes SA	201,641	0.1
116,200	@	Petroleo Brasileiro SA ADR	1,192,212	0.5
38,259		Qualicorp SA	250,236	0.1
46,400		Smiles SA	765,701	0.3
80,900		Telefonica Brasil SA ADR	1,195,702	0.5
270,759		Tim Participacoes SA	769,031	0.3
56,000		Tim Participacoes SA ADR	791,280	0.3
44,350		Transmissora Alianca de Energia Eletrica SA	302,038	0.1
141,295		Vale SA ADR	1,438,383	0.6
24,100		Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	183,325	0.1
			19,262,525	7.7

		Chile: 0.3%
12,900		Cia Cervecerias Unidas SA ADR	291,411	0.1
14,100		Sociedad Quimica y Minera de Chile SA ADR	455,712	0.2
			747,123	0.3

		China: 26.4%
89,500		AAC Technologies Holdings, Inc.	919,138	0.4
77,463	@	Alibaba Group Holding Ltd. ADR	7,847,777	3.1
293,500		Anhui Conch Cement Co., Ltd.	944,473	0.4
21,300	@	Baidu, Inc. ADR	3,728,991	1.5
3,698,000		Bank of China Ltd.	1,674,886	0.7
2,139,000		Beijing Enterprises Water Group Ltd.	1,483,570	0.6
204,986		Beijing Originwater Technology Co. Ltd.	463,141	0.2
1,217,000		China Citic Bank	800,431	0.3
2,928,000		China Construction Bank	2,170,787	0.9
131,000		China High Speed Transmission Equipment Group Co., Ltd.	162,827	0.1
222,000		China Lesso Group Holdings Ltd.	151,372	0.1
20,000	@	China Lodging Group Ltd. ADR	1,080,600	0.4
687,000		China Maple Leaf Educational Systems Ltd.	414,649	0.2
938,000		China Medical System Holdings Ltd.	1,528,504	0.6
319,000		China Mengniu Diary Co., Ltd.	595,460	0.2
459,500		China Merchants Bank Co., Ltd.	1,150,755	0.5
139,000		China Mobile Ltd.	1,564,115	0.6
218,000		China Overseas Land & Investment Ltd.	640,147	0.3
1,055,650		China Petroleum & Chemical Corp.	833,886	0.3
919,000		China Power International Development Ltd.	331,187	0.1
879,000	@	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,182,583	0.5
27,900	@	Ctrip.com International Ltd. ADR	1,205,559	0.5
615,000		Fu Shou Yuan International Group Ltd.	345,299	0.1
595,000		Geely Automobile Holdings Ltd.	703,245	0.3
478,000		Guangzhou Automobile Group Co. Ltd.	651,903	0.3
774,000		Huadian Power International Co.	328,974	0.1
524,000		Huaneng Power International, Inc.	339,919	0.1
2,467,000		Industrial & Commercial Bank of China	1,508,287	0.6
88,700	@	JD.com, Inc. ADR	2,519,080	1.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
646,000		Jiangnan Group Ltd.	$91,335	0.0
85,500		Kingboard Chemicals Holdings	294,209	0.1
14,234		Kweichow Moutai Co. Ltd.	712,935	0.3
407,000		Lee & Man Paper Manufacturing Ltd.	365,842	0.1
5,678		NetEase, Inc. ADR	1,441,644	0.6
218,000		Nine Dragons Paper Holdings Ltd.	250,904	0.1
584,000		PICC Property & Casualty Co., Ltd.	882,803	0.3
77,500		Ping An Insurance Group Co. of China Ltd.	397,558	0.2
95,000		Shanghai International Airport Co. Ltd.	379,054	0.1
103,800		Shanghai Pharmaceuticals Holding Co. Ltd.	264,354	0.1
286,000		Shenzhen Expressway Co. Ltd.	260,593	0.1
163,000		Shenzhou International Group Holdings Ltd.	1,005,449	0.4
53,600	@	Sina Corp.	3,736,992	1.5
312,000		Sinopec Shanghai Petrochemical Co. Ltd.	193,194	0.1
314,800		Sinopharm Group Co.	1,438,609	0.6
55,100	@	Sohu.com, Inc.	2,185,817	0.9
51,000		Sunny Optical Technology Group Co. Ltd.	298,835	0.1
13,800	@	TAL Education Group ADR	1,117,662	0.4
355,100		Tencent Holdings Ltd.	9,284,226	3.7
688,000		Tingyi Cayman Islands Holding Corp.	782,067	0.3
161,000		Travelsky Technology Ltd.	361,640	0.1
94,000		Tsingtao Brewery Co., Ltd.	375,342	0.1
1,195,600		Uni-President China Holdings Ltd.	913,515	0.4
14,600	@	Vipshop Holdings Ltd. ADR	165,272	0.1
12,560	@	Weibo Corp. ADR	605,643	0.2
552,000		Xinyi Solar Holdings Ltd.	190,847	0.1
350,000		Zhejiang Expressway Co., Ltd.	351,553	0.1
260,889		Zhengzhou Yutong Bus Co. Ltd.	766,570	0.3
5,700	@	ZTO Express Cayman, Inc. ADR	71,079	0.0
			66,457,088	26.4

		Egypt: 0.2%
147,090		Commercial International Bank Egypt SAE	592,436	0.2

		Georgia: 0.5%
34,572		BGEO Group PLC	1,287,138	0.5

		Hong Kong: 1.9%
153,000		AIA Group Ltd.	947,277	0.4
124,000		Galaxy Entertainment Group Ltd.	588,987	0.2
189,000		Kingboard Laminates Holdings Ltd.	207,948	0.1
1,548,800		Man Wah Holdings Ltd.	990,579	0.4
338,000		Techtronic Industries Co., Ltd.	1,169,010	0.4
891,000	#	WH Group Ltd.	676,752	0.3
320,000		Xinyi Glass Holding Co. Ltd.	287,828	0.1
			4,868,381	1.9

		Hungary: 0.5%
6,691		MOL Hungarian Oil & Gas PLC	471,520	0.2
23,220		OTP Bank Nyrt	714,026	0.3
			1,185,546	0.5

		India: 8.5%
89,941		Apollo Tyres Ltd.	239,537	0.1
776,000		Ashok Leyland Ltd.	1,039,861	0.4
72,416		Bharat Petroleum Corp. Ltd.	729,070	0.3
132,252		Cadila Healthcare Ltd.	683,888	0.3
85,000		Cholamandalam Investment and Finance Co. Ltd.	1,289,001	0.5
322,000	@	Fortis Healthcare Ltd.	873,343	0.4
57,600		HDFC Bank Ltd. - Foreign Premium	1,231,041	0.5
101,904		Hindustan Petroleum Corp. Ltd.	785,080	0.3
57,855		Housing Development Finance Corp.	1,168,070	0.5
130,300		ICICI Bank Ltd. ADR	1,009,825	0.4
291,494		Oil & Natural Gas Corp., Ltd.	872,711	0.3
120,465		Phoenix Mills Ltd.	614,339	0.2
27,356		Reliance Industries Ltd. GDR	848,036	0.3
220,745		Reliance Industries Ltd.	3,404,825	1.4
65,423		Strides Shasun, Ltd.	1,058,134	0.4
39,000		Supreme Industries Ltd.	539,634	0.2
75,797	#	Syngene International Ltd.	610,197	0.2
67,018		Tata Chemicals Ltd.	539,265	0.2
129,000		TVS Motor Co. Ltd.	735,832	0.3
20,787		VA Tech Wabag Ltd.	149,172	0.1
150,646		Yes Bank Ltd.	3,103,923	1.2
			21,524,784	8.5

		Indonesia: 1.3%
1,279,700		Astra International Tbk PT	762,901	0.3
2,543,800		Bank Rakyat Indonesia	2,233,695	0.9
973,500		Link Net Tbk PT	364,538	0.1
			3,361,134	1.3

		Kenya: 0.5%
6,895,000		Safaricom Ltd.	1,228,878	0.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: 0.2%
679,500		AirAsia BHD	$391,178	0.1
718,887		UEM Sunrise Bhd	178,592	0.1
			569,770	0.2

		Mexico: 4.3%
59,956		America Movil SAB de CV ADR	756,045	0.3
72,029	@	Cemex SAB de CV ADR	666,989	0.2
35,767		Coca-Cola Femsa SA de CV ADR	2,218,269	0.9
489,000		Concentradora Hipotecaria SAPI de CV	517,526	0.2
19,150		Fomento Economico Mexicano SAB de CV ADR	1,440,654	0.6
161,700		Grupo Financiero Banorte	775,022	0.3
100,800		Grupo Financiero Santander Mexico SAB de CV ADR	720,720	0.3
188,558		Grupo Mexico SA de CV Series B	567,297	0.2
44,700		Grupo Televisa SAB ADR	1,001,280	0.4
556,700		PLA Administradora Industrial S de RL de CV	761,897	0.3
277,400		Qualitas Controladora SAB de CV	417,560	0.2
414,800		Unifin Financiera SAPI de CV SOFOM ENR	977,252	0.4
			10,820,511	4.3

		Peru: 0.5%
7,500		Credicorp Ltd.	1,227,600	0.5

		Philippines: 0.6%
600,000		Ayala Land, Inc.	428,871	0.1
748,950		Robinsons Retail Holdings, Inc.	1,189,263	0.5
			1,618,134	0.6

		Poland: 0.7%
23,675		KGHM Polska Miedz SA	734,303	0.3
47,306		Polski Koncern Naftowy Orlen	960,016	0.4
			1,694,319	0.7

		Russia: 7.5%
298,577	@	Alrosa AO	524,509	0.2
439,666		Gazprom PJSC - SPON ADR	2,169,752	0.9
55,961		Lukoil PJSC ADR	3,145,288	1.3
1,298	@	Magnit OAO	208,034	0.1
500		Magnit OJSC	80,136	0.0
530,878	@	Magnitogorsk Iron & Steel Works	347,512	0.2
19,195		MegaFon PJSC GDR	208,266	0.1
107,191		Mobile TeleSystems PJSC ADR	1,122,290	0.4
333,100	@	Moscow Exchange MICEX-RTS OAO	742,607	0.3
17,606		Ros Agro PLC REG GDR	252,646	0.1
314,180		Rosneft Oil Co. PJSC GDR	2,083,276	0.8
300,323		Sberbank PAO ADR	3,501,766	1.4
18,974		Severstal PJSC GDR	301,396	0.1
12,153		Tatneft PJSC ADR	493,412	0.2
128,600		VimpelCom Ltd. ADR ADR	543,978	0.2
39,321	@	X5 Retail Group N.V. GDR	1,319,219	0.5
78,800	@	Yandex NV	1,823,432	0.7
			18,867,519	7.5

		South Africa: 3.1%
382,000		Advtech Ltd.	479,095	0.2
24,000		Aspen Pharmacare Holdings Ltd.	549,088	0.2
19,652		Barloworld Ltd.	161,580	0.1
20,430		Imperial Holdings Ltd.	253,653	0.1
18,172		Naspers Ltd.	2,895,017	1.1
52,453		Pick n Pay Stores Ltd.	266,099	0.1
247,000		Rhodes Food Group Pty Ltd.	515,996	0.2
26,010		Sappi Ltd.	167,239	0.1
29,256		Spar Group Ltd.	413,601	0.2
99,292		Standard Bank Group Ltd.	1,061,798	0.4
16,617		Tiger Brands Ltd.	501,554	0.2
482,000		Transaction Capital Ltd.	538,695	0.2
			7,803,415	3.1

		South Korea: 12.4%
32,679		Hana Financial Group, Inc.	968,958	0.4
10,659		Hankook Tire Co. Ltd.	520,151	0.2
33,079		SK Hynix, Inc.	1,527,718	0.6
5,007		Hyosung Corp.	583,699	0.2
12,638		Hyundai Marine & Fire Insurance Co., Ltd.	327,543	0.1
1,923		Hyundai Mobis Co. Ltd.	400,054	0.2
18,000	@	KB Financial Group, Inc. ADR	730,800	0.3
2,594		KCC Corp.	775,510	0.3
21,319		Korea Electric Power Corp.	780,766	0.3
1,291		KT Corp.	32,672	0.0
10,541		KT&G Corp.	913,106	0.4
33,190		LG Display Co., Ltd.	875,609	0.3
865		LG Household & Health Care Ltd.	654,092	0.3
110,540		LG Uplus Corp.	1,085,770	0.4
556		Lotte Chilsung Beverage Co., Ltd.	694,000	0.3
4,848		Lotte Confectionery Co. Ltd.	852,110	0.3
2,679		NCSoft Corp.	701,395	0.3
1,762		NAVER Corp.	1,150,962	0.5
21,764		Partron Co. Ltd.	207,636	0.1
4,446		POSCO	1,039,142	0.4
2,606		Samsung Electronics Co., Ltd.	4,432,223	1.8
6,064		Samsung Electronics Co., Ltd. GDR	5,183,625	2.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
6,680		Samsung Life Insurance Co. Ltd.	$638,270	0.3
31,211		Shinhan Financial Group Co., Ltd.	1,233,530	0.5
6,358		SK Innovation Co. Ltd.	861,318	0.3
120,000		SK Telecom Co., Ltd. ADR	2,580,000	1.0
8,259		S-Oil Corp.	576,834	0.2
16,933		Soulbrain Co. Ltd.	784,514	0.3
			31,112,007	12.4

		Spain: 0.6%
81,620		CIE Automotive SA	1,518,507	0.6

		Switzerland: 0.3%
35,500	#,@	Wizz Air Holdings Plc	796,984	0.3

		Taiwan: 8.8%
114,000		Accton Technology Corp.	206,824	0.1
375,000		Advanced Semiconductor Engineering, Inc.	413,247	0.2
119,000		Aerospace Industrial Development Corp.	148,367	0.1
282,000		Basso Industry Corp.	849,054	0.3
735,000		CTBC Financial Holding Co. Ltd.	418,666	0.2
48,001		Chlitina Holding Ltd.	225,313	0.1
125,400		Coretronic Corp.	137,210	0.0
158,000		Elite Material Co. Ltd.	554,449	0.2
149,537		FLEXium Interconnect, Inc.	429,576	0.2
67,000		Grape King Bio Ltd.	380,705	0.1
299,512		HON HAI Precision Industry Co., Ltd.	803,225	0.3
166,000		King Yuan Electronics Co., Ltd.	143,357	0.0
17,000		Largan Precision Co. Ltd.	2,431,619	1.0
208,000		MediaTek, Inc.	1,423,988	0.6
114,000		Merry Electronics Co. Ltd	477,065	0.2
304,000		Micro-Star International Co., Ltd.	737,556	0.3
177,000		Pegatron Corp.	426,232	0.2
67,770		Poya International Co. Ltd.	826,964	0.4
13,916		Silicon Motion Technology Corp. ADR	544,116	0.2
13,000		St Shine Optical Co. Ltd.	245,625	0.1
130,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,028,067	1.6
856,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,100,785	2.0
79,000		Tong Yang Industry Co. Ltd.	145,831	0.0
402,000		Uni-President Enterprises Corp.	689,610	0.3
133,000		Zhen Ding Technology Holding Ltd.	279,340	0.1
			22,066,791	8.8

		Thailand: 3.4%
116,200		Bangkok Bank PCL - Foreign Reg	599,123	0.2
946,300		Charoen Pokphand Foods PCL	766,165	0.3
1,181,500		CP ALL PCL	2,029,196	0.8
174,100		Kiatnakin Bank PCL	281,961	0.1
1,771,200		Krung Thai Bank PCL	956,113	0.4
113,000		PTT PCL	1,297,002	0.5
773,000		Srisawad Power 1979 PCL	906,334	0.4
744,700		Star Petroleum Refining PCL	262,298	0.1
556,300		Thai Beverage PCL	341,167	0.1
190,500		Thai Oil PCL	388,280	0.2
730,700		Thai Union Group PCL	431,663	0.2
228,900		Thanachart Capital PCL	308,868	0.1
			8,568,170	3.4

		Turkey: 3.0%
793,058		Akbank TAS	1,767,723	0.7
52,353		Arcelik A/S	317,545	0.1
76,876		AvivaSA Emeklilik ve Hayat AS	447,424	0.2
703,892		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	573,256	0.2
364,291		Eregli Demir ve Celik Fabrikalari TAS	561,338	0.2
167,350		Tekfen Holding AS	334,231	0.1
137,000		Tofas Turk Otomobil Fabrikasi AS	946,054	0.4
1	@	Turk Hava Yollari	1	0.0
202,861		Turk Sise Ve Cam Fabrikalari	217,429	0.1
33,900	@	Turkcell Iletisim Hizmet AS ADR	252,555	0.1
137,800		Turkiye Halk Bankasi AS	410,671	0.2
318,840		Turkiye Is Bankasi	503,982	0.2
2,973,470		Turkiye Sinai Kalkinma Bankasi AS	1,135,193	0.5
			7,467,402	3.0

		United Arab Emirates: 0.4%
303,123		Aldar Properties PJSC	211,107	0.1
127,258		Emaar Properties PJSC	257,172	0.1
28,500	@	NMC Health PLC	588,891	0.2
			1,057,170	0.4

		United Kingdom: 0.3%
17,879		Hikma Pharmaceuticals PLC	411,811	0.2
120,680		International Personal Finance PLC	264,919	0.1
			676,730	0.3

		United States: 0.6%
14,500	@	Luxoft Holding, Inc.	853,325	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
14,100	@ Yahoo!, Inc.	$621,387	0.3
		1,474,712	0.6

	Vietnam: 0.1%
143,390	Hoa Phat Group JSC	268,095	0.1

	Total Common Stock
	(Cost $224,538,659)	240,248,291	95.4

PREFERRED STOCK: 3.1%
	Brazil: 0.7%
33,846	Braskem SA	349,512	0.1
87,999	Cia Energetica de Minas Gerais	255,248	0.1
72,490	Itau Unibanco Holding S.A.	856,694	0.3
211,653	@ Metalurgica Gerdau SA	377,484	0.2
		1,838,938	0.7

	Colombia: 0.5%
109,700	Banco Davivienda SA	1,179,985	0.5

	Russia: 0.2%
1,036,926	@ Surgutneftegas OJSC	592,083	0.2

	South Korea: 1.7%
3,149	Samsung Electronics Co., Ltd. - Pref	4,255,874	1.7

	Total Preferred Stock
	(Cost $6,334,171)	7,866,880	3.1

	Total Long-Term Investments
	(Cost $230,872,830)	248,115,171	98.5

SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
3,274,794	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $3,274,794)	3,274,794	1.3

	Total Short-Term Investments
	(Cost $3,274,794)	3,274,794	1.3

	Total Investments in Securities (Cost $234,147,624)	$251,389,965	99.8
	Assets in Excess of Other Liabilities	480,986	0.2
	Net Assets	$251,870,951	100.0

††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $235,825,688.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,153,955
Gross Unrealized Depreciation	(16,589,678)

Net Unrealized Appreciation	$15,564,277

Sector Diversification	Percentage of Net Assets
Information Technology	28.3%
Financials	20.8
Consumer Discretionary	11.4
Consumer Staples	8.8
Energy	8.7
Materials	5.0
Telecommunication Services	4.8
Health Care	4.5
Industrials	2.6
Real Estate	2.0
Utilities	1.6
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,125,422	$–	$–	$2,125,422
Brazil	19,262,525	–	–	19,262,525
Chile	747,123	–	–	747,123
China	26,169,257	40,287,831	–	66,457,088
Egypt	–	592,436	–	592,436
Georgia	–	1,287,138	–	1,287,138
Hong Kong	–	4,868,381	–	4,868,381
Hungary	–	1,185,546	–	1,185,546
India	4,377,903	17,146,881	–	21,524,784
Indonesia	364,538	2,996,596	–	3,361,134
Kenya	1,228,878	–	–	1,228,878
Malaysia	391,178	178,592	–	569,770
Mexico	10,820,511	–	–	10,820,511
Peru	1,227,600	–	–	1,227,600
Philippines	–	1,618,134	–	1,618,134
Poland	–	1,694,319	–	1,694,319
Russia	14,580,049	4,287,470	–	18,867,519
South Africa	2,213,486	5,589,929	–	7,803,415
South Korea	3,310,800	27,801,207	–	31,112,007
Spain	–	1,518,507	–	1,518,507
Switzerland	–	796,984	–	796,984
Taiwan	5,399,147	16,667,644	–	22,066,791
Thailand	–	8,568,170	–	8,568,170
Turkey	699,979	6,767,423	–	7,467,402
United Arab Emirates	–	1,057,170	–	1,057,170
United Kingdom	264,919	411,811	–	676,730
United States	1,474,712	–	–	1,474,712
Vietnam	–	268,095	–	268,095
Total Common Stock	94,658,027	145,590,264	–	240,248,291
Preferred Stock	3,018,923	4,847,957	–	7,866,880
Short-Term Investments	3,274,794	–	–	3,274,794
Total Investments, at fair value	$100,951,744	$150,438,221	$–	$251,389,965
Other Financial Instruments+
Futures	25,828	–	–	25,828
Total Assets	$100,977,572	$150,438,221	$–	$251,415,793

(1)	For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2017, securities valued at $2,934,959 and $1,955,730 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

At January 31, 2017, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	11	03/17/17	$503,305	$25,828
			$503,305	$25,828

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Multi-Manager Emerging Markets Equity Fund as of January 31, 2017 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$25,828
Total Asset Derivatives		$25,828

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Argentina: 0.1%
29,800		YPF SA ADR	$645,766	0.1

		Australia: 2.2%
179,292		Brambles Ltd.	1,416,943	0.3
91,581		Caltex Australia Ltd.	1,987,542	0.4
30,439		Cochlear Ltd.	2,891,519	0.6
74,368	@	Mesoblast Ltd.	90,807	0.0
99,837		Seek Ltd.	1,094,270	0.2
191,686		South32 Ltd.	401,194	0.1
122,936		Treasury Wine Estates Ltd.	1,084,540	0.2
57,832		Westfield Corp.	385,528	0.1
162,093	@	WorleyParsons Ltd.	1,218,799	0.3
			10,571,142	2.2

		Austria: 0.6%
50,448		Andritz AG	2,726,721	0.6

		Belgium: 2.0%
58,214		Anheuser-Busch InBev SA/NV	6,078,624	1.3
14,906		KBC Group NV	968,107	0.2
22,456		Solvay S.A.	2,632,977	0.5
			9,679,708	2.0

		Brazil: 0.8%
231,000		BB Seguridade Participacoes SA	2,046,019	0.4
177,942	@	Petroleo Brasileiro SA ADR	1,825,685	0.4
			3,871,704	0.8

		Canada: 4.4%
47,900		Cameco Corp.	609,954	0.1
73,769		Canadian National Railway Co. - CNR	5,127,123	1.1
36,100		Imperial Oil Ltd.	1,186,826	0.3
18,989		MacDonald Dettwiler & Associates Ltd.	1,051,710	0.2
54,900		Magna International, Inc.	2,374,886	0.5
70,400		Manulife Financial Corp.	1,349,841	0.3
55,800		Methanex Corp.	2,789,893	0.6
61,336		National Bank Of Canada	2,647,641	0.5
83,183		Suncor Energy, Inc.	2,580,031	0.5
33,800		TransCanada Corp.	1,594,607	0.3
			21,312,512	4.4

		China: 2.1%
43,479	@	Alibaba Group Holding Ltd. ADR	4,404,857	0.9
6,275	@	Baidu, Inc. ADR	1,098,564	0.2
513,000		CNOOC Ltd.	640,611	0.1
25,798	@	Ctrip.com International Ltd. ADR	1,114,732	0.2
25,835	@	JD.com, Inc. ADR	733,714	0.2
546,000		PICC Property & Casualty Co., Ltd.	825,361	0.2
31,700		Tencent Holdings Ltd.	828,809	0.2
200,000		Tsingtao Brewery Co., Ltd.	798,601	0.1
			10,445,249	2.1

		Denmark: 1.2%
34,128		Carlsberg A/S	3,087,470	0.6
49,425		12/31	1,786,207	0.4
31,787		Novozymes A/S	1,239,061	0.2
			6,112,738	1.2

		Finland: 2.3%
95,652	@	Caverion Corp.	767,205	0.1
87,390		Kone OYJ	3,951,006	0.8
70,643		Konecranes Oyj	2,776,254	0.6
59,280		Sampo OYJ	2,745,183	0.6
97,604		YIT OYJ	774,494	0.2
			11,014,142	2.3

		France: 8.7%
20,870		Air Liquide SA	2,253,216	0.5
102,603		AXA S.A.	2,521,714	0.5
42,612		BNP Paribas	2,725,983	0.6
58,626		Capgemini SA	4,773,267	1.0
12,327	@	Christian Dior SE	2,646,195	0.5
33,482		Cie de Saint-Gobain	1,645,170	0.3
41,071		Cie Generale des Etablissements Michelin	4,412,383	0.9
10,723		Essilor International SA	1,257,988	0.2
34,034		Imerys SA	2,733,163	0.6
25,126		IPSOS	832,807	0.2
22,360		Legrand S.A.	1,298,702	0.3
2,864		LVMH Moet Hennessy Louis Vuitton SE	577,165	0.1
26,658		Schneider Electric SE	1,907,498	0.4
46,298		Total S.A.	2,342,468	0.5
5,784		Unibail-Rodamco SE	1,332,940	0.3
58,233		Valeo SA	3,559,199	0.7
77,058		Vinci S.A.	5,401,528	1.1
			42,221,386	8.7

		Germany: 8.1%
11,962		Adidas AG	1,887,672	0.4
27,940		BASF SE	2,697,168	0.6
29,455		Beiersdorf AG	2,613,223	0.5
11,837		Brenntag AG	688,648	0.1
6,975		Continental AG	1,365,459	0.3
34,107	@	Deutsche Bank AG	681,154	0.1
151,232		Deutsche Telekom AG	2,647,634	0.5
41,271		Deutsche Wohnen AG	1,346,163	0.3
143,642		E.ON AG	1,106,493	0.2
90,053		Freenet AG	2,707,405	0.6
24,312		Hannover Rueck SE	2,677,970	0.6
53,059		Infineon Technologies AG	976,361	0.2
38,645		Lanxess	2,812,262	0.6
15,902		Linde AG	2,586,066	0.5
13,849		Muenchener Rueckversicherungs-Gesellschaft AG	2,607,868	0.5
37,024		SAP SE	3,385,870	0.7
2,320		Siemens AG	300,113	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
43,461		Symrise AG	$2,616,906	0.5
52,128		Vonovia SE	1,707,874	0.4
48,167	@	Zalando SE	1,904,960	0.4
			39,317,269	8.1

		Greece: 0.0%
98,368	@	Alpha Bank AE	174,562	0.0

		Hong Kong: 0.9%
306,000		Cafe de Coral Holdings Ltd.	1,014,866	0.2
40,100		Hong Kong Exchanges and Clearing Ltd.	969,893	0.2
11,500		Jardine Matheson Holdings Ltd.	709,265	0.2
29,100		Jardine Strategic Holdings Ltd.	1,109,034	0.2
617,000		PAX Global Technology Ltd.	429,976	0.1
			4,233,034	0.9

		India: 1.4%
163,861		Bharti Infratel Ltd.	710,541	0.1
373,939		ICICI Bank Ltd.	1,485,303	0.3
175,976		Infosys Ltd. ADR	2,423,190	0.5
64,908		Mahindra & Mahindra Ltd. GDR	1,205,076	0.3
8,835	@	MakeMyTrip Ltd.	295,089	0.0
91,943		Power Grid Corp. of India Ltd.	281,297	0.1
12,200		Tata Motors Ltd. ADR	475,312	0.1
			6,875,808	1.4

		Ireland: 1.2%
893,027		Greencore Group PLC	2,658,441	0.6
93,930		James Hardie Industries SE	1,475,291	0.3
18,368	@	Ryanair Holdings PLC ADR	1,536,667	0.3
			5,670,399	1.2

		Israel: 0.5%
73,890		Teva Pharmaceutical Industries Ltd. ADR	2,470,143	0.5

		Italy: 1.5%
64,166		Assicurazioni Generali S.p.A.	1,023,908	0.2
62,128		Azimut Holding S.p.A.	1,117,952	0.2
27,695		Banca Generali SpA	706,465	0.2
130,783		ENI S.p.A.	2,010,906	0.4
95,176	@	FinecoBank Banca Fineco SpA	566,959	0.1
1,091,626	@	Saipem S.p.A.	560,533	0.1
433,889	@	Telecom Italia S.p.A. - TIT	373,110	0.1
34,898		UniCredit SpA	952,618	0.2
			7,312,451	1.5

		Japan: 14.8%
23,800		ABC-Mart, Inc.	1,385,612	0.3
125,400		Asahi Group Holdings, Ltd.	4,412,784	0.9
1,000		Daito Trust Construction Co., Ltd.	139,799	0.0
164,700		Daiwa House Industry Co., Ltd.	4,460,432	0.9
32,700		Denso Corp.	1,416,057	0.3
83,200		Don Quijote Holdings Co. Ltd.	3,019,771	0.6
9,700		Eisai Co., Ltd.	534,671	0.1
7,400		Fanuc Ltd.	1,452,818	0.3
12,000		Hoshizaki Corp.	977,894	0.2
174,000		Isuzu Motors Ltd.	2,334,716	0.5
91,300		Itochu Corp.	1,257,740	0.3
48,200		Japan Tobacco, Inc.	1,554,718	0.3
82,300		Kakaku.com, Inc.	1,489,863	0.3
39,500		Kao Corp.	1,954,646	0.4
83,000		Kawasaki Heavy Industries Ltd.	259,724	0.1
169,700		KDDI Corp.	4,559,564	0.9
29,300		Makita Corp.	2,035,083	0.4
100,000		Mitsubishi Heavy Industries Ltd.	449,218	0.1
49,000		Mitsui Fudosan Co., Ltd.	1,131,273	0.2
72,700		MS&AD Insurance Group Holdings, Inc.	2,432,071	0.5
6,300		Murata Manufacturing Co., Ltd.	848,511	0.2
21,300		Nippon Telegraph & Telephone Corp.	940,870	0.2
38,600		Nomura Holdings, Inc.	239,276	0.1
45,900		Olympus Corp.	1,587,879	0.3
17,300		Omron Corp.	709,803	0.1
31,100		Ono Pharmaceutical Co., Ltd.	638,057	0.1
122,400		Osaka Securities Exchange Co. Ltd.	1,819,303	0.4
51,800		Pigeon Corp.	1,407,231	0.3
118,300	@	Rakuten, Inc.	1,180,895	0.2
101,600		Seven & I Holdings Co., Ltd.	4,056,722	0.8
11,900		Shimano, Inc.	1,876,484	0.4
65,100		Shiseido Co., Ltd.	1,819,483	0.4
174,100		Showa Denko KK	2,857,021	0.6
9,100		SMC Corp.	2,484,102	0.5
105,500		Sony Corp.	3,194,303	0.7
26,700		Sony Financial Holdings, Inc.	447,177	0.1
13,400		Sugi Holdings Co., Ltd.	623,615	0.1
134,000		Sumitomo Mitsui Financial Group, Inc.	5,257,089	1.1
51,000		Suruga Bank Ltd.	1,161,880	0.2
19,500		Tokio Marine Holdings, Inc.	813,033	0.2
30,200		United Arrows Ltd.	853,073	0.2
			72,074,261	14.8

		Luxembourg: 0.3%
12,161		RTL Group SA	929,074	0.2
36,440		SES S.A. - Luxembourg	708,571	0.1
			1,637,645	0.3

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Mexico: 0.7%
111,790		America Movil SAB de CV ADR	$1,409,672	0.3
128,000		Grupo Aeroportuario del C	546,042	0.1
118,000		Grupo Financiero Banorte	565,569	0.1
20,900		Infraestructura Energetica Nova SAB de CV	92,205	0.0
362,600		Wal-Mart de Mexico SAB de CV	641,616	0.2
			3,255,104	0.7

		Netherlands: 3.7%
30,784	@	AerCap Holdings NV	1,362,808	0.3
18,863		Akzo Nobel NV	1,280,151	0.3
48,496		Airbus Group SE	3,287,319	0.7
372,817		Koninklijke KPN NV	1,074,081	0.2
88,366		Koninklijke Ahold Delhaize NV	1,882,537	0.4
136,293		Royal Dutch Shell PLC - Class A	3,696,507	0.7
74,109		Unilever NV	3,006,011	0.6
66,436		Wolters Kluwer NV	2,540,640	0.5
			18,130,054	3.7

		Norway: 2.2%
166,699		DNB ASA	2,780,961	0.6
250,165	@	SpareBank 1 SR-Bank ASA	1,860,018	0.4
93,493		Statoil ASA	1,743,382	0.3
120,555		Telenor ASA	1,911,094	0.4
62,647		Yara International ASA	2,641,549	0.5
			10,937,004	2.2

		Philippines: 0.1%
1,625,100		Alliance Global Group, Inc.	409,749	0.1

		Portugal: 0.3%
79,323		Jeronimo Martins SGPS SA	1,342,597	0.3

		Russia: 0.4%
144,789		Rosneft Oil Co. PJSC GDR	960,072	0.2
69,692		Sberbank PAO ADR	812,609	0.2
			1,772,681	0.4

		Singapore: 1.0%
51,200		DBS Group Holdings Ltd.	692,223	0.1
299,693		United Overseas Bank Ltd.	4,457,024	0.9
			5,149,247	1.0

		South Africa: 1.2%
117,555		Clicks Group Ltd.	1,064,320	0.2
145,270		FirstRand Ltd.	541,148	0.1
9,734		Naspers Ltd.	1,550,742	0.3
87,830		Sasol Ltd.	2,620,143	0.6
			5,776,353	1.2

		South Korea: 2.6%
16,698		SK Hynix, Inc.	771,179	0.2
5,566		Hyundai Motor Co.	670,081	0.1
76,721		Kia Motors Corp.	2,404,643	0.5
3,596		Samsung Electronics Co., Ltd.	6,115,992	1.2
5,423		Samsung Fire & Marine Insurance Co. Ltd.	1,256,424	0.3
1,987	@	Samsung Biologics Co. Ltd.	275,284	0.1
1,346		Samsung Electronics Co., Ltd. GDR	1,150,587	0.2
			12,644,190	2.6

		Spain: 1.5%
456,309		Banco Santander SA	2,549,352	0.5
237,064	L	CaixaBank SA	868,961	0.2
174,373		Distribuidora Internacional de Alimentacion SA	922,924	0.2
54,912		Industria de Diseno Textil SA	1,816,254	0.4
67,392		Red Electrica Corp. SA	1,205,112	0.2
			7,362,603	1.5

		Sweden: 3.7%
139,846		Assa Abloy AB	2,646,231	0.5
69,639		Atlas Copco AB - B	2,019,634	0.4
59,924	@	Duni AB	856,341	0.2
25,744		Investor AB	1,027,604	0.2
53,813		Loomis AB	1,574,982	0.3
132,721		Nordea Bank AB	1,602,245	0.3
36,963		SKF AB - B Shares	743,763	0.2
360,955		Svenska Handelsbanken AB	5,388,592	1.1
90,772		Swedbank AB	2,295,175	0.5
			18,154,567	3.7

		Switzerland: 6.8%
64,997		ABB Ltd.	1,548,933	0.3
18,269		Cie Financiere Richemont SA	1,422,785	0.3
30,534		Credit Suisse Group AG	466,106	0.1
879,349	@	Glencore PLC	3,642,000	0.8
48,260		LafargeHolcim Ltd.	2,598,504	0.5
33,807		Julius Baer Group Ltd.	1,589,293	0.3
29,056		Nestle S.A.	2,128,775	0.4
140,439		Novartis AG	10,368,266	2.1
5,928		Roche Holding AG	1,404,630	0.3
8,772	@	Schindler Holding AG - Part Cert	1,672,094	0.4
2,609		Swatch Group AG - BR	924,644	0.2
49,252		Wolseley PLC	3,050,200	0.6
7,582		Zurich Insurance Group AG	2,183,416	0.5
			32,999,646	6.8

		Taiwan: 1.7%
517,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,080,731	0.6

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
174,800		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$5,403,068	1.1
			8,483,799	1.7

		Thailand: 1.1%
588,800		Siam Commercial Bank PCL	2,526,175	0.5
1,339,700		Thai Oil PCL	2,730,596	0.6
			5,256,771	1.1

		Turkey: 0.4%
829,892		Turkiye Garanti Bankasi A/S	1,833,118	0.4

		United Kingdom: 15.7%
41,657		Antofagasta PLC	440,136	0.1
30,845	@	ASOS PLC	2,049,082	0.4
16,280		AstraZeneca PLC	863,967	0.2
362,988	#	Auto Trader Group PLC	1,833,322	0.4
215,787		Aviva PLC	1,299,232	0.3
112,647		Barclays PLC	312,633	0.1
421,149		Barratt Developments PLC	2,539,771	0.5
461,678		BBA Aviation PLC	1,628,308	0.3
81,747	@	Bellway PLC	2,562,181	0.5
76,028		BHP Billiton PLC ADR	2,781,865	0.6
228,735		BHP Billiton PLC	4,171,641	0.9
111,719		British American Tobacco PLC	6,896,205	1.4
313,752		BT Group PLC	1,203,248	0.2
50,834		Burberry Group PLC	1,051,223	0.2
173,898		Capita Group PLC	1,097,152	0.2
23,957		CRH PLC - London	836,079	0.2
71,592		Diageo PLC	1,988,679	0.4
210,270		Direct Line Insurance Group PLC	941,973	0.2
120,079		Hargreaves Lansdown PLC	2,051,382	0.4
30,288	L	Hikma Pharmaceuticals PLC	697,631	0.1
197,381		Howden Joinery Group PLC	940,310	0.2
177,880	@	Imagination Technologies Group PLC	534,260	0.1
172,164		Informa PLC	1,415,264	0.3
85,568		International Consolidated Airlines Group SA	515,163	0.1
96,796		International Game Technology PLC	2,556,382	0.5
26,531		Intertek Group PLC	1,135,708	0.2
118,291		John Wood Group PLC	1,251,397	0.3
41,546		Johnson Matthey PLC	1,704,145	0.4
180,157		Jupiter Fund Management PLC	913,433	0.2
200,701		Marks & Spencer Group PLC	850,696	0.2
107,352		Persimmon PLC	2,614,714	0.5
36,849		Provident Financial PLC	1,268,919	0.3
218,578		Prudential PLC	4,235,784	0.9
139,973		Relx PLC	2,512,538	0.5
37,087	@	Rightmove PLC	1,879,844	0.4
62,758		Shire PLC	3,494,113	0.7
304,728	@	Standard Chartered PLC	2,984,016	0.6
1,220,828		Taylor Wimpey PLC	2,577,437	0.5
15,476	@	TechnipFMC PLC	507,207	0.1
71,797		Unilever PLC	2,908,208	0.6
25,986		Weir Group PLC	658,295	0.1
85,342		WPP PLC	1,986,266	0.4
			76,689,809	15.7

		United States: 1.6%
24,288		Aon PLC	2,737,258	0.6
5,140	@	Mettler Toledo International, Inc.	2,192,878	0.4
11,477	@	Mobileye NV	493,052	0.1
58,566		Popular, Inc.	2,602,087	0.5
			8,025,275	1.6

	Total Common Stock
	(Cost $462,725,665)		476,589,207	97.8

PREFERRED STOCK: 0.0%
		United States: 0.0%
2,046	@	Xiaoju Kuaizhi, Inc., Series A-17	78,213	0.0

	Total Preferred Stock
	(Cost $56,114)		78,213	0.0

	Total Long-Term Investments
	(Cost $462,781,779)		476,667,420	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.3%
432,629	Cantor Fitzgerald, Repurchase Agreement dated 01/31/17, 0.56%, due 02/01/17 (Repurchase Amount $432,636, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $441,281, due 02/01/17-12/20/66)	432,629	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/31/17, 0.59%, due 02/01/17 (Repurchase Amount $1,000,016, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	$1,000,000	0.2
		1,432,629	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
8,397,288	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $8,397,288)	8,397,288	1.7

	Total Short-Term Investments
	(Cost $9,829,917)	9,829,917	2.0

	Total Investments in Securities (Cost $472,611,696)	$486,497,337	99.8
	Assets in Excess of Other Liabilities	888,106	0.2
	Net Assets	$487,385,443	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2017.

Cost for federal income tax purposes is $474,725,192.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$30,092,498
Gross Unrealized Depreciation	(18,320,353)

Net Unrealized Appreciation	$11,772,145

Sector Diversification	Percentage of Net Assets
Financials	19.9%
Industrials	15.0
Consumer Discretionary	14.5
Consumer Staples	11.2
Materials	10.5
Information Technology	8.7
Health Care	6.1
Energy	5.7
Telecommunication Services	3.5
Real Estate	2.2
Utilities	0.5
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Argentina	$645,766	$–	$–	$645,766
Australia	–	10,571,142	–	10,571,142
Austria	–	2,726,721	–	2,726,721
Belgium	–	9,679,708	–	9,679,708
Brazil	3,871,704	–	–	3,871,704
Canada	21,312,512	–	–	21,312,512
China	7,351,867	3,093,382	–	10,445,249
Denmark	–	6,112,738	–	6,112,738
Finland	–	11,014,142	–	11,014,142
France	–	42,221,386	–	42,221,386
Germany	–	39,317,269	–	39,317,269
Greece	–	174,562	–	174,562
Hong Kong	–	4,233,034	–	4,233,034
India	3,193,591	3,682,217	–	6,875,808
Ireland	1,536,667	4,133,732	–	5,670,399
Israel	2,470,143	–	–	2,470,143
Italy	–	7,312,451	–	7,312,451
Japan	–	72,074,261	–	72,074,261
Luxembourg	–	1,637,645	–	1,637,645
Mexico	3,255,104	–	–	3,255,104
Netherlands	1,362,808	16,767,246	–	18,130,054
Norway	–	10,937,004	–	10,937,004
Philippines	–	409,749	–	409,749
Portugal	–	1,342,597	–	1,342,597
Russia	812,609	960,072	–	1,772,681
Singapore	–	5,149,247	–	5,149,247
South Africa	1,064,320	4,712,033	–	5,776,353
South Korea	275,284	12,368,906	–	12,644,190
Spain	–	7,362,603	–	7,362,603
Sweden	856,341	17,298,226	–	18,154,567
Switzerland	–	32,999,646	–	32,999,646
Taiwan	5,403,068	3,080,731	–	8,483,799
Thailand	–	5,256,771	–	5,256,771
Turkey	–	1,833,118	–	1,833,118
United Kingdom	6,379,714	70,310,095	–	76,689,809
United States	8,025,275	–	–	8,025,275
Total Common Stock	67,816,773	408,772,434	–	476,589,207
Preferred Stock	–	–	78,213	78,213
Short-Term Investments	8,397,288	1,432,629	–	9,829,917
Total Investments, at fair value	$76,214,061	$410,205,063	$78,213	$486,497,337

(1)	For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2017, securities valued at $9,346,876 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Australia: 8.2%
47,860		Adelaide Brighton Ltd.	$185,965	0.1
19,057		AGL Energy Ltd.	326,781	0.1
105,908		Amcor Ltd.	1,149,523	0.4
12,008		AMP Ltd.	45,577	0.0
11,239		Ansell Ltd.	202,577	0.1
26,354		APA Group	168,352	0.1
53,890		Aristocrat Leisure Ltd.	624,949	0.2
7,233		ASX Ltd.	273,762	0.1
29,577		Aurizon Holdings Ltd.	112,366	0.0
99,920		AusNet Services	119,851	0.0
17,609		Australia & New Zealand Banking Group Ltd.	391,242	0.1
34,038		BHP Billiton Ltd.	690,569	0.2
66,648		Boral Ltd.	294,536	0.1
69,474		Brambles Ltd.	549,052	0.2
22,635		Caltex Australia Ltd.	491,237	0.2
11,519		Challenger Ltd.	96,384	0.0
17,281		CIMIC Group Ltd.	449,804	0.1
73,532		Coca-Cola Amatil Ltd.	543,792	0.2
2,448		Cochlear Ltd.	232,545	0.1
11,129		Commonwealth Bank of Australia	689,552	0.2
67,235		Computershare Ltd.	657,560	0.2
21,685		Crown Resorts Ltd.	187,589	0.1
7,244		CSL Ltd.	617,549	0.2
65,823		CSR Ltd.	220,422	0.1
173,713		Dexus Property Group NPV	1,183,374	0.4
32,729		Downer EDI Ltd.	154,055	0.0
57,943		DUET Group	123,140	0.0
26,839		DuluxGroup Ltd.	123,698	0.0
2,122		Flight Centre Travel Group Ltd.	48,248	0.0
125,542		Fortescue Metals Group Ltd.	635,277	0.2
189,393		Goodman Group	994,558	0.3
175,340		GPT Group	622,666	0.2
123,777		Harvey Norman Holdings Ltd.	469,462	0.1
43,037		Healthscope Ltd.	71,470	0.0
22,481		Incitec Pivot Ltd.	65,703	0.0
20,628		Insurance Australia Group Ltd.	90,277	0.0
9,509		IOOF Holdings Ltd.	65,680	0.0
37,301		Lend Lease Corp., Ltd.	398,866	0.1
16,820		Macquarie Atlas Roads Group	64,048	0.0
5,982		Macquarie Group Ltd.	384,136	0.1
2,503		Magellan Financial Group Ltd.	44,652	0.0
221,987		Medibank Pvt Ltd.	454,924	0.1
125,100	@	Metcash Ltd.	200,028	0.1
1,044,399		Mirvac Group	1,608,763	0.5
7,143		National Australia Bank Ltd.	164,261	0.1
2,854		Newcrest Mining Ltd.	46,803	0.0
8,615		Oil Search Ltd.	44,992	0.0
116,446		Orora Ltd.	251,957	0.1
3,181		Perpetual Ltd.	112,958	0.0
22,933		Qantas Airways Ltd.	59,278	0.0
3,741		Ramsay Health Care Ltd.	189,613	0.1
2,183		REA Group Ltd.	87,151	0.0
3,569		Rio Tinto Ltd.	181,053	0.1
376,638		Scentre Group	1,256,804	0.4
16,404		Seek Ltd.	179,797	0.1
114,696		Shopping Centres Australasia Property Group	188,753	0.1
16,386		Sonic Healthcare Ltd.	258,428	0.1
31,971		Star Entertainment Grp Ltd.	115,818	0.0
362,624		Stockland	1,196,626	0.4
3,642		Suncorp Group Ltd.	36,008	0.0
16,538		Sydney Airport	73,390	0.0
144,199		Tabcorp Holdings Ltd.	518,285	0.2
47,514		Tatts Group Ltd.	156,425	0.1
57,622		Telstra Corp., Ltd.	218,619	0.1
6,783		TPG Telecom Ltd.	33,322	0.0
13,453		Transurban Group - Stapled Security	104,100	0.0
8,004		Treasury Wine Estates Ltd.	70,611	0.0
187,073		Vicinity Centres	405,919	0.1
22,057		Wesfarmers Ltd.	673,821	0.2
164,986		Westfield Corp.	1,099,853	0.3
22,012		Westpac Banking Corp.	529,904	0.2
24,057		Woodside Petroleum Ltd.	576,803	0.2
18,413		Woolworths Ltd.	343,629	0.1
			26,299,542	8.2

		Austria: 0.2%
2,009		Andritz AG	108,587	0.1
4,436		BUWOG AG	105,854	0.0
2,554		Oesterreichische Post AG	92,392	0.0
14,559		UNIQA Insurance Group AG	120,066	0.1
1,777		Voestalpine AG	75,351	0.0
			502,250	0.2

		Belgium: 0.9%
320		Ackermans & van Haaren NV	43,639	0.0
15,830		Ageas	677,805	0.2
4,864		Anheuser-Busch InBev SA/NV	507,892	0.2
3,966		Proximus SADP	113,903	0.0
19,470		bpost SA	470,993	0.2
5,616		Colruyt S.A.	274,855	0.1
3,959		Groupe Bruxelles Lambert S.A.	337,399	0.1
1,028		Sofina SA	139,654	0.0
364		Solvay S.A.	42,679	0.0
457		UCB S.A.	31,565	0.0
7,018		Umicore	393,112	0.1
			3,033,496	0.9

		Brazil: 0.1%
31,900		Banco do Brasil S.A.	314,941	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Brazil: (continued)
26,600		Qualicorp SA	$173,979	0.0
			488,920	0.1

		Canada: 8.7%
2,867		Agrium, Inc.	295,282	0.1
7,736		Alimentation Couche-Tard, Inc.	354,385	0.1
2,906		ARC Resources Ltd.	45,223	0.0
14,627		Bank of Montreal	1,106,425	0.3
15,943		Bank of Nova Scotia	952,721	0.3
5,630		BCE, Inc.	253,799	0.1
74,662	@	BlackBerry Ltd.	526,722	0.2
14,200		Brookfield Asset Management, Inc.	491,066	0.2
17,500		CAE, Inc.	248,530	0.1
6,695		Canadian Imperial Bank of Commerce - XNYS	570,414	0.2
12,700		Canadian Imperial Bank of Commerce - XTSE	1,081,489	0.3
8,087		Canadian National Railway Co. - CNI	562,208	0.2
10,235		Canadian National Railway Co. - CNR	711,357	0.2
8,850		Canadian Natural Resources Ltd.	267,557	0.1
2,300		Canadian Pacific Railway Ltd.	347,868	0.1
11,400		Canadian Tire Corp. Ltd.	1,212,408	0.4
7,592		Canadian Utilities Ltd.	216,106	0.1
8,800		Capital Power Corp.	166,904	0.1
6,800	@	Celestica, Inc.	94,429	0.0
2,500		Cenovus Energy, Inc.	34,121	0.0
19,186		Centerra Gold, Inc.	94,806	0.0
7,353	@	CGI Group, Inc.	353,566	0.1
10,033		CI Financial Corp.	209,720	0.1
187		Constellation Software, Inc./Canada	84,461	0.0
46,800		Crescent Point Energy Corp.	545,595	0.2
8,200		Dollarama, Inc.	621,026	0.2
3,791		Enbridge, Inc.	161,400	0.1
492		Fairfax Financial Holdings Ltd.	229,884	0.1
20,382		Fortis, Inc.	655,357	0.2
5,200		Genworth MI Canada, Inc.	130,395	0.0
7,740		George Weston Ltd.	660,123	0.2
5,100		Great-West Lifeco, Inc.	139,763	0.0
48,100	@	Husky Energy, Inc.	620,633	0.2
7,200		IGM Financial, Inc.	221,270	0.1
1,200		Imperial Oil Ltd.	39,451	0.0
4,960		Intact Financial Corp.	362,151	0.1
19,740		Inter Pipeline Ltd.	428,098	0.1
4,600		Intertape Polymer Group, Inc.	83,887	0.0
5,777		Loblaw Cos Ltd.	303,623	0.1
7,100		Magna International, Inc.	307,135	0.1
13,800		Manulife Financial Corp.	264,599	0.1
27,055		Metro Inc.	821,890	0.3
7,115		National Bank Of Canada	307,127	0.1
18,000		Open Text Corp.	616,115	0.2
4,592		Pembina Pipeline Corp.	142,462	0.0
38,600		Potash Corp. of Saskatchewan, Inc.	718,160	0.2
13,700		Power Corp. of Canada	321,430	0.1
6,000		Power Financial Corp.	155,896	0.0
7,900		Restaurant Brands International, Inc.	387,517	0.1
32,611		RioCan Real Estate Investment Trust	651,844	0.2
15,224		Rogers Communications, Inc.	660,438	0.2
23,500		Royal Bank of Canada	1,689,652	0.5
5,700		Russel Metals, Inc.	118,271	0.0
16,105		Saputo, Inc.	592,961	0.2
17,900		Shaw Communications, Inc. - Class B	386,131	0.1
1,328		SNC-Lavalin Group, Inc.	57,233	0.0
12,180		Sun Life Financial, Inc.	480,741	0.1
31,166		Suncor Energy, Inc.	966,655	0.3
22,654		TELUS Corp.	756,265	0.2
6,200		TFI International, Inc.	167,811	0.1
5,135		Thomson Reuters Corp.	230,182	0.1
18,677		Toronto-Dominion Bank	967,544	0.3
1,347	@	Tourmaline Oil Corp.	31,490	0.0
5,277		TransCanada Corp.	248,957	0.1
30,493		Veresen, Inc.	310,027	0.1
2,600		Waste Connections, Inc.	208,520	0.1
			28,051,276	8.7

		China: 2.8%
8,500		AAC Technologies Holdings, Inc.	87,292	0.0
1,461,000		Agricultural Bank of China Ltd.	610,292	0.2
5,917	@	Alibaba Group Holding Ltd. ADR	599,451	0.2
54,000		Anta Sports Products Ltd.	171,874	0.1
557	@	Baidu, Inc. ADR	97,514	0.0
104,000		Beijing Capital International Airport Co., Ltd.	100,612	0.0
13,000		BOC Hong Kong Holdings Ltd.	51,972	0.0
228,000		China Communications Services Corp., Ltd.	154,988	0.0
863,000		China Construction Bank	639,819	0.2
23,000		China Mengniu Diary Co., Ltd.	42,933	0.0
121,000		China Railway Construction Corp. Ltd.	167,888	0.1
96,000		China Resources Land Ltd.	237,461	0.1
68,000		China Resources Power Holdings Co.	116,789	0.0
213,000		China Shenhua Energy Co., Ltd.	450,135	0.1
262,000		Chongqing Rural Commercial Bank Co. Ltd.	159,540	0.0
225,000		Geely Automobile Holdings Ltd.	265,933	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
344,000		Great Wall Motor Co. Ltd.	$344,682	0.1
146,000		Guangzhou Automobile Group Co. Ltd.	199,117	0.1
160,400		Guangzhou R&F Properties Co., Ltd.	205,728	0.1
1,321,000		Industrial & Commercial Bank of China	807,640	0.2
131,500		Longfor Properties Co., Ltd.	189,318	0.1
162,000		Nine Dragons Paper Holdings Ltd.	186,452	0.1
770,000		PetroChina Co., Ltd.	611,712	0.2
122,000		PICC Property & Casualty Co., Ltd.	184,421	0.1
2,378	@	Sina Corp.	165,794	0.0
422,000		Sinopec Shanghai Petrochemical Co. Ltd.	261,308	0.1
95,200		Sinopharm Group Co.	435,056	0.1
281,000		Sun Art Retail Group Ltd.	283,213	0.1
30,000		Tencent Holdings Ltd.	784,361	0.2
114,000		Travelsky Technology Ltd.	256,068	0.1
141,000		Weichai Power Co. Ltd.	249,853	0.1
			9,119,216	2.8

		Denmark: 1.2%
52		AP Moller - Maersk A/S - Class A	83,255	0.0
80		AP Moller - Maersk A/S - Class B	134,090	0.0
1,581		Carlsberg A/S	143,029	0.1
2,226		Chr Hansen Holding A/S	135,884	0.1
1,546		Coloplast A/S	110,857	0.0
26,751		Danske Bank A/S	892,266	0.3
2,754	@	Dfds A/S	134,704	0.0
6,323		DSV A/S	307,485	0.1
12,822		ISS A/S	456,571	0.2
10,777		Novo Nordisk A/S	389,478	0.1
3,714		Novozymes A/S	144,772	0.1
458		Pandora A/S	60,020	0.0
2,670	@	Royal Unibrew A/S	101,281	0.0
9,348	@	TDC A/S	49,256	0.0
2,176		Tryg A/S	41,634	0.0
10,641		Vestas Wind Systems A/S	746,241	0.2
2,760	@	William Demant Holding A/S	51,679	0.0
			3,982,502	1.2

		Finland: 2.1%
8,113		Elisa OYJ	273,390	0.1
26,348		Fortum OYJ	420,377	0.1
3,919		Huhtamaki Oyj	143,883	0.0
5,395		Kesko OYJ	272,994	0.1
28,164		Kone OYJ	1,273,328	0.4
20,761		Metso OYJ	638,259	0.2
912		Neste Oyj	31,731	0.0
19,167		Nokian Renkaat OYJ	719,025	0.2
11,952		Orion Oyj	556,354	0.2
3,255		Sampo OYJ	150,735	0.1
74,040		Stora Enso OYJ (Euro Denominated Security)	840,224	0.3
51,964		UPM-Kymmene OYJ	1,178,545	0.4
2,437		Wartsila OYJ	122,385	0.0
15,759		YIT OYJ	125,049	0.0
			6,746,279	2.1

		France: 6.9%
476		Aeroports de Paris	52,821	0.0
2,517		Air Liquide SA	271,746	0.1
1,524		Arkema SA	150,514	0.1
1,980		Atos SE	210,662	0.1
42,585		AXA S.A.	1,046,628	0.3
457		BioMerieux	72,298	0.0
20,113		BNP Paribas	1,286,673	0.4
3,277		Bouygues	119,074	0.0
5,039		Bureau Veritas SA	98,682	0.0
617		Capgemini SA	50,235	0.0
5,631		Carrefour S.A.	137,753	0.1
1,894		Casino Guichard Perrachon S.A.	102,129	0.0
1,098	@	Christian Dior SE	235,704	0.1
4,395		Cie de Saint-Gobain	215,952	0.1
15,482		Cie Generale des Etablissements Michelin	1,663,279	0.5
15,300		CNP Assurances	287,532	0.1
1,844		Dassault Systemes SE	142,751	0.1
6,008		Edenred	130,991	0.0
1,436		Eiffage SA	103,234	0.0
61,583		Electricite de France SA	607,090	0.2
1,423		Essilor International SA	166,942	0.1
427		Euler Hermes SA	38,554	0.0
678		Fonciere Des Regions	56,515	0.0
18,011		Orange SA	279,612	0.1
69,303		Engie SA	829,737	0.3
4,288		Gecina S.A.	552,953	0.2
3,098		Danone	194,211	0.1
223		Hermes International	96,913	0.0
372		Ingenico Group SA	31,369	0.0
712		Ipsen SA	55,171	0.0
1,317		JC Decaux SA	42,161	0.0
1,953		Lagardere SCA	48,999	0.0
4,525		Legrand S.A.	262,819	0.1
901		L'Oreal S.A.	163,818	0.1
895		LVMH Moet Hennessy Louis Vuitton SE	180,364	0.1
471		Orpea	38,377	0.0
700		Pernod Ricard SA	81,882	0.0
36,673	@	Peugeot S.A.	682,511	0.2
546		Kering	129,971	0.0
6,303		Publicis Groupe	433,012	0.1
7,990		Renault S.A.	719,453	0.2
5,659		Rexel SA	98,699	0.0
1,018		Safran S.A.	69,007	0.0
19,711		Sanofi	1,584,309	0.5
523		Sartorius Stedim Biotech	31,648	0.0
4,051		Schneider Electric SE	289,867	0.1
1,462		SCOR SE	49,480	0.0
840	@	SEB SA	105,636	0.0
960		Societe BIC S.A.	125,522	0.0
19,618		Societe Generale	959,081	0.3
9,691		Sodexo SA	1,071,659	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
6,875		Suez	$104,140	0.0
2,841		Teleperformance	304,129	0.1
12,180		Thales S.A.	1,142,669	0.4
17,575		Total S.A.	889,215	0.3
2,280		Unibail-Rodamco SE	525,433	0.2
19,581		Valeo SA	1,196,790	0.4
8,867		Veolia Environnement	151,035	0.1
6,029		Vinci S.A.	422,614	0.1
48,589		Vivendi SA	890,936	0.3
			22,082,961	6.9

		Germany: 6.2%
5,874		Adidas AG	926,951	0.3
8,857		Allianz SE	1,505,383	0.5
23,123		BASF SE	2,232,163	0.7
5,316		Bayer AG	590,500	0.2
562		Bayerische Motoren Werke AG	51,317	0.0
1,857		Beiersdorf AG	164,751	0.1
2,250		Brenntag AG	130,899	0.0
848		Continental AG	166,008	0.1
9,703	#	Covestro AG	730,191	0.2
4,834		Daimler AG	363,552	0.1
6,599		Deutsche Lufthansa AG	88,154	0.0
53,467		Deutsche Post AG	1,794,632	0.6
30,181		Deutsche Telekom AG	528,382	0.2
18,847		Deutsche Wohnen AG	614,745	0.2
69,149		E.ON AG	532,663	0.2
28,071		Evonik Industries AG	911,240	0.3
937		Fielmann AG	65,502	0.0
6,059		Fraport AG Frankfurt Airport Services Worldwide	362,604	0.1
3,423		Fresenius SE & Co. KGaA	270,914	0.1
1,695		Fresenius Medical Care AG & Co. KGaA	138,355	0.0
1,034		Fuchs Petrolub SE	43,621	0.0
3,954		GEA Group AG	163,843	0.1
5,222		Hannover Rueck SE	575,204	0.2
1,543		HeidelbergCement AG	149,061	0.1
1,083		Hella KGaA Hueck & Co.	44,266	0.0
1,359		Henkel AG & Co. KGaA	143,406	0.0
3,894		Hochtief AG	555,096	0.2
5,367		Infineon Technologies AG	98,760	0.0
2,249		KION Group AG	137,064	0.0
10,854	@	Kloeckner & Co. SE	141,734	0.0
10,864		Lanxess	790,592	0.2
870		LEG Immobilien AG	68,430	0.0
1,807		Linde AG	293,864	0.1
459		MAN SE	47,586	0.0
574		Merck KGaA	63,331	0.0
21,128		Metro AG	723,020	0.2
2,011		MTU Aero Engines Holding AG	240,896	0.1
874		Muenchener Rueckversicherungs-Gesellschaft AG	164,581	0.1
1,191		Osram Licht AG	69,139	0.0
2,284		ProSiebenSat.1 Media SE	97,165	0.0
114		Rational AG	51,763	0.0
13,927	@	RWE AG	185,440	0.1
6,732		SAP SE	615,646	0.2
8,360		Siemens AG	1,081,442	0.3
10,064		Suedzucker AG	266,251	0.1
2,445		Symrise AG	147,220	0.0
5,021		Talanx AG	172,821	0.1
6,118		ThyssenKrupp AG	154,987	0.1
6,615		TUI AG	96,948	0.0
4,296	@	Uniper SE	61,201	0.0
1,436		United Internet AG	60,178	0.0
5,205		Vonovia SE	170,532	0.1
1,129		Wirecard AG	54,816	0.0
			19,898,810	6.2

		Hong Kong: 2.5%
52,400		AIA Group Ltd.	324,427	0.1
15,200		Bank of East Asia Ltd.	64,744	0.0
22,000		Cafe de Coral Holdings Ltd.	72,964	0.0
198,000		Champion REIT	106,941	0.0
8,000		Cheung Kong Infrastructure Holdings Ltd.	64,334	0.0
11,500		Cheung Kong Property Holdings Ltd.	75,588	0.0
16,500		CK Hutchison Holdings Ltd.	197,755	0.1
55,500		CLP Holdings Ltd.	541,713	0.2
88,000		First Pacific Co.	66,723	0.0
10,000		Great Eagle Holding Co.	45,483	0.0
15,000		Hang Lung Properties Ltd.	36,916	0.0
2,500		Hang Seng Bank Ltd.	50,957	0.0
31,000		Henderson Land Development Co., Ltd.	171,118	0.1
99,000		Hong Kong & China Gas	186,397	0.1
2,100		Hong Kong Exchanges and Clearing Ltd.	50,792	0.0
32,000		Power Assets Holdings Ltd.	306,620	0.1
37,300		Hongkong Land Holdings Ltd. - HKL	251,914	0.1
72,500		Hopewell Highway Infrastructure Ltd.	38,191	0.0
53,000		Hopewell Holdings	189,242	0.1
24,000		Hysan Development Co., Ltd.	109,379	0.0
3,500		Jardine Matheson Holdings Ltd.	215,863	0.1
4,200		Jardine Strategic Holdings Ltd.	160,067	0.1
29,000		Kerry Logistics Network Ltd.	37,408	0.0
33,000		Kerry Properties Ltd.	93,385	0.0
232,500		Link REIT	1,588,808	0.5
173,200		Man Wah Holdings Ltd.	110,775	0.0
27,500		MTR Corp.	139,704	0.0
248,000		New World Development Ltd.	286,141	0.1
119,000		NWS Holdings Ltd.	213,838	0.1
386,000		PCCW Ltd.	234,288	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
50,000		Shangri-La Asia Ltd.	$55,615	0.0
164,000		Sino Land Co.	270,985	0.1
19,000		Sun Hung Kai Properties Ltd.	261,460	0.1
17,500		Swire Pacific Ltd.	178,289	0.1
29,000		Swire Properties Ltd.	81,599	0.0
14,000		Techtronic Industries Co., Ltd.	48,421	0.0
11,200		Television Broadcasts Ltd.	43,016	0.0
7,900		Vtech Holdings Ltd.	98,062	0.0
74,500	#	WH Group Ltd.	56,586	0.0
23,000		Wharf Holdings Ltd.	172,461	0.1
25,000		Wheelock & Co., Ltd.	151,948	0.0
134,000		Yue Yuen Industrial Holdings	490,482	0.2
			7,941,399	2.5

		Hungary: 0.1%
11,703		Richter Gedeon Nyrt	252,051	0.1

		India: 0.3%
72,269		Hindalco Industries Ltd.	202,160	0.1
24,927		Hindustan Petroleum Corp. Ltd.	192,040	0.1
94,905		Power Finance Corp. Ltd.	182,023	0.0
72,172		Vedanta Ltd.	270,053	0.1
			846,276	0.3

		Indonesia: 0.2%
1,017,800		Astra International Tbk PT	606,767	0.2

		Ireland: 0.3%
2,816		DCC PLC	227,149	0.1
1,999		Glanbia Plc	33,772	0.0
15,912	@	Henderson Group PLC	43,919	0.0
18,298		James Hardie Industries SE	287,393	0.1
1,639		Kerry Group PLC - KYG	115,182	0.1
1,992		Paddy Power Betfair PLC	209,600	0.0
935	@	Ryanair Holdings PLC ADR	78,222	0.0
2,364		Smurfit Kappa Group PLC	61,887	0.0
			1,057,124	0.3

		Israel: 0.7%
7,458		Alony Hetz Properties & Investments Ltd.	60,006	0.0
11,641		Amot Investments Ltd.	49,117	0.0
920		Azrieli Group Ltd.	41,993	0.0
12,789		Bank Hapoalim BM	77,273	0.0
14,794	@	Bank Leumi Le-Israel BM	61,190	0.0
138,478		Bezeq Israeli Telecommunication Corp., Ltd.	241,912	0.1
7,683	@	Check Point Software Technologies	758,850	0.3
3,272		Elbit Systems Ltd.	360,576	0.1
798		Frutarom Industries Ltd.	42,163	0.0
905		Melisron Ltd.	41,464	0.0
3,108		Nice Ltd.	217,490	0.1
257		Paz Oil Co. Ltd.	39,789	0.0
2,276		Strauss Group Ltd.	36,629	0.0
3,475		Teva Phaemaceutical Industries Ltd.	114,423	0.1
			2,142,875	0.7

		Italy: 1.1%
15,623		Amplifon S.p.A.	158,626	0.1
2,080		Atlantia S.p.A	47,403	0.0
4,810		Davide Campari-Milano S.p.A.	48,248	0.0
42,394	#,@	Enav SpA	148,560	0.0
283,565		Enel S.p.A.	1,185,488	0.4
1,710		Ferrari NV	106,596	0.0
57,799		Iren SpA	93,841	0.1
91,972	#	Poste Italiane SpA	578,765	0.2
30,728		Prysmian S.p.A.	799,331	0.2
2,685		Recordati S.p.A.	76,259	0.0
50,168		Snam SpA	190,946	0.1
26,552		Terna Rete Elettrica Nazionale SpA	116,453	0.0
			3,550,516	1.1

		Japan: 16.5%
11,600		Adastria Co. Ltd.	311,292	0.1
6,700		Aeon Co., Ltd.	96,834	0.0
1,100		Ain Pharmaciez, Inc.	80,634	0.0
3,700		Air Water, Inc.	68,508	0.0
7,700		Aisin Seiki Co., Ltd.	352,232	0.1
9,300		Ajinomoto Co., Inc.	183,559	0.1
29,800		Alfresa Holdings Corp.	490,519	0.2
23,000		ANA Holdings, Inc.	68,317	0.0
8,000		Amada Holdings Co., Ltd.	94,029	0.0
6,000		Amano Corp.	114,876	0.0
102,000		Aozora Bank Ltd.	371,481	0.1
68,000		Asahi Glass Co., Ltd.	505,215	0.2
1,800		Asahi Group Holdings, Ltd.	63,341	0.0
27,000		Asahi Kasei Corp.	251,817	0.1
51,400		Astellas Pharma, Inc.	689,879	0.2
3,800		BML, Inc.	91,708	0.0
6,500		Bridgestone Corp.	238,393	0.1
1,100		Calbee, Inc.	35,808	0.0
2,300		Canon Marketing Japan, Inc.	43,900	0.0
9,000		Canon, Inc.	266,278	0.1
1,200		Central Japan Railway Co.	193,904	0.1
6,000		Chiyoda Corp.	40,385	0.0
3,800		Chubu Electric Power Co., Inc.	50,732	0.0
13,400		Coca-Cola West Co., Ltd.	388,955	0.1
12,000		COMSYS Holdings Corp.	220,589	0.1
31,900		Concordia Financial Group Ltd.	168,254	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
200	Cosmos Pharmaceutical Corp.	$36,933	0.0
19,200	Credit Saison Co., Ltd.	349,823	0.1
12,000	Dai Nippon Printing Co., Ltd.	122,083	0.1
5,500	Daicel Corp.	60,820	0.0
8,000	Daido Steel Co., Ltd.	36,329	0.0
10,600	Daiichi Sankyo Co., Ltd.	237,155	0.1
2,100	Daikin Industries Ltd.	208,451	0.1
2,400	Sumitomo Dainippon Pharma Co. Ltd.	40,713	0.0
5,300	Daito Trust Construction Co., Ltd.	740,936	0.2
4,400	Daiwa House Industry Co., Ltd.	119,162	0.0
68,000	Daiwa Securities Group, Inc.	433,587	0.1
77,000	Denka Co., Ltd.	378,985	0.1
1,900	Denso Corp.	82,279	0.0
1,200	DIC Corp.	37,161	0.0
700	Disco Corp.	89,379	0.0
2,100	East Japan Railway Co.	190,170	0.1
17,000	EDION Corp.	163,195	0.1
2,800	FamilyMart UNY Holdings Co., Ltd.	177,406	0.1
1,100	Fanuc Ltd.	215,959	0.1
13,000	Fuji Electric Holdings Co., Ltd.	77,018	0.0
17,200	Fuji Heavy Industries Ltd.	688,277	0.2
14,600	Fuji Film Holdings Corp.	565,389	0.2
6,500	Fujikura Ltd.	41,157	0.0
2,000	Fujitsu General Ltd.	39,344	0.0
83,000	Fujitsu Ltd.	482,392	0.2
2,100	Furukawa Electric Co., Ltd.	71,254	0.0
2,100	Glory Ltd.	65,608	0.0
15,000	Hakuhodo DY Holdings, Inc.	184,552	0.1
2,000	Hamamatsu Photonics KK	57,759	0.0
3,600	Hankyu Hanshin Holdings, Inc.	122,148	0.1
27,000	Hanwa Co., Ltd.	184,157	0.1
39,200	Hazama Ando Corp.	273,533	0.1
1,700	Heiwa Corp.	40,986	0.0
3,700	Heiwado Co., Ltd.	85,263	0.0
4,500	Hino Motors Ltd.	47,477	0.0
600	Hirose Electric Co., Ltd.	78,107	0.0
2,100	Hisamitsu Pharmaceutical Co., Inc.	109,622	0.0
8,500	Hitachi Chemical Co., Ltd.	241,324	0.1
2,500	Hitachi Construction Machinery Co., Ltd.	57,494	0.0
1,800	Hitachi High-Technologies Corp.	77,101	0.0
128,000	Hitachi Ltd.	732,858	0.2
9,300	Hitachi Transport System Ltd.	189,805	0.1
32,300	Honda Motor Co., Ltd.	961,212	0.3
700	Hoshizaki Corp.	57,044	0.0
4,200	House Foods Group, Inc.	90,127	0.0
6,200	Hoya Corp.	270,239	0.1
14,900	Idemitsu Kosan Co., Ltd.	460,730	0.2
18,000	Iida Group Holdings Co. Ltd.	336,874	0.1
9,700	Isuzu Motors Ltd.	130,154	0.1
14,400	TIS, Inc.	326,280	0.1
2,900	Ito En Ltd.	96,372	0.0
11,300	Itochu Corp.	155,668	0.1
11,700	Japan Airlines Co. Ltd.	372,565	0.1
8,400	Japan Tobacco, Inc.	270,947	0.1
4,300	JSR Corp.	73,699	0.0
22,000	JTEKT Corp.	361,319	0.1
130,500	JX Holdings, Inc.	615,435	0.2
15,000	Kajima Corp.	104,548	0.0
8,000	Kamigumi Co., Ltd.	77,766	0.0
5,000	Kandenko Co., Ltd.	46,452	0.0
9,000	Kaneka Corp.	77,546	0.0
6,100	Kansai Paint Co., Ltd.	118,498	0.0
5,100	Kao Corp.	252,372	0.1
17,100	KDDI Corp.	459,449	0.2
6,000	Keihan Holdings Co., Ltd.	39,966	0.0
8,400	Keihin Corp.	148,655	0.1
7,000	Keio Corp.	57,537	0.0
1,800	Keisei Electric Railway Co., Ltd.	42,617	0.0
3,700	Kewpie Corp.	92,489	0.0
900	Keyence Corp.	349,531	0.1
2,000	Kikkoman Corp.	62,963	0.0
16,500	Kinden Corp.	209,570	0.1
17,000	Kintetsu Group Holdings Co., Ltd.	65,352	0.0
7,300	Kirin Holdings Co., Ltd.	119,616	0.0
4,400	Kissei Pharmaceutical Co., Ltd.	107,943	0.0
1,200	Kobayashi Pharmaceutical Co., Ltd.	53,481	0.0
3,000	Koito Manufacturing Co., Ltd.	159,137	0.1
16,000	Komatsu Ltd.	378,858	0.1
3,300	Konami Holdings Corp.	131,965	0.1
36,200	Konica Minolta, Inc.	374,997	0.1
25,200	Kuraray Co., Ltd.	399,420	0.1
3,200	Kurita Water Industries, Ltd.	75,910	0.0
2,500	Kyocera Corp.	130,152	0.1
2,200	Kyorin Co., Ltd.	48,267	0.0
1,800	Lawson, Inc.	131,387	0.1
9,000	Lion Corp.	156,539	0.1
13,000	Maeda Road Construction Co., Ltd.	224,715	0.1
1,000	Makita Corp.	69,457	0.0
89,400	Marubeni Corp.	543,949	0.2
3,200	Maruichi Steel Tube Ltd.	107,305	0.0
8,400	Matsumotokiyoshi Holdings Co., Ltd.	417,616	0.1
26,300	Mazda Motor Corp.	387,034	0.1
21,900	Medipal Holdings Corp.	354,944	0.1
14,100	Megmilk Snow Brand Co., Ltd.	370,077	0.1
2,600	MEIJI Holdings Co., Ltd.	201,387	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
6,800	Misumi Group, Inc.	$127,050	0.1
36,300	Mitsubishi Corp.	820,020	0.3
26,700	Mitsubishi Electric Corp.	406,338	0.1
10,000	Mitsubishi Heavy Industries Ltd.	44,922	0.0
100,100	Mitsubishi UFJ Financial Group, Inc.	640,993	0.2
65,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	348,612	0.1
79,300	Mitsubishi Chemical Holdings Corp.	553,114	0.2
12,700	Mitsubishi Gas Chemical Co., Inc.	243,590	0.1
2,800	Mitsubishi Tanabe Pharma Corp.	56,160	0.0
49,500	Mitsui & Co., Ltd.	726,456	0.2
11,000	Mitsui Chemicals, Inc.	51,728	0.0
15,700	MS&AD Insurance Group Holdings, Inc.	525,220	0.2
4,600	Miura Co., Ltd.	72,934	0.0
433,400	Mizuho Financial Group, Inc.	804,212	0.3
300	Murata Manufacturing Co., Ltd.	40,405	0.0
2,200	Nabtesco Corp.	57,378	0.0
3,400	Nagase & Co., Ltd.	46,595	0.0
28,000	Nagoya Railroad Co., Ltd.	137,836	0.1
3,400	Namco Bandai Holdings, Inc.	93,639	0.0
144,000	NEC Corp.	332,352	0.1
18,500	Nichirei Corp.	376,553	0.1
1,300	Nidec Corp.	122,062	0.1
2,200	Nifco, Inc.	110,770	0.0
2,200	Nihon Kohden Corp.	50,481	0.0
6,100	Nikon Corp.	98,449	0.0
9,000	Nippo Corp.	170,145	0.1
9,000	Nippon Express Co., Ltd.	47,611	0.0
4,000	Nippon Kayaku Co., Ltd.	52,278	0.0
3,000	NH Foods Ltd.	81,647	0.0
1,200	Nippon Paint Holdings Co., Ltd.	35,004	0.0
5,100	Nippon Steel & Sumitomo Metal Corp.	123,204	0.1
16,400	Nippon Telegraph & Telephone Corp.	724,426	0.2
3,300	Nissan Chemical Industries Ltd.	117,830	0.0
5,400	Nissan Motor Co., Ltd.	53,423	0.0
8,100	Nisshin Seifun Group, Inc.	123,221	0.1
2,000	Nissin Food Products Co., Ltd.	105,547	0.0
1,600	Nitori Co., Ltd.	179,315	0.1
1,700	Nitto Denko Corp.	134,515	0.1
2,000	Sompo Holdings, Inc.	72,420	0.0
12,700	NOK Corp.	258,092	0.1
93,000	Nomura Holdings, Inc.	576,494	0.2
900	NTT Data Corp.	45,357	0.0
14,400	NTT DoCoMo, Inc.	344,305	0.1
54,100	Obayashi Corp.	515,367	0.2
1,200	Obic Co., Ltd.	57,598	0.0
2,500	Odakyu Electric Railway Co., Ltd.	49,511	0.0
1,900	Omron Corp.	77,955	0.0
1,700	Oriental Land Co., Ltd.	93,159	0.0
39,800	ORIX Corp.	600,472	0.2
74,000	Osaka Gas Co., Ltd.	277,383	0.1
1,000	Otsuka Holdings Co. Ltd.	46,068	0.0
3,900	Park24 Co., Ltd.	107,643	0.0
400	Pola Orbis Holdings, Inc.	38,001	0.0
4,800	Recruit Holdings Co. Ltd.	210,123	0.1
300	Relo Holdings, Inc.	44,098	0.0
64,600	Rengo Co., Ltd.	394,518	0.1
84,200	Resona Holdings, Inc.	455,865	0.2
1,300	Rinnai Corp.	110,477	0.0
200	Ryohin Keikaku Co., Ltd.	37,492	0.0
3,200	Santen Pharmaceutical Co., Ltd.	40,211	0.0
8,000	Sanwa Holdings Corp.	74,467	0.0
12,400	Sapporo Holdings Ltd.	322,506	0.1
7,500	SBI Holdings, Inc.	103,528	0.0
3,500	Secom Co., Ltd.	253,111	0.1
16,600	Sekisui Chemical Co., Ltd.	270,871	0.1
4,100	Seven & I Holdings Co., Ltd.	163,706	0.1
2,600	Shimachu Co., Ltd.	63,603	0.0
5,200	Shimadzu Corp.	87,755	0.0
1,300	Shimamura Co., Ltd.	170,388	0.1
600	Shimano, Inc.	94,613	0.0
6,000	Shimizu Corp.	55,148	0.0
6,800	Shin-Etsu Chemical Co., Ltd.	586,640	0.2
2,300	Shionogi & Co., Ltd.	110,773	0.0
6,700	Ship Healthcare Holdings, Inc.	178,199	0.1
5,500	Shiseido Co., Ltd.	153,720	0.1
26,100	SKY Perfect JSAT Holdings, Inc.	117,455	0.0
500	SMC Corp.	136,489	0.1
6,500	SoftBank Group Corp.	500,759	0.2
142,600	Sojitz Corp.	367,540	0.1
6,500	Sony Corp.	196,805	0.1
3,100	Stanley Electric Co., Ltd.	87,334	0.0
1,200	Sugi Holdings Co., Ltd.	55,846	0.0
59,900	Sumitomo Corp.	750,893	0.2
9,400	Sumitomo Electric Industries Ltd.	136,778	0.1
22,700	Sumitomo Mitsui Financial Group, Inc.	890,567	0.3
12,200	Sumitomo Mitsui Trust Holdings, Inc.	454,735	0.2
18,000	Sumitomo Osaka Cement Co., Ltd.	72,481	0.0
2,500	Sumitomo Rubber Industries, Inc.	39,047	0.0
4,100	Sundrug Co., Ltd.	282,740	0.1
10,400	Suzuken Co., Ltd.	343,355	0.1
18,100	Suzuki Motor Corp.	698,531	0.2
600	Sysmex Corp.	36,048	0.0
26,000	Taisei Corp.	184,693	0.1
800	Taisho Pharmaceutical Holdings Co. Ltd.	67,621	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
5,000		Takashimaya Co., Ltd.	$43,060	0.0
1,000		TDK Corp.	71,876	0.0
4,100		Teijin Ltd.	86,538	0.0
2,500		Terumo Corp.	92,485	0.0
16,000		Tobu Railway Co., Ltd.	81,204	0.0
3,400		Toho Co., Ltd.	98,053	0.0
62,000		Toho Gas Co., Ltd.	463,807	0.2
9,400		Toho Holdings Co., Ltd.	202,800	0.1
1,700		Tokio Marine Holdings, Inc.	70,880	0.0
1,700		Tokyo Electron Ltd.	176,094	0.1
24,000		Tokyo Gas Co., Ltd.	106,509	0.0
8,000		Tokyu Corp.	58,919	0.0
7,000		TonenGeneral Sekiyu KK	82,321	0.0
16,000		Toppan Printing Co., Ltd.	157,055	0.1
34,000		Toray Industries, Inc.	294,403	0.1
6,000		Tosoh Corp.	45,332	0.0
3,700		Toto Ltd.	149,022	0.1
1,900		Toyo Seikan Group Holdings, Ltd.	35,043	0.0
12,200		Toyo Suisan Kaisha Ltd.	435,313	0.1
3,000		Toyoda Gosei Co., Ltd.	72,266	0.0
1,600		Toyota Boshoku Corp.	35,474	0.0
900		Toyota Industries Corp.	43,434	0.0
26,600		Toyota Motor Corp.	1,546,866	0.5
3,600		Toyota Tsusho Corp.	99,022	0.0
8,500		TS Tech Co., Ltd.	216,931	0.1
9,700		Tsumura & Co.	282,661	0.1
1,100		Tsuruha Holdings, Inc.	103,402	0.0
22,000		Ube Industries Ltd.	52,896	0.0
4,200		Unicharm Corp.	94,593	0.0
2,600		USS Co., Ltd.	45,633	0.0
2,900		Valor Holdings Co., Ltd.	75,354	0.0
1,800		West Japan Railway Co.	117,275	0.0
4,900		Yamaha Corp.	149,672	0.1
2,600		Azbil Corp.	78,390	0.0
4,800		Yamato Holdings Co., Ltd.	96,736	0.0
2,000		Yamato Kogyo Co., Ltd.	59,803	0.0
2,600		Yamazaki Baking Co., Ltd.	52,288	0.0
4,300		Yaskawa Electric Corp.	77,537	0.0
6,400		Yokogawa Electric Corp.	102,272	0.0
5,300		Zensho Holdings Co., Ltd.	90,990	0.0
4,000		Zeon Corp.	45,901	0.0
			53,130,221	16.5

		Luxembourg: 0.1%
1,241		RTL Group SA	94,810	0.1
2,021		SES S.A. - Luxembourg	39,298	0.0
3,197		Tenaris S.A.	56,002	0.0
			190,110	0.1

		Macau: 0.1%
378,000		SJM Holdings Ltd.	300,343	0.1

		Malaysia: 0.1%
494,400		AirAsia BHD	284,619	0.1

		Mexico: 0.1%
3,219		Coca-Cola Femsa SA de CV ADR	199,642	0.1

		Netherlands: 2.6%
4,923		Akzo Nobel NV	334,103	0.1
2,260		ASML Holding NV	274,419	0.1
2,318		Airbus Group SE	157,127	0.1
848		Gemalto NV	49,282	0.0
1,178	#	GrandVision NV	28,091	0.0
3,308		Heineken Holding NV	232,382	0.1
957		Heineken NV	71,574	0.0
8,267		ING Groep NV	118,764	0.1
1,614		Koninklijke DSM NV	102,894	0.0
12,703		Koninklijke KPN NV	36,597	0.0
8,379		Koninklijke Philips NV	245,862	0.1
77,307		Koninklijke Ahold Delhaize NV	1,646,938	0.5
1,758		Boskalis Westminster NV	65,043	0.0
1,504		Koninklijke Vopak NV	64,605	0.0
21,045		NN Group NV	745,330	0.2
4,433	#,@	Philips Lighting NV	114,037	0.0
1,035		Randstad Holdings NV	60,216	0.0
42,396		Relx NV	716,103	0.2
41,330		Royal Dutch Shell PLC - Class A	1,120,943	0.4
34,516		Royal Dutch Shell PLC - Class B	974,888	0.3
25,699		Unilever NV	1,042,403	0.3
6,984		Wolters Kluwer NV	267,082	0.1
			8,468,683	2.6

		New Zealand: 1.0%
37,143		Air New Zealand Ltd.	57,229	0.0
11,594		Auckland International Airport Ltd.	58,155	0.0
18,061		Contact Energy Ltd.	63,291	0.0
31,089		Fisher & Paykel Healthcare Corp.	198,245	0.1
147,694		Fletcher Building Ltd.	1,137,900	0.4
264,927		Kiwi Property Group Ltd.	280,835	0.1
25,997		Mercury NZ Ltd.	58,584	0.0
28,984		Meridian Energy Ltd.	56,000	0.0
31,157		Ryman Healthcare Ltd.	199,150	0.1
36,520		Sky City Entertainment Group Ltd.	101,223	0.0
32,525		Sky Network Television Ltd.	110,722	0.0
327,136		Spark New Zealand Ltd.	842,925	0.3
15,481		Vector Ltd.	36,496	0.0
			3,200,755	1.0

		Norway: 0.6%
213,633		Norsk Hydro ASA	1,218,633	0.4
20,423		Orkla ASA	190,543	0.1
2,390		Statoil ASA	44,567	0.0
10,329		Telenor ASA	163,740	0.0
6,793		Yara International ASA	286,431	0.1
			1,903,914	0.6

		Peru: 0.2%
3,759		Credicorp Ltd.	615,273	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: 0.1%
166,300	Polskie Gornictwo Naftowe I Gazownictwo SA	$228,373	0.1

	Portugal: 0.5%
256,843	EDP - Energias de Portugal SA	746,934	0.3
5,189	Galp Energia SGPS SA	76,456	0.0
38,130	Jeronimo Martins SGPS SA	645,377	0.2
		1,468,767	0.5

	Russia: 0.2%
107,182	Gazprom PJSC ADR	531,803	0.2
2,841	LUKOIL PJSC ADR	160,104	0.0
		691,907	0.2

	Singapore: 1.9%
70,500	Ascendas Real Estate Investment Trust	123,097	0.0
117,900	CapitaLand Commercial Trust	127,730	0.0
60,800	CapitaLand Ltd.	141,892	0.1
186,700	CapitaLand Mall Trust	256,546	0.1
20,100	City Developments Ltd.	131,936	0.0
138,800	ComfortDelgro Corp., Ltd.	237,514	0.1
69,600	DBS Group Holdings Ltd.	940,990	0.3
64,400	Genting Singapore PLC	44,419	0.0
61,600	Global Logistic Properties Ltd.	113,528	0.0
78,900	Hutchison Port Holdings Trust	33,558	0.0
11,600	Jardine Cycle & Carriage Ltd.	340,151	0.1
19,300	Keppel Corp., Ltd.	84,690	0.0
74,400	Mapletree Industrial Trust	86,840	0.0
127,000	Mapletree Logistics Trust	94,771	0.0
21,100	MobileOne Ltd.	30,069	0.0
15,800	Oversea-Chinese Banking Corp., Ltd.	105,380	0.0
147,500	Singapore Airport Terminal Services Ltd.	552,595	0.2
59,400	Singapore Airlines Ltd.	418,356	0.1
35,100	Singapore Exchange Ltd.	184,627	0.1
55,400	Singapore Press Holdings Ltd.	135,853	0.1
101,200	Singapore Telecommunications Ltd.	278,239	0.1
66,100	Singapore Technologies Engineering Ltd.	154,908	0.1
56,000	StarHub Ltd.	117,905	0.0
136,800	Suntec Real Estate Investment Trust	168,128	0.1
4,600	United Overseas Bank Ltd.	68,411	0.0
13,300	United Overseas Land Ltd.	60,237	0.0
59,900	Venture Corp. Ltd.	433,321	0.1
282,900	Wilmar International Ltd.	778,544	0.3
		6,244,235	1.9

	South Africa: 0.8%
35,255	Barclays Africa Group Ltd.	415,213	0.1
5,964	Imperial Holdings Ltd.	74,047	0.0
1,210	Naspers Ltd.	192,768	0.1
13,691	Nedbank Group Ltd.	236,156	0.1
16,627	Sanlam Ltd.	80,323	0.0
75,061	Sappi Ltd.	482,628	0.2
205,802	Sibanye Gold Ltd.	465,306	0.2
43,510	Standard Bank Group Ltd.	465,283	0.1
14,546	Telkom SA Ltd.	79,716	0.0
		2,491,440	0.8

	South Korea: 4.2%
174	CJ CheilJedang Corp.	53,144	0.0
6,400	Dongbu Insurance Co., Ltd.	326,089	0.1
1,262	GS Holdings Corp.	55,569	0.0
1,589	Hana Financial Group, Inc.	47,115	0.0
2,696	Hankook Tire Co. Ltd.	131,563	0.1
1,405	Hanwha Corp.	42,636	0.0
1,868	Lotte Chemical Corp.	605,341	0.2
27,986	SK Hynix, Inc.	1,292,503	0.4
358	Hyosung Corp.	41,734	0.0
13,263	Hyundai Development Co-Engineering & Construction	499,048	0.2
12,909	Hyundai Engineering & Construction Co. Ltd.	462,091	0.2
1,230	Hyundai Marine & Fire Insurance Co., Ltd.	31,878	0.0
4,183	Hyundai Mobis Co. Ltd.	870,215	0.3
357	Hyundai Motor Co.	42,979	0.0
935	Hyundai Steel Co.	46,889	0.0
43,738	Industrial Bank Of Korea	477,766	0.2
1,972	Kangwon Land, Inc.	55,490	0.0
2,709	KB Financial Group, Inc.	109,621	0.0
3,062	Kia Motors Corp.	95,971	0.0
9,156	Korea Electric Power Corp.	335,320	0.1
96	Korea Zinc Co., Ltd.	40,599	0.0
1,698	KT Corp.	42,973	0.0
5,405	KT&G Corp.	468,204	0.2
421	LG Chem Ltd.	94,934	0.0
2,912	LG Corp.	148,575	0.1
28,358	LG Display Co., Ltd.	748,132	0.2
4,004	LG Electronics, Inc.	191,351	0.1
45	LG Household & Health Care Ltd.	34,028	0.0
5,377	LG Uplus Corp.	52,815	0.0
768	LS Corp.	41,515	0.0
524	Mando Corp.	112,759	0.1
75	NAVER Corp.	48,991	0.0
5,779	POSCO	1,350,698	0.4
9,062	Posco Daewoo Corp.	198,844	0.1
803	S-1 Corp.	58,267	0.0
1,556	Samsung Electronics Co., Ltd.	2,646,408	0.8

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
344		Samsung Fire & Marine Insurance Co. Ltd.	$79,699	0.0
501		Samsung Life Insurance Co. Ltd.	47,870	0.0
717		Samsung SDI Co., Ltd.	71,253	0.0
2,279		Shinhan Financial Group Co., Ltd.	90,071	0.0
2,893		SK Innovation Co. Ltd.	391,915	0.1
32,616		SK Networks Co. Ltd.	185,775	0.1
581		SK Telecom Co., Ltd.	111,382	0.1
1,266		S-Oil Corp.	88,421	0.0
1,038		Coway Co., Ltd.	78,056	0.0
31,877		Woori Bank	359,853	0.1
194		Yuhan Corp.	31,434	0.0
			13,437,784	4.2

		Spain: 2.2%
28,463		Abertis Infraestructuras S.A.	407,868	0.1
22,385		ACS Actividades de Construccion y Servicios S.A.	689,919	0.2
658	#	Aena SA	95,692	0.0
24,194		Amadeus IT Group SA	1,119,241	0.4
66,282		Banco Santander SA	370,311	0.1
3,436		Cia de Distribucion Integral Logista Holdings SA	83,055	0.0
5,038		CIE Automotive SA	93,730	0.0
39,478		Distribuidora Internacional de Alimentacion SA	208,950	0.1
6,923		Enagas	170,025	0.1
37,698		Endesa S.A.	777,432	0.2
2,254		Ferrovial SA	40,916	0.0
42,912		Gas Natural SDG S.A.	827,777	0.3
2,186		Grifols SA	46,929	0.0
40,173		Iberdrola S.A.	253,740	0.1
2,490		Industria de Diseno Textil SA	82,358	0.0
193,795		Mapfre SA	587,600	0.2
2,965		Mediaset Espana Comunicacion SA	36,290	0.0
12,007		Red Electrica Corp. SA	214,711	0.1
50,477		Repsol SA	748,158	0.2
33,264		Telefonica S.A.	321,834	0.1
4,558		Zardoya Otis SA	38,474	0.0
			7,215,010	2.2

		Sweden: 4.4%
17,091		Alfa Laval AB	319,537	0.1
19,284		Assa Abloy AB	364,901	0.1
40,434		Atlas Copco AB - A	1,296,789	0.4
7,282		Atlas Copco AB - B	211,189	0.1
12,788	@	Axfood AB	210,269	0.1
15,882	@	Billerud AB	264,596	0.1
32,683		Boliden AB	953,441	0.3
32,551		Electrolux AB	865,567	0.3
44,841		Telefonaktiebolaget LM Ericsson	265,384	0.1
10,079	@	Fastighets AB Balder	206,295	0.1
2,309		Getinge AB	37,302	0.0
10,397		ICA Gruppen AB	339,761	0.1
7,874		Hennes & Mauritz AB	225,291	0.1
3,437		Hexagon AB	135,956	0.0
3,619	@	Holmen AB	132,414	0.0
54,232	@	Husqvarna AB - B Shares	454,211	0.1
2,473	@	Industrivarden AB	51,022	0.0
2,292		Investment AB Latour	87,893	0.0
10,250		Investor AB	409,142	0.1
3,405	@	Lundbergforetagen AB	219,086	0.1
1,447		Melker Schorling AB	90,346	0.0
7,300	@	Mycronic AB	83,249	0.0
3,999		Nordea Bank AB	48,277	0.0
11,049	@	Peab AB	90,524	0.0
78,562		Sandvik AB	1,060,478	0.3
32,864		Securitas AB	523,305	0.2
3,880		Skandinaviska Enskilda Banken AB	43,583	0.0
69,048		Skanska AB	1,688,232	0.5
46,629		SKF AB - B Shares	938,261	0.3
10,633		Svenska Cellulosa AB SCA	319,964	0.1
1,699		Swedbank AB	42,959	0.0
27,683		Swedish Match AB	901,268	0.3
25,842		Tele2 AB	227,840	0.1
42,247		Telia Co. AB	171,372	0.1
12,356	@	Trelleborg AB	256,333	0.1
40,137		Volvo AB - B Shares	513,664	0.2
			14,049,701	4.4

		Switzerland: 6.9%
76,036		ABB Ltd.	1,812,002	0.6
2,960		Actelion Ltd. - Reg	772,834	0.2
1,905		Adecco Group AG	136,312	0.1
566		Baloise Holding AG	72,880	0.0
48		Barry Callebaut AG	59,394	0.0
2,178	@	Cembra Money Bank AG	164,448	0.1
1,705		Cie Financiere Richemont SA	132,785	0.0
5,319		Clariant AG	99,685	0.0
22,192		Coca-Cola HBC AG	507,269	0.2
2,994		DKSH Holding AG	221,358	0.1
151		Emmi AG	94,663	0.0
250	@	EMS-Chemie Holding AG	129,051	0.0
656	@	Flughafen Zuerich AG	129,009	0.0
88		Galenica AG	96,483	0.0
951		Geberit AG - Reg	406,448	0.1
300		Givaudan	540,852	0.2
252,856	@	Glencore PLC	1,047,254	0.3
2,742		Kuehne & Nagel International AG	375,182	0.1
1		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	64,859	0.0
9	@	Chocoladefabriken Lindt & Sprungli AG - PC - LISP	49,953	0.0
4,824		Lonza Group AG	886,262	0.3
33,957		Nestle S.A.	2,487,844	0.8
19,445		Novartis AG	1,435,576	0.5
6,298	@	Oriflame Holding AG	191,171	0.1
1,421	@	Pargesa Holding SA	94,657	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
633	@	Partners Group	$319,898	0.1
742		PSP Swiss Property AG	66,765	0.0
6,402		Roche Holding AG	1,516,944	0.5
5,251	@	Schindler Holding AG - Part Cert	1,000,931	0.3
784		Schindler Holding AG - Reg	147,688	0.1
189		SGS S.A.	401,017	0.1
84		Sika AG	441,441	0.1
1,747		Sonova Holding AG - Reg	231,312	0.1
49,442		STMicroelectronics NV	652,290	0.2
256		Straumann Holding AG	103,313	0.0
1,667		Sulzer AG	188,668	0.1
212		Swatch Group AG - BR	75,134	0.0
2,483		Swiss Life Holding AG	753,808	0.2
1,843	@	Swiss Prime Site AG	153,528	0.1
13,664		Swiss Re Ltd.	1,276,882	0.4
586		Swisscom AG	258,512	0.1
603		Syngenta AG	256,283	0.1
72,955		UBS Group AG	1,185,616	0.4
17,699		Wolseley PLC	1,096,108	0.3
356		Zurich Insurance Group AG	102,519	0.0
			22,236,888	6.9

		Taiwan: 1.1%
599,000		AU Optronics Corp.	248,032	0.1
600,000		Innolux Corp.	254,169	0.1
54,000		Formosa Chemicals & Fibre Co.	167,397	0.0
380,000		Fubon Financial Holding Co., Ltd.	617,595	0.2
207,000		HON HAI Precision Industry Co., Ltd.	555,128	0.2
100,000		Micro-Star International Co., Ltd.	242,617	0.1
231,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,376,497	0.4
			3,461,435	1.1

		Turkey: 0.1%
30,362		Arcelik A/S	184,160	0.0
121,350		Eregli Demir ve Celik Fabrikalari TAS	186,989	0.1
			371,149	0.1

		United Kingdom: 13.2%
185,904		3i Group PLC	1,642,238	0.5
16,027		Aberdeen Asset Management PLC	53,041	0.0
11,818		Admiral Group PLC	264,773	0.1
9,605		Aggreko PLC	122,054	0.0
19,606	@	Ashmore Group PLC	76,709	0.0
3,842		Ashtead Group PLC	77,894	0.0
3,163		Associated British Foods PLC	95,318	0.0
7,975		AstraZeneca PLC	423,227	0.1
10,176	#	Auto Trader Group PLC	51,395	0.0
11,419		Babcock International Group	128,606	0.0
33,956		BAE Systems PLC	249,397	0.1
178,583		Barclays PLC	495,627	0.2
1,373	@	Bellway PLC	43,034	0.0
21,311		BHP Billiton PLC	388,667	0.1
95,182		Booker Group PLC	244,405	0.1
145,656		BP PLC	869,939	0.3
18,899		British American Tobacco PLC	1,166,600	0.4
40,625		British Land Co. PLC	298,603	0.1
10,633		Sky PLC	134,345	0.0
31,312		BT Group PLC	120,082	0.0
9,861		Bunzl PLC	259,943	0.1
43,009		Burberry Group PLC	889,406	0.3
4,830		Capita Group PLC	30,473	0.0
11,233	@	Capital & Counties Properties PLC	38,538	0.0
42,043		Intu Properties PLC	143,399	0.0
3,616		Carnival PLC	193,452	0.1
195,878		Centrica PLC	554,536	0.2
11,513		CNH Industrial NV	102,278	0.0
95,639		Compass Group PLC	1,702,098	0.5
3,354		CRH PLC - London	117,052	0.0
5,180		Croda International PLC	218,737	0.1
6,846		Daily Mail & General Trust	59,790	0.0
3,511	@	Derwent London PLC	109,224	0.0
51,823		Diageo PLC	1,439,537	0.5
268,660		Direct Line Insurance Group PLC	1,203,550	0.4
26,539		Dixons Carphone PLC	105,864	0.0
13,546	@	DS Smith PLC	75,721	0.0
30,767		Experian PLC	594,182	0.2
53,807	@	Fiat Chrysler Automobiles NV	589,161	0.2
28,393		G4S PLC	91,473	0.0
10,215	@	Galliford Try PLC	173,903	0.1
220,393		GKN PLC	955,581	0.3
104,071		GlaxoSmithKline PLC	2,011,179	0.6
10,420		Halma PLC	121,402	0.0
55,149		Hammerson PLC	380,107	0.1
2,579		Hargreaves Lansdown PLC	44,059	0.0
14,321		Howden Joinery Group PLC	68,224	0.0
188,730		HSBC Holdings PLC	1,610,047	0.5
7,678		IMI PLC	112,977	0.0
5,230		Imperial Brands PLC	242,295	0.1
55,490		Inchcape PLC	502,230	0.2
68,909		Indivior PLC	257,336	0.1
26,557		Informa PLC	218,310	0.1
6,133		Inmarsat PLC	46,990	0.0
7,510		InterContinental Hotels Group PLC	348,741	0.1
1,892		Intertek Group PLC	80,991	0.0
48,954		ITV PLC	125,618	0.0
7,464		J D Wetherspoon PLC	87,982	0.0
47,124		J Sainsbury PLC	153,322	0.1
39,680	@	JD Sports Fashion PLC	173,796	0.1
11,142		John Wood Group PLC	117,871	0.0
42,334		Johnson Matthey PLC	1,736,467	0.5
34,960		Jupiter Fund Management PLC	177,254	0.1
227,137		Kingfisher PLC	963,699	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
32,828	Land Securities Group PLC	$411,421	0.1
373,989	Lloyds Banking Group Plc	306,748	0.1
37,376	Marks & Spencer Group PLC	158,423	0.1
17,423	Meggitt PLC	91,888	0.0
16,409	# Merlin Entertainments PLC	98,653	0.0
4,355	Micro Focus International PLC	117,802	0.0
18,148	Mondi PLC	401,111	0.1
57,543	National Grid PLC	674,014	0.2
2,089	Next PLC	100,796	0.0
30,065	Old Mutual PLC	78,949	0.0
7,829	Pearson PLC	61,035	0.0
14,445	Pennon Group PLC	144,420	0.1
5,908	Persimmon PLC	143,898	0.1
3,556	Provident Financial PLC	122,453	0.0
3,073	Prudential PLC	59,551	0.0
49,535	QinetiQ PLC	164,755	0.1
589	Randgold Resources Ltd.	50,137	0.0
5,442	Reckitt Benckiser Group PLC	466,956	0.2
46,109	Relx PLC	827,664	0.3
33,613	Rentokil Initial Plc	96,853	0.0
2,097	@ Rightmove PLC	106,291	0.0
27,554	Rio Tinto PLC	1,220,729	0.4
17,948	Rolls-Royce Holdings PLC	151,170	0.1
132,831	Royal Mail PLC	689,841	0.2
5,450	RSA Insurance Group PLC	39,461	0.0
116,076	Sage Group PLC	897,751	0.3
67,250	SSE PLC	1,264,212	0.4
127,345	@ Segro PLC	739,749	0.2
9,161	Severn Trent PLC	262,588	0.1
4,183	Shire PLC	232,893	0.1
19,019	Smith & Nephew PLC	284,519	0.1
44,127	Smiths Group PLC	836,381	0.3
17,955	SSP Group Plc	88,294	0.1
19,208	Tate & Lyle PLC	162,354	0.1
24,511	Taylor Wimpey PLC	51,748	0.0
2,366	@ TechnipFMC PLC	77,543	0.0
328,454	@ Tesco PLC	806,871	0.3
2,608	Travis Perkins PLC	47,833	0.0
14,725	TP ICAP PLC	86,082	0.0
25,839	Unilever PLC	1,046,634	0.3
24,380	United Utilities Group PLC	282,334	0.1
199,081	Vodafone Group PLC	487,657	0.2
2,271	Whitbread PLC	112,420	0.0
26,884	William Hill PLC	87,693	0.0
380,222	WM Morrison Supermarkets PLC	1,133,555	0.4
20,721	WPP PLC	482,264	0.2
		42,431,143	13.2

	United States: 0.1%
8,400	Milestone Apartments Real Estate Investment Trust	135,562	0.1
17,400	Samsonite International SA	54,645	0.0
		190,207	0.1

	Total Common Stock
	(Cost $314,386,805)	319,413,859	99.5

PREFERRED STOCK: 0.4%
	Brazil: 0.1%
14,400	Braskem SA	148,702	0.1
41,100	Cia Energetica de Minas Gerais	119,214	0.0
		267,916	0.1

	Germany: 0.2%
1,768	Fuchs Petrolub AG	80,965	0.0
2,118	Henkel AG & Co. KGaA	258,553	0.1
20,551	@ Schaeffler AG	333,256	0.1
		672,774	0.2

	South Korea: 0.1%
680	Amorepacific Corp.	105,092	0.0
161	Samsung Electronics Co., Ltd. - Pref	217,592	0.1
		322,684	0.1

	Spain: 0.0%
3,549	Grifols SA	60,596	0.0

	Total Preferred Stock
	(Cost $1,259,782)	1,323,970	0.4

RIGHTS: 0.0%
	Spain: 0.0%
2,801	@ ACS Actividades de Construccion y Servicios SA	1,258	0.0

	Total Rights
	(Cost $1,333)	1,258	0.0

	Total Long-Term Investments
	(Cost $315,647,920)	320,739,087	99.9

SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
86,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $86,000)	86,000	0.0

	Total Short-Term Investments
	(Cost $86,000)	86,000	0.0

	Total Investments in Securities (Cost $315,733,920)	$320,825,087	99.9
	Assets in Excess of Other Liabilities	275,846	0.1
	Net Assets	$321,100,933	100.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of January 31, 2017.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $316,066,090.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$9,128,838
Gross Unrealized Depreciation	(4,369,841)

Net Unrealized Appreciation	$4,758,997

Sector Diversification	Percentage of Net Assets
Industrials	17.9%
Financials	15.5
Consumer Discretionary	12.7
Consumer Staples	10.8
Materials	10.8
Information Technology	7.0
Real Estate	6.6
Health Care	6.1
Utilities	5.0
Energy	4.5
Telecommunication Services	3.0
Short-Term Investments	0.0
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$26,299,542	$–	$26,299,542
Austria	–	502,250	–	502,250
Belgium	–	3,033,496	–	3,033,496
Brazil	488,920	–	–	488,920
Canada	28,051,276	–	–	28,051,276
China	1,145,972	7,973,244	–	9,119,216
Denmark	101,281	3,881,221	–	3,982,502
Finland	–	6,746,279	–	6,746,279
France	–	22,082,961	–	22,082,961
Germany	43,621	19,855,189	–	19,898,810
Hong Kong	533,498	7,407,901	–	7,941,399
Hungary	–	252,051	–	252,051
India	–	846,276	–	846,276
Indonesia	–	606,767	–	606,767
Ireland	289,063	768,061	–	1,057,124
Israel	798,639	1,344,236	–	2,142,875
Italy	170,100	3,380,416	–	3,550,516

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Japan	$–	$53,130,221	$–	$53,130,221
Luxembourg	–	190,110	–	190,110
Macau	–	300,343	–	300,343
Malaysia	284,619	–	–	284,619
Mexico	199,642	–	–	199,642
Netherlands	114,037	8,354,646	–	8,468,683
New Zealand	57,229	3,143,526	–	3,200,755
Norway	–	1,903,914	–	1,903,914
Peru	615,273	–	–	615,273
Poland	–	228,373	–	228,373
Portugal	–	1,468,767	–	1,468,767
Russia	–	691,907	–	691,907
Singapore	639,435	5,604,800	–	6,244,235
South Africa	–	2,491,440	–	2,491,440
South Korea	55,490	13,382,294	–	13,437,784
Spain	–	7,215,010	–	7,215,010
Sweden	–	14,049,701	–	14,049,701
Switzerland	–	22,236,888	–	22,236,888
Taiwan	–	3,461,435	–	3,461,435
Turkey	–	371,149	–	371,149
United Kingdom	339,901	42,091,242	–	42,431,143
United States	135,562	54,645	–	190,207
Total Common Stock	34,063,558	285,350,301	–	319,413,859
Preferred Stock	267,916	1,056,054	–	1,323,970
Rights	1,258	–	–	1,258
Short-Term Investments	86,000	–	–	86,000
Total Investments, at fair value	$34,418,732	$286,406,355	$–	$320,825,087

(1)	For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2017, securities valued at $7,244,072 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Australia: 5.1%
123,816		Amaysim Australia Ltd.	$191,733	0.1
21,890		Appen Ltd.	46,510	0.0
22,282		Aristocrat Leisure Ltd.	258,399	0.1
16,761		Astro Japan Property Trust	80,082	0.0
91,023	@	Ausdrill Ltd.	96,591	0.0
88,531		Aveo Group	214,156	0.1
757,881		Beach Energy Ltd.	432,554	0.2
72,543		BlueScope Steel Ltd.	616,852	0.3
30,368		BT Investment Management Ltd.	215,800	0.1
92,244		Charter Hall Group	328,879	0.1
9,087		Class Ltd.	18,332	0.0
235,358		Cleanaway Waste Management Ltd.	203,570	0.1
18,075		Codan Ltd./Australia	27,827	0.0
23,539		Collins Foods Ltd.	107,530	0.1
139,754		CSR Ltd.	467,995	0.2
38,821		Data#3 Ltd.	53,003	0.0
11,670		Dicker Data Ltd.	21,956	0.0
13,676		Domino's Pizza Enterprises Ltd.	616,973	0.3
92,730		Estia Health Ltd.	188,880	0.1
28,894		Galileo Japan Trust	1,753	0.0
29,426		GrainCorp Ltd.	212,151	0.1
24,564		Hansen Technologies Ltd.	71,963	0.0
294,310	L	Japara Healthcare Ltd.	468,289	0.2
12,180		JB Hi-Fi Ltd.	255,481	0.1
123,831	@	Karoon Gas Australia Ltd.	168,924	0.1
160,682	L	Mantra Group Ltd.	330,563	0.1
29,390		Mineral Resources Ltd.	274,421	0.1
72,473		Monash IVF Group Ltd.	91,239	0.1
158,719		OceanaGold Corp.	551,324	0.2
293,764		oOh!media Ltd.	995,805	0.4
100,207		OZ Minerals Ltd.	683,770	0.3
5,106		Pro Medicus Ltd.	19,185	0.0
359,279	@	Ramelius Resources Ltd.	164,140	0.1
9,424		Reckon Ltd.	11,526	0.0
108,065	L	Regis Healthcare Ltd.	358,031	0.2
57,426		Regis Resources Ltd.	139,175	0.1
178,315		Resolute Mining Ltd.	198,444	0.1
46,018		Retail Food Group Ltd.	224,879	0.1
19,237		Seek Ltd.	210,848	0.1
10,552		SMS Management & Technology Ltd.	11,124	0.0
774,025		Spotless Group Holdings Ltd.	552,342	0.2
467,464		Tox Free Solutions Ltd.	939,580	0.4
104,390		Vita Group Ltd.	251,828	0.1
622		Webjet Ltd.	5,328	0.0
236,212	@	Whitehaven Coal Ltd.	510,187	0.2
			11,889,922	5.1

		Austria: 1.0%
16,382	L	ams AG	564,352	0.2
17,838		BUWOG AG	425,661	0.2
1,154		CA Immobilien Anlagen AG	22,735	0.0
366		Lenzing AG	52,291	0.0
7,754		Porr Ag	336,104	0.2
5,548		Schoeller-Bleckmann Oilfield Equipment AG	418,097	0.2
24,792		Wienerberger AG	478,574	0.2
			2,297,814	1.0

		Belgium: 1.7%
151,931	@	AGFA-Gevaert NV	599,278	0.3
2,274		Barco NV	197,439	0.1
4,762		NV Bekaert SA	206,664	0.1
4,758		Cie d'Entreprises CFE	525,498	0.2
9,027		D'ieteren SA	407,809	0.2
25,083		Euronav NV	195,884	0.1
5,138	@	Galapagos NV	334,829	0.1
501		Jensen-Group NV	20,828	0.0
3,277		Melexis NV	246,326	0.1
19,722	@	Ontex Group NV	597,233	0.3
2,531		RealDolmen	66,721	0.0
8,781		Recticel SA	65,482	0.0
3,253		Sioen Industries NV	102,680	0.1
352		TER Beke SA	58,151	0.0
3,302		Warehouses De Pauw SCA	299,920	0.1
			3,924,742	1.7

		Brazil: 0.0%
8,100	@	Magnesita Refratarios SA	62,978	0.0

		Canada: 5.8%
6,300		Agellan Commercial Real Estate Investment Trust	54,806	0.0
28,000		Aimia, Inc.	183,547	0.1
34,301	@	Air Canada	352,434	0.2
32,769		Algonquin Power & Utilities Corp.	284,816	0.1
7,600		Bird Construction, Inc.	51,747	0.0
112,600		Bonavista Energy Corp.	399,779	0.2
994	@	BRP, Inc./CA	20,082	0.0
1,400		Calian Group Ltd.	29,103	0.0
9,809		Canadian Apartment Properties REIT	239,110	0.1
2,800	@	Canfor Corp.	30,362	0.0
21,323		Canfor Pulp Products, Inc.	171,567	0.1
8,900		Capital Power Corp.	168,801	0.1
338,352	@	Capstone Mining Corp.	377,030	0.2
36,141		Cascades, Inc.	329,123	0.2
7,300	@	Cathedral Energy Services Ltd.	6,395	0.0
23,583	@	Celestica, Inc.	327,489	0.2
21,171	@	Cipher Pharmaceuticals, Inc.	77,281	0.0
4,229		Cogeco Communications, Inc.	230,747	0.1
2,025		Cogeco, Inc.	96,329	0.1
28,100	@	Delphi Energy Corp.	31,528	0.0
3,800		Dorel Industries, Inc.	105,130	0.1
44,677		Enerflex Ltd.	629,341	0.3
10,219		Enerplus Corp.	91,097	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
77,800		Ensign Energy Services, Inc.	$530,325	0.2
97,068		Entertainment One Ltd.	281,712	0.1
79,707	@	Gran Tierra Energy, Inc.	204,589	0.1
21,000		Granite Oil Corp.	82,790	0.0
1,400	@	Great Canadian Gaming Corp.	27,360	0.0
1,100		Guardian Capital Group Ltd.	20,728	0.0
2,000		H&R Real Estate Investment Trust	34,674	0.0
44,557		High Arctic Energy Services, Inc.	210,586	0.1
10,400		High Liner Foods, Inc.	152,973	0.1
1,500	@	Indigo Books & Music, Inc.	20,311	0.0
1,400		Industrial Alliance Insurance & Financial Services, Inc.	58,905	0.0
1,532		Information Services Corp.	23,464	0.0
20,791	@	Interfor Corp.	220,652	0.1
10,700		Just Energy Group, Inc.	63,563	0.0
300		Lassonde Industries, Inc.	46,951	0.0
6,936		Laurentian Bank of Canada	313,739	0.1
400		Leon's Furniture Ltd.	5,862	0.0
148,900		Lucara Diamond Corp.	336,420	0.2
17,965	@	Lundin Mining Corp.	109,895	0.1
3,600		Magellan Aerospace Corp.	49,162	0.0
18,600		Maple Leaf Foods Inc.	426,388	0.2
5,385		Medical Facilities Corp.	78,463	0.0
21,800	@	Merus Labs International, Inc.	17,591	0.0
600		Morguard Corp.	79,816	0.0
5,500		Mullen Group Ltd.	79,251	0.0
9,705	@	Net 1 UEPS Technologies, Inc.	111,607	0.1
18,363		North American Energy Partners, Inc.	95,488	0.0
111,700	@	NuVista Energy Ltd	558,822	0.3
41,915	@	Painted Pony Petroleum Ltd.	251,893	0.1
46,011	@	Parex Resources, Inc.	535,336	0.2
4,500		PHX Energy Services Corp.	13,937	0.0
2,300		Polaris Infrastructure, Inc.	27,556	0.0
26,600	@	Precision Drilling Corp.	149,635	0.1
4,537		Premium Brands Holdings Corp.	243,124	0.1
18,500		Reitmans Canada Ltd.	86,013	0.0
3,600		Russel Metals, Inc.	74,697	0.0
106,888	@	SEMAFO, Inc.	398,391	0.2
100	@	Senvest Capital, Inc.	13,014	0.0
19,283		Stuart Olson, Inc.	77,799	0.0
20,400		Summit Industrial Income REIT	97,199	0.1
14,700		Supremex, Inc.	56,484	0.0
76,664	@	Tamarack Valley Energy Ltd.	189,119	0.1
14,400		TFI International, Inc.	389,754	0.2
2,100		TMX Group Ltd.	111,161	0.1
54,139		Transcontinental, Inc.	901,589	0.4
9,910		TransGlobe Energy Corp.	16,649	0.0
22,600		Tree Island Steel Ltd.	78,503	0.0
29,159		Tricon Capital Group, Inc.	217,362	0.1
16,200		Trinidad Drilling Ltd.	36,228	0.0
3,900		Wajax Corp.	73,639	0.0
11,300		Western Energy Services Corp.	26,052	0.0
497		WestJet Airlines Ltd.	8,387	0.0
29,200		Westshore Terminals Investment Corp.	572,443	0.3
13,900	@	Xtreme Drilling and Coil Services Corp.	28,948	0.0
5,717	@	Yellow Pages Ltd./Canada	78,643	0.0
3,700		ZCL Composites, Inc.	35,372	0.0
			13,318,658	5.8

		China: 0.6%
34,000		Baoye Group Co. Ltd.	25,169	0.0
9,400	@	China Finance Online Co. Ltd. ADR	28,952	0.0
200,000		China Metal International Holdings, Inc.	60,566	0.0
155,000		China Sunshine Paper Holdings Co. Ltd.	30,471	0.0
19,022		China Yuchai International Ltd.	264,596	0.1
741	@	CKH Food & Health Ltd.	1,147	0.0
54,000		Dutech Holdings Ltd.	18,774	0.0
448,000		Harbin Electric Co. Ltd.	224,202	0.1
74,000		Hopefluent Group Holdings Ltd.	21,396	0.0
100,000		Huajin International Holdings Ltd.	39,197	0.0
115,500		Kingboard Chemicals Holdings	397,440	0.2
88,000	@	RREEF China Commercial Trust	–	–
163,000		Sinotruk Hong Kong Ltd.	122,217	0.1
116,000		Ten Pao Group Holdings Ltd.	25,285	0.0
129,000		Xingfa Aluminium Holdings Ltd.	57,859	0.1
			1,317,271	0.6

		Denmark: 0.9%
75,259	@	Columbus A/S	166,066	0.1
12,982		GN Store Nord	289,962	0.1
13,109	@	H Lundbeck A/S	563,018	0.2
1,780	@	H+H International A/S	19,789	0.0
441		Harboes Bryggeri A/S	8,995	0.0
4,230		Jyske Bank	217,928	0.1
4,944		NKT Holding A/S	382,240	0.2
6,600	@	PER Aarsleff A/S	170,691	0.1
1,383	@	Schouw & Co.	104,429	0.1
532	@	SP Group A/S	52,211	0.0
4,573	@	Spar Nord Bank A/S	53,410	0.0
4,574		Sparekassen Sjaelland-Fyn AS	79,681	0.0
			2,108,420	0.9

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Faeroe Islands: 0.1%
6,073		Bakkafrost P/F	$233,412	0.1

		Finland: 0.8%
5,428		Atria PLC	67,678	0.0
1,114		Consti Yhtiot Oyj	18,452	0.0
26,170	@	Cramo PLC	651,178	0.3
20,192	@	Finnair OYJ	88,279	0.0
25,767		F-Secure Oyj	89,996	0.0
35,127		HKScan OYJ	119,447	0.1
19,720		Oriola-KD OYJ	93,454	0.0
87,948		Sponda OYJ	399,749	0.2
694		Vaisala OYJ	25,772	0.0
21,360		Valmet OYJ	337,717	0.2
			1,891,722	0.8

		France: 6.8%
8,401		Actia Group	82,909	0.0
5,138		Altamir Amboise	73,436	0.0
6,294		Alten Ltd.	468,814	0.2
8,061	#,@	Amundi SA	442,064	0.2
6,857		Arkema SA	677,214	0.3
1,348		Assystem	42,753	0.0
13,251		Atos SE	1,409,840	0.6
2,050		Axway Software SA	63,968	0.0
1,957		Bastide le Confort Medical	60,251	0.0
4,589	@	Bigben Interactive	29,872	0.0
2,186		BioMerieux	345,826	0.2
1,451		Boiron SA	134,224	0.1
500		Bongrain SA	39,542	0.0
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	32,734	0.0
2,308		Compagnie des Alpes	48,235	0.0
5,394	@	Criteo SA ADR	243,108	0.1
40,724		Derichebourg	187,277	0.1
1,435		Devoteam SA	90,297	0.1
9,072		Edenred	197,794	0.1
5,258		Eiffage SA	377,999	0.2
10,865	#	Elior Group	243,060	0.1
459		Esker SA	22,941	0.0
9,323		Eurazeo SA	574,211	0.3
1,559		Groupe Crit	124,050	0.1
548	@	Groupe Fnac	35,465	0.0
2,856		HighCo	18,663	0.0
6,330	@	ID Logistics Group	973,673	0.4
10,722		Imerys SA	861,050	0.4
10,299		Ipsen SA	798,042	0.3
1,987		IPSOS	65,860	0.0
2,221		Le Belier	103,743	0.1
1,992		Lectra	38,685	0.0
2,366		Linedata Services	121,218	0.1
35,277	#,@	Maisons du Monde SA	994,885	0.4
380		Manutan International	28,284	0.0
11,273		Mercialys SA	220,629	0.1
7,980		MGI Coutier	224,243	0.1
5,892	@	Nexans SA	341,907	0.1
10,596		Nexity	520,443	0.2
765		Plastivaloire	110,660	0.1
7,125		SCOR SE	241,139	0.1
1,622	@	SEB SA	203,978	0.1
1,286		Synergie SA	53,086	0.0
8,368		Teleperformance	895,794	0.4
106		Total Gabon	18,755	0.0
37,497	@	UbiSoft Entertainment	1,232,839	0.5
8,261		Valeo SA	504,912	0.2
451		Vetoquinol SA	24,343	0.0
3,250	@,L	Virbac SA	599,652	0.3
3,266		Wendel	386,535	0.2
			15,630,902	6.8

		Germany: 4.7%
11,070		Aareal Bank AG	429,488	0.2
8,103		Amadeus Fire AG	638,548	0.3
11,651	L	Aurelius Equity Opportunities SE & Co. KGaA	735,670	0.3
2,437		Bechtle AG	247,541	0.1
7,322		CENTROTEC Sustainable AG	126,565	0.1
6,864		Cewe Stiftung & Co. KGAA	559,530	0.3
43,125		Deutz AG	286,996	0.1
5,727	@	Dialog Semiconductor PLC	266,491	0.1
7,000		Duerr AG	607,267	0.3
221		Eckert & Ziegler AG	6,084	0.0
3,487		Elmos Semiconductor AG	54,603	0.0
18,679	L	ElringKlinger AG	331,501	0.2
47,868	@	Evotec AG	365,329	0.2
1,131	@	First Sensor AG	16,715	0.0
4,254		Francotyp-Postalia Holding AG	22,502	0.0
8,588		Freenet AG	258,195	0.1
329		FRoSTA AG	20,777	0.0
2,917		Gerresheimer AG	237,818	0.1
675		Gesco AG	16,661	0.0
385	@	GK Software AG	28,141	0.0
2,120	@	H&R GmbH & Co. KGaA	35,471	0.0
330		Hornbach Holding AG & Co. KGaA	22,407	0.0
13,130	@	Kloeckner & Co. SE	171,455	0.1
2,952	@	Koenig & Bauer AG	157,351	0.1
38,771	@	Kontron AG	121,847	0.1
1,891	L	KPS AG	33,549	0.0
4,467		Lanxess	325,071	0.1
948		Leifheit AG	61,904	0.0
1,993		MTU Aero Engines Holding AG	238,740	0.1
368		Muehlbauer Holding AG	21,392	0.0
51,426	@	Patrizia Immobilien AG	827,518	0.4
63,295		SAF-Holland SA	962,708	0.4
7,197	@	Senvion SA	94,318	0.1
1,418	@	Siltronic AG	76,072	0.0
6,268		Stada Arzneimittel AG	322,849	0.1
815		Steico AG	13,249	0.0
11,180	L	STRATEC Biomedical AG	589,358	0.3
19,023		Suedzucker AG	503,268	0.2
3,040		Surteco SE	77,579	0.0
15,574		TAG Immobilien AG	210,560	0.1
2,356		Technotrans AG	62,449	0.0
7,535		Verbio AG	85,367	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
6,887		VTG AG	$229,155	0.1
439		Washtec AG	24,806	0.0
5,734		Wirecard AG	278,401	0.1
2,346		Wuestenrot & Wuerttembergische AG	47,558	0.0
			10,850,824	4.7

		Greece: 0.0%
5,808		Aegean Marine Petroleum Network, Inc.	64,178	0.0

		Hong Kong: 1.8%
236,000		Allied Properties HK Ltd	52,853	0.0
384,000		Bossini International Holdings Ltd	22,024	0.0
2,802,920	@	China Billion Resources Ltd	11,921	0.0
115,993	@	S&C Engine Group Ltd.	125,339	0.1
210,000	@	China Overseas Grand Oceans Group Ltd.	69,955	0.0
204,000		CNT Group Ltd.	15,250	0.0
200,000		Computime Group Ltd.	27,483	0.0
32,000		Dah Sing Financial Holdings Ltd.	247,093	0.1
507,500	@	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	18,064	0.0
228,000		Eagle Nice International Holdings Ltd.	63,797	0.0
94,000		EcoGreen International Group Ltd.	20,232	0.0
1,278,000		Emperor Capital Group Ltd.	116,421	0.1
558,000		Emperor International Holdings Ltd.	131,240	0.1
42,000	@	eSun Holdings Ltd.	4,327	0.0
880,000		Fountain SET Hldgs	117,637	0.1
152,000		Get Nice Financial Group Ltd.	18,350	0.0
566,000		Get Nice Holdings Ltd.	19,656	0.0
2,000		Guoco Group Ltd.	22,524	0.0
138,944		Hanison Construction Holdings Ltd.	24,754	0.0
37,600	@	HKR International Ltd.	18,888	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,478	0.0
238,000		Hop Fung Group Holdings Ltd.	35,150	0.0
64,000		Human Health Holdings Ltd.	15,507	0.0
54,000		Hung Hing Printing Group Ltd.	9,029	0.0
88,000		I.T LTD	36,335	0.0
167,000	@	I-CABLE Communications Ltd.	20,834	0.0
130,000		Inspur International Ltd.	30,919	0.0
441,000		K Wah International Holdings Ltd.	220,282	0.1
114,000		Kingmaker Footwear Holdings Ltd.	31,781	0.0
2,560,000		Lai Fung Holdings Ltd.	63,027	0.0
928,000		Lai Sun Development Co. Ltd.	19,885	0.0
4,000		Lippo Ltd.	2,428	0.0
6,000		Liu Chong Hing Investment Ltd.	8,305	0.0
783,600		Man Wah Holdings Ltd.	501,173	0.2
118,000		Ming Fai International Holdings Ltd	15,163	0.0
162,000		Minmetals Land Ltd.	19,325	0.0
23,000	@	Neptune Group Ltd.	978	0.0
278,000	@	Pacific Andes International Holdings Ltd.	–	–
20,000		PC Partner Group Ltd.	5,181	0.0
238,000		Pico Far East Holdings Ltd.	79,581	0.1
72,000		Playmates Holdings Ltd.	98,955	0.1
235,000		Road King Infrastructure	202,317	0.1
562,000	@	Sinolink Worldwide Holdings	67,842	0.0
15,500		Soundwill Holdings Ltd.	28,529	0.0
86,000		Sun Hung Kai & Co. Ltd.	56,116	0.0
37,000		Sunlight Real Estate Investment Trust	22,360	0.0
316,000		Tai Fook Securities Group Ltd.	176,596	0.1
128,000		Tang Palace China Holdings Ltd.	45,532	0.0
189,000		Tao Heung Holdings Ltd.	50,180	0.1
1,810,000		Tongda Group Holdings Ltd.	505,777	0.2
100,000		TPV Technology Ltd.	18,341	0.0
413,000		Value Partners Group Ltd.	354,561	0.2
30,200		Valuetronics Holdings Ltd.	11,786	0.0
109,000		Varitronix International Ltd.	48,923	0.0
216,000		Vedan International Holdings Ltd.	27,561	0.0
464,400		VST Holdings Ltd.	162,747	0.1
140,000		Wuling Motors Holdings Ltd.	10,105	0.0
			4,162,397	1.8

		India: 0.7%
1,897		Accelya Kale Solutions Ltd.	45,519	0.0
12,120		Balmer Lawrie & Co. Ltd.	40,166	0.0
70,651		Chennai Petroleum Corp. Ltd.	343,650	0.2
10,488		FIEM Industries Ltd.	165,247	0.1
25,620	@	Geodesic Ltd.	–	–
26,651		GHCL Ltd.	108,881	0.1
34,527		Gujarat Alkalies & Chemicals Ltd.	190,551	0.1
27,324		Gujarat Industries Power Co. Ltd.	44,664	0.0
17,976		Jamna Auto Industries Ltd.	48,016	0.0
39,443		KPR Mill Ltd.	332,486	0.1
7,439		Polyplex Corp. Ltd.	41,825	0.0
3,547		RSWM Ltd.	23,513	0.0
1,600		Sharda Motor Industries Ltd.	26,976	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
1,038		TVS Srichakra Ltd.	$48,969	0.1
21,379	@	Varun Industries Ltd.	–	–
35,487		West Coast Paper Mills Ltd.	70,603	0.0
			1,531,066	0.7

		Indonesia: 0.2%
1,280,800		Bank Bukopin Tbk	58,544	0.0
563,000		Elnusa Tbk PT	18,224	0.0
3,367,000	@	Gajah Tunggal Tbk PT	289,851	0.2
61,300		Indah Kiat Pulp and Paper Corp. Tbk PT	4,799	0.0
82,900	@	Petrosea Tbk PT	4,814	0.0
4,480		Sunway Construction Group Bhd	1,718	0.0
			377,950	0.2

		Ireland: 0.5%
10,520	@	Avadel Pharmaceuticals PLC ADR	97,731	0.0
529,233	@,L	Cairn Homes PLC	724,135	0.3
52,859		UDG Healthcare PLC	427,533	0.2
			1,249,399	0.5

		Israel: 0.9%
2,944		Albaad Massuot Yitzhak Ltd.	51,193	0.0
14,130		Ashtrom Properties Ltd.	51,109	0.0
11,628		Babylon Ltd.	5,827	0.0
5,761	@	Camtek Ltd./Israel	19,126	0.0
78,012	@	Ceragon Networks Ltd.	289,425	0.1
132,566		El Al Israel Airlines	86,519	0.1
1,989		Electra Consumer Products 1970 Ltd.	34,570	0.0
496	@	Enzymotec Ltd.	4,092	0.0
6,848	@	Hagag Group Real Estate Development	21,641	0.0
2,686		Hilan Ltd.	40,307	0.0
15,380		Inrom Construction Industries Ltd.	54,155	0.0
13,542	@	Israel Discount Bank Ltd.	28,151	0.0
680		Isras Investment Co. Ltd.	69,974	0.0
1,616		Kerur Holdings Ltd.	43,476	0.0
693		Klil Industries Ltd.	62,372	0.1
6,699		Meitav DS Investments Ltd.	31,889	0.0
17,508	@	Naphtha Israel Petroleum Corp. Ltd.	116,579	0.1
531		Neto ME Holdings Ltd.	41,471	0.0
5,236		Scope Metals Group Ltd.	108,203	0.1
18,913	@,L	SodaStream International Ltd.	831,983	0.4
			1,992,062	0.9

		Italy: 5.5%
265,669		A2A SpA	354,846	0.2
53,150		Amplifon S.p.A.	539,653	0.2
197,670	#,@	Anima Holding SpA	1,178,717	0.5
18,469	@	Arnoldo Mondadori Editore SpA	26,915	0.0
9,304		Ascopiave SpA	27,359	0.0
82,624		Autogrill S.p.A.	726,627	0.3
22,817		Autostrada Torino-Milano S.p.A.	258,873	0.1
3,654		Banca IFIS SpA	99,007	0.1
4,498		Biesse S.p.A.	92,807	0.0
12,655	@	Brembo SpA	810,839	0.4
38,996		Brunello Cucinelli SpA	880,657	0.4
10,029		Buzzi Unicem SpA	247,295	0.1
7,618		Caltagirone SpA	17,599	0.0
129,984		Cerved Information Solutions SpA	1,063,789	0.5
13,424		Danieli & Co. Officine Meccaniche S.p.A.	287,942	0.1
15,574	@	DiaSorin SpA	928,875	0.4
24,073		Digital Bros SpA	306,386	0.1
1,676		El.En. SpA	40,600	0.0
5,601		Elica SpA	10,158	0.0
15,292		Emak SpA	15,187	0.0
2,095		Gruppo MutuiOnline SpA	20,264	0.0
240,167	#	Infrastrutture Wireless Italiane SpA	1,140,233	0.5
57,691	@	Juventus Football Club SpA	19,387	0.0
1,885		La Doria SpA	16,991	0.0
68,346		Moncler S.p.A.	1,313,282	0.6
117,392	#,@,L	OVS SpA	654,536	0.3
1,910		Prima Industrie SpA	34,103	0.0
50,433		Reno de Medici SpA	19,158	0.0
1,960		Sabaf SpA	21,941	0.0
2,675		SAES Getters SpA	32,870	0.0
54,416		Salvatore Ferragamo Italia SpA	1,436,251	0.6
13,272	@	Saras S.p.A.	20,559	0.0
755		Servizi Italia SpA	3,007	0.0
4,020		Sesa SpA	81,107	0.1
2,018		Vittoria Assicurazioni SpA	22,765	0.0
			12,750,585	5.5

		Japan: 26.2%
9,700		Adastria Co. Ltd.	260,305	0.1
1,000		Aichi Bank Ltd.	57,826	0.0
4,200		Ain Pharmaciez, Inc.	307,875	0.1
600		Ajis Co. Ltd.	29,205	0.0
3,900		Alpha Systems, Inc.	67,806	0.0
41,700		Alps Electric Co., Ltd.	1,110,712	0.5
500		Amiyaki Tei Co., Ltd.	17,500	0.0
800		Anabuki Kosan, Inc.	18,498	0.0
1,900		Arakawa Chemical Industries Ltd.	31,504	0.0
1,200		Arata Corp.	29,182	0.0
11,300		Arcs Co., Ltd.	254,603	0.1
3,400		Arealink Co. Ltd.	38,106	0.0
19,700		Asahi Intecc Co. Ltd.	801,727	0.4
1,000		ASKA Pharmaceutical Co., Ltd.	15,021	0.0
86,500		Asset Managers Co., Ltd.	280,635	0.1
7,000		Bando Chemical Industries Ltd.	62,631	0.0
17,000		Bank of Kochi Ltd.	20,272	0.0
4,000		Carlit Holdings Co. Ltd.	19,800	0.0
15,600		Chiba Kogyo Bank Ltd.	80,568	0.0
5,400		Chori Co., Ltd.	93,701	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
11,800		Chubu Shiryo Co., Ltd.	$109,432	0.1
26,300		CKD Corp.	351,319	0.2
79,000		Clarion Co., Ltd.	297,611	0.1
3,300		Cleanup Corp.	26,177	0.0
11,003		Computer Engineering & Consulting Ltd.	181,552	0.1
2,500		Corona Corp.	25,228	0.0
7,900		CTI Engineering Co., Ltd.	73,433	0.0
39,000		Dai Nippon Toryo Co., Ltd.	82,546	0.0
4,000		Dai-Dan Co., Ltd.	33,947	0.0
11,900		Daifuku Co., Ltd.	263,068	0.1
3,200		Daihatsu Diesel Manufacturing Co., Ltd.	19,205	0.0
47,000		Daihen Corp.	301,903	0.1
1,900		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	65,040	0.0
11,000		Daiki Aluminium Industry Co., Ltd.	51,709	0.0
66,000		Daikyo, Inc.	135,540	0.1
100,000		Daikyonishikawa Corp.	1,304,381	0.6
3,200		Screen Holdings Co. Ltd.	200,127	0.1
1,600		Daishinku Corp.	20,230	0.0
51,000		Daito Bank Ltd.	75,333	0.0
96,700		Daiwa Industries Ltd.	838,529	0.4
31,900		DCM Holdings Co., Ltd.	286,251	0.1
43,000		Denka Co., Ltd.	211,641	0.1
4,030		Disco Corp.	514,566	0.2
39,600		DMG Mori Co. Ltd.	541,130	0.2
21,800		Doutor Nichires Holdings Co., Ltd.	415,563	0.2
29,000		Dowa Holdings Co., Ltd.	246,133	0.1
31,991		DTS Corp.	723,944	0.3
4,700		Dunlop Sports Co. Ltd.	43,188	0.0
4,100		Eco's Co., Ltd.	45,439	0.0
4,600		Ehime Bank Ltd.	55,379	0.0
9,000		Eighteenth Bank Ltd.	27,818	0.0
1,000		Elematec Corp.	16,969	0.0
36,800		EPS Holdings, Inc.	466,341	0.2
9,000	L	eRex Co. Ltd.	262,085	0.1
4,500		Excel Co., Ltd.	59,750	0.0
13,000		Ezaki Glico Co., Ltd.	595,113	0.3
2,200		Falco Holdings Co. Ltd.	29,228	0.0
68,600		Ferrotec Corp.	983,821	0.4
190,500		FIDEA Holdings Co., Ltd.	348,602	0.2
18,300		FJ Next Co. Ltd.	120,494	0.1
14,000		Fuji Kiko Co., Ltd.	56,719	0.0
2,100		Fuji Pharma Co. Ltd.	51,363	0.0
15,927		Fuji Soft, Inc.	391,755	0.2
9,200		Fujikura Kasei Co., Ltd.	53,992	0.0
12,500		Fujitsu Frontech Ltd.	162,362	0.1
18,000		Fujitsu General Ltd.	354,095	0.2
2,500		FuKoKu Co. Ltd.	20,476	0.0
4,000		Fukuda Corp.	39,249	0.0
500		Fukuda Denshi Co., Ltd.	28,493	0.0
2,000		Furusato Industries Ltd.	29,692	0.0
800		Fuso Pharmaceutical Industries Ltd.	20,080	0.0
26,400		Future Corp.	185,475	0.1
4,800		G-7 Holdings, Inc.	86,991	0.1
13,000		Gakken Holdings Co., Ltd.	35,922	0.0
2,800		GMO Cloud K.K.	48,574	0.0
12,300		Grandy House Corp.	45,614	0.0
36,500		H2O Retailing Corp.	604,087	0.3
3,900		Haruyama Trading Co., Ltd.	31,650	0.0
2,900		Hirakawa Hewtech Corp.	33,195	0.0
28,800		Hitachi Metals Ltd.	399,258	0.2
10,000		Hokkan Holdings Ltd.	40,868	0.0
2,600		Hokuriku Electrical Construction Co. Ltd.	20,373	0.0
4,100		Horiba Ltd.	215,777	0.1
5,000		Hosokawa Micron Corp.	35,052	0.0
2,000		Human Holdings Co. Ltd.	38,993	0.0
4,400		I K K, Inc.	27,729	0.0
19,000		Ichiken Co. Ltd.	77,904	0.0
2,700		Ichinen Holdings Co., Ltd.	26,495	0.0
308,000	@	IHI Corp.	829,386	0.4
6,100		IJT Technology Holdings Co. Ltd.	27,465	0.0
17,100		Ines Corp.	174,480	0.1
31,000		Infocom Corp.	451,030	0.2
16,000		I-O Data Device, Inc.	185,404	0.1
17,800		Information Services International-Dentsu Ltd.	327,811	0.2
10,800		TIS, Inc.	244,710	0.1
59,800	@	Itoham Yonekyu Holdings, Inc.	529,631	0.2
1,900		IwaiCosmo Holdings, Inc.	18,065	0.0
12,000		Iwasaki Electric Co., Ltd.	20,315	0.0
14,500		JAC Recruitment Co. Ltd.	175,412	0.1
24,600	L	Jamco Corp.	548,748	0.3
15,200	@	Janome Sewing Machine Co., Ltd.	112,748	0.1
445		Japan Hotel REIT Investment Corp.	311,931	0.1
1,200		Joban Kosan Co. Ltd.	17,100	0.0
15,400		JSR Corp.	263,947	0.1
7,700		Juki Corp.	82,845	0.0
1,800		Kaga Electronics Co., Ltd.	31,274	0.0
700		Kamei Corp.	7,943	0.0
35,000		Kandenko Co., Ltd.	325,165	0.2
3,700		Kaneko Seeds Co. Ltd.	48,521	0.0
703,000		Kanematsu Corp.	1,238,235	0.6
9,300		Kasai Kogyo Co., Ltd.	107,395	0.1
1,100		Kawai Musical Instruments Manufacturing Co., Ltd.	21,874	0.0
1,200		Kawasumi Laboratories, Inc.	7,116	0.0
4,700		Keihanshin Building Co. Ltd.	24,971	0.0
156,400	L	Kenedix, Inc.	584,653	0.3
5,700		King Co. Ltd.	20,537	0.0
12,000	@	KNT-CT Holdings Co., Ltd.	15,501	0.0
1,600		Ki-Star Real Estate Co. Ltd.	23,362	0.0
1,700		Kita-Nippon Bank Ltd.	46,640	0.0
1,000		Kitano Construction Corp.	2,834	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
5,700		Koa Corp.	$66,841	0.0
35,700	@	Kobe Steel Ltd.	347,250	0.2
3,300		Komatsu Wall Industry Co., Ltd.	56,563	0.0
2,400		Kondotec, Inc.	18,198	0.0
14,000		Kurabo Industries Ltd.	29,126	0.0
20,000		Kyodo Printing Co., Ltd.	70,749	0.0
27,000		Kyosan Electric Manufacturing Co. Ltd.	96,643	0.1
13,000		Kyowa Leather Cloth Co., Ltd.	102,243	0.1
28,182		Kyudenko Corp.	764,741	0.3
39,200		Leopalace21 Corp.	224,555	0.1
38,000		Maeda Corp.	331,271	0.2
8,400		Mandom Corp.	396,485	0.2
4,200		Marubun Corp.	25,732	0.0
60,000		Marudai Food Co., Ltd.	260,524	0.1
1,600		Maruka Machinery Co. Ltd.	25,186	0.0
6,500		Matsuda Sangyo Co., Ltd.	87,480	0.1
2,500		Matsui Construction Co., Ltd.	23,894	0.0
7,100		Matsumotokiyoshi Holdings Co., Ltd.	352,985	0.2
1,800		Meiji Electric Industries Co. Ltd.	19,495	0.0
5,400		Meiji Shipping Co., Ltd.	20,501	0.0
1,100		Mie Bank Ltd.	22,734	0.0
51,300		Minebea Co., Ltd.	509,978	0.2
39,500		Mito Securities Co., Ltd.	107,744	0.1
12,100		Mitsubishi Materials Corp.	412,913	0.2
4,500		Mitsubishi Research Institute, Inc.	130,179	0.1
2,800		Mitsui High-Tec, Inc.	21,579	0.0
3,500		Mitsui Matsushima Co., Ltd.	42,709	0.0
19,700		Miura Co., Ltd.	312,347	0.1
5,200		Mixi, Inc.	225,608	0.1
9,600		Morinaga & Co., Ltd.	415,400	0.2
24,100		MTI Ltd.	153,980	0.1
1,000		Murakami Corp.	21,819	0.0
7,800		Musashi Seimitsu Industry Co., Ltd.	214,714	0.1
1,200		Nafco Co., Ltd.	19,303	0.0
1,500		Nagano Bank Ltd.	26,631	0.0
15,800		Nakano Corp.	78,185	0.0
900		NDS Co. Ltd.	23,064	0.0
15,600	@	New Japan Radio Co., Ltd.	53,793	0.0
7,000		Nichia Steel Works Ltd.	17,566	0.0
7,200		Nichiha Corp.	184,680	0.1
10,073		Nichireki Co., Ltd.	82,061	0.0
3,800		Nichirin Co. Ltd.	57,217	0.0
3,100		Nihon Dempa Kogyo Co., Ltd.	24,492	0.0
1,400		Nihon Dengi Co. Ltd.	29,425	0.0
90		Nippon Accommodations Fund, Inc.	396,582	0.2
1,000		Nippon Beet Sugar Manufacturing Co., Ltd.	20,363	0.0
64,000		Nippon Chemical Industrial Co., Ltd.	135,893	0.1
60,000		Nippon Chemi-Con Corp.	138,360	0.1
1,000		Nippon Chemiphar Co., Ltd.	49,815	0.0
50,300	@	Nippon Denko Co., Ltd.	144,777	0.1
10,100		Nippon Filcon Co., Ltd./Tokyo	51,415	0.0
10,000		Nippon Seisen Co., Ltd.	55,832	0.0
29,200		Nippon Shinyaku Co., Ltd.	1,518,468	0.7
10,800		Nippon Shokubai Co., Ltd.	744,325	0.3
4,900		Nippon Systemware Co., Ltd.	73,732	0.0
148,000		Nippon Yusen KK	312,971	0.1
26,800		Nishimatsuya Chain Co., Ltd.	335,104	0.2
3,200		Nissei Plastic Industrial Co., Ltd.	29,337	0.0
2,800	@	Nissha Printing Co., Ltd.	77,387	0.0
13,000		Nisshin Fudosan Co.	60,802	0.0
9,000		Nittetsu Mining Co., Ltd.	454,061	0.2
8,000		Nitto Seiko Co., Ltd.	29,113	0.0
1,800		NJS Co. Ltd.	21,837	0.0
3,000		Noda Corp.	19,299	0.0
1,600		Noritake Co., Ltd.	41,057	0.0
102,400		North Pacific Bank Ltd.	411,297	0.2
2,000		Nozawa Corp.	20,178	0.0
12,800		NS Solutions Corp.	253,365	0.1
82,000		Obayashi Road Corp.	495,987	0.2
2,000		Odelic Co. Ltd.	79,094	0.0
37,000		Oenon Holdings, Inc.	89,400	0.1
5,800		Ohashi Technica, Inc.	74,403	0.0
22,000		Oita Bank Ltd.	82,434	0.0
8,000		Okura Industrial Co., Ltd.	37,963	0.0
8,500		Open House Co. Ltd.	198,955	0.1
6,000		Origin Electric Co. Ltd.	16,809	0.0
20,000		OUG Holdings, Inc.	45,889	0.0
3,000		PAPYLESS Co. Ltd.	124,802	0.1
4,000		Parker Corp.	17,374	0.0
11,000		Pegasus Sewing Machine Manufacturing Co., Ltd.	72,233	0.0
49,800		Penta-Ocean Construction Co., Ltd.	243,149	0.1
11,200		Poletowin Pitcrew Holdings, Inc.	108,570	0.1
38,800		Rengo Co., Ltd.	236,955	0.1
38,400		Rheon Automatic Machinery Co., Ltd.	372,882	0.2
28,800		Round One Corp.	207,205	0.1
55,000		Ryobi Ltd.	251,342	0.1
20,382		San-Ai Oil Co., Ltd.	156,521	0.1
3,200		Sanko Metal Industrial Co. Ltd.	90,491	0.1
4,000		Sankyo Frontier Co. Ltd.	46,914	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	12,155	0.0
148,400		Sanwa Holdings Corp.	1,381,361	0.6
33,000		Saxa Holdings, Inc.	72,998	0.0
45,300		Scroll Corp.	138,251	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
21,700		Seikitokyu Kogyo Co., Ltd.	$95,677	0.1
30,200		Seino Holdings Corp.	349,256	0.2
1,200		Senshu Electric Co. Ltd	19,603	0.0
81,000		Shiga Bank Ltd.	454,531	0.2
12,000		Shinagawa Refractories Co., Ltd.	30,270	0.0
2,600		Shinko Shoji Co., Ltd.	27,667	0.0
312,000		Shinsei Bank Ltd.	536,620	0.2
21,600		Shinsho Corp.	468,686	0.2
9,500		Ship Healthcare Holdings, Inc.	252,670	0.1
8,300		Shizuoka Gas Co., Ltd.	53,871	0.0
1,400		Sinanen Holdings Co., Ltd.	27,293	0.0
5,900		SK-Electronics Co., Ltd.	54,132	0.0
9,500		Softcreate Holdings Corp.	116,633	0.1
52,300	L	Sourcenext Corp.	320,940	0.2
1,100		SPK Corp.	24,283	0.0
1,400		SRA Holdings	32,013	0.0
500		Star Flyer, Inc.	16,841	0.0
11,200		Starts Corp., Inc.	194,849	0.1
1,800		Step Co. Ltd.	22,361	0.0
22,100		SCSK Corp.	829,584	0.4
53,000		Sumitomo Bakelite Co., Ltd.	313,432	0.1
27,100		Sumitomo Forestry Co., Ltd.	372,787	0.2
26,700		Sun Frontier Fudousan Co., Ltd.	237,387	0.1
1,600		Tachibana Eletech Co., Ltd.	19,274	0.0
4,200		Tachikawa Corp.	34,533	0.0
241,000		Taiheiyo Cement Corp.	842,124	0.4
10,000		Taiko Bank Ltd.	22,382	0.0
1,500		Takano Co., Ltd.	12,158	0.0
89,800	L	Takara Leben Co., Ltd.	502,720	0.2
100		Takara Printing Co., Ltd.	1,332	0.0
10,100		Tatsuta Electric Wire and Cable Co., Ltd.	41,321	0.0
11,000		Tayca Corp.	69,151	0.0
6,000		TDC Software Engineering, Inc.	65,104	0.0
6,900		TechnoPro Holdings, Inc.	238,377	0.1
30,600		Teijin Ltd.	645,868	0.3
56,700		Temp Holdings Co., Ltd.	983,312	0.4
25,400		Tenma Corp.	461,999	0.2
4,100	@	Tera Probe, Inc.	42,350	0.0
4,400		Tigers Polymer Corp.	31,966	0.0
14,000		Toa Oil Co. Ltd.	18,725	0.0
180,000		TOA Road Corp.	543,512	0.2
46,000		Tochigi Bank Ltd.	233,835	0.1
62,000		Toda Corp.	340,429	0.2
10,000		Togami Electric Manufacturing Co. Ltd.	44,485	0.0
10,700		Toho Holdings Co., Ltd.	230,847	0.1
17,000		Tokyo Keiki, Inc.	38,174	0.0
7,690		Tokyo Ohka Kogyo Co., Ltd.	274,745	0.1
14,400		Tokyo Sangyo Co. Ltd.	59,496	0.0
11,300		Tokyo Seimitsu Co., Ltd.	369,858	0.2
118,300		Tokyo Steel Manufacturing Co., Ltd.	1,066,183	0.5
128,000		Tokyo Tekko Co., Ltd.	543,534	0.2
14,721		Tokyo TY Financial Group, Inc.	512,058	0.2
13,000		Toli Corp.	45,841	0.0
10,000		Tomoku Co., Ltd.	29,675	0.0
34,000		Tonami Holdings Co., Ltd.	107,774	0.1
46,300		Nissan Tokyo Sales Holdings Co., Ltd.	139,374	0.1
3,100		Toukei Computer Co., Ltd.	60,269	0.0
140,000		Towa Bank Ltd.	142,203	0.1
45,000		Toyo Kohan Co., Ltd.	163,438	0.1
12,400		Toyo Machinery & Metal Co., Ltd.	60,404	0.0
45,200		Toyo Tire & Rubber Co., Ltd.	548,322	0.3
38,000		Tsubakimoto Chain Co.	304,419	0.1
29,000	@	Tsudakoma Corp.	47,757	0.0
25,200		Tsukuba Bank Ltd.	76,404	0.0
5,200		Uchida Yoko Co., Ltd.	112,251	0.1
100		UNIRITA, Inc.	1,621	0.0
13,200	L	Utoc Corp.	47,216	0.0
15,200		Warabeya Nichiyo Co., Ltd.	330,828	0.2
10,304		Watabe Wedding Corp.	40,059	0.0
3,600		WIN-Partners Co. Ltd.	31,027	0.0
17,100	L	W-Scope Corp.	276,839	0.1
2,100		Yaizu Suisankagaku Industry Co., Ltd.	22,544	0.0
7,000		Yamanashi Chuo Bank Ltd.	32,918	0.0
4,100		Yamato Corp.	19,590	0.0
11,400		Yamato Kogyo Co., Ltd.	340,877	0.2
62,100		Yamazen Corp.	531,322	0.2
59,800		Yuasa Trading Co., Ltd.	1,616,594	0.7
1,300		Yushiro Chemical Industry Co., Ltd.	16,787	0.0
45,300		Zenkoku Hosho Co. Ltd.	1,567,902	0.7
			60,450,107	26.2

		Liechtenstein: 0.0%
473		Liechtenstein Landesbank	21,414	0.0
592		VP Bank AG	64,783	0.0
			86,197	0.0

		Luxembourg: 0.8%
308,750		L'Occitane International SA	609,629	0.3
30,189		Reinet Investments SCA	579,110	0.2
7,820	@	Stabilus SA	472,737	0.2
6,108		Ternium SA ADR	139,629	0.1
			1,801,105	0.8

		Malaysia: 0.2%
57,500		Affin Holdings Bhd	31,674	0.0
4,300		Batu Kawan Bhd	18,348	0.0
50,400		Hua Yang Bhd	12,516	0.0
128,700		I-Bhd	17,419	0.0
247,200	@	KSL Holdings BHD	56,924	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
72,450		Kumpulan Fima BHD	$28,787	0.0
192,523	@	Lion Industries Corp. Bhd	20,870	0.0
2,100		Malaysian Pacific Industries Bhd	3,869	0.0
42,000	@	MNRB Holdings Bhd	22,472	0.0
66,800	@	Shell Refining Co. (Malaysia)	42,537	0.1
68,700		Tambun Indah Land Bhd	21,558	0.0
84,900		Tropicana Corp. Bhd	19,071	0.0
122,100		Uchi Technologies Bhd	48,790	0.0
103,100		WTK Holdings Bhd	23,276	0.0
			368,111	0.2

		Mexico: 0.1%
266,408	@,L	Axtel SA de CV	47,141	0.0
19,703	@,L	Industrias CH, SA	124,717	0.1
5,584		Rassini SAB de CV	20,602	0.0
			192,460	0.1

		Netherlands: 2.4%
9,860		Advanced Metallurgical Group NV	182,666	0.1
12,106	@	ASR Nederland NV	332,395	0.1
22,846		BE Semiconductor Industries NV	824,926	0.4
8,257		Corbion NV	211,490	0.1
11,623	#	Euronext NV	514,227	0.2
20,871		IMCD Group NV	936,587	0.4
36,199	#,L	Intertrust NV	676,152	0.3
4,632		KAS Bank NV	42,627	0.0
3,101		Kendrion NV	88,041	0.0
93,452	@	Ordina NV	200,309	0.1
17,464	@	Patheon NV	501,042	0.2
6,201	#,@	Philips Lighting NV	160,379	0.1
18,831	#	Refresco Gerber NV	284,430	0.1
478,561	@,L	SNS Reaal NV	–	–
5,765		TKH Group NV	233,678	0.1
46,025	@	Post NL	202,004	0.1
5,497		Wereldhave NV	240,960	0.1
			5,631,913	2.4

		New Zealand: 0.3%
9,568		Hallenstein Glasson Holdings Ltd.	22,685	0.0
89,871		PGG Wrightson Ltd.	34,947	0.0
117,011		Summerset Group Holdings Ltd.	425,123	0.2
51,678		Tourism Holdings Ltd.	148,253	0.1
			631,008	0.3

		Norway: 1.5%
23,603		ABG Sundal Collier ASA	14,938	0.0
89,215	@	Subsea 7 SA	1,214,002	0.5
1,408	@	Aker ASA	58,386	0.0
2,043	@	Bonheur ASA	20,559	0.0
40,318	@	Borregaard ASA	443,603	0.2
27,289	@	Kitron ASA	22,035	0.0
55,773	@,L	Kongsberg Gruppen ASA	920,480	0.4
51,237	@	Kvaerner ASA	67,455	0.1
6,351	@	Selvaag Bolig ASA	30,569	0.0
7,502	@	Sparebank 1 Nord Norge	49,343	0.0
59,973	@	SpareBank 1 SMN	501,711	0.2
10,349		Sparebanken Vest	62,109	0.1
4,656	@	Spectrum ASA	22,297	0.0
13,881		Weifa ASA	45,944	0.0
			3,473,431	1.5

		Philippines: 0.0%
50,250		Cebu Air, Inc.	95,875	0.0
13,400		Lopez Holdings Corp.	2,133	0.0
			98,008	0.0

		Poland: 0.0%
29,912	@	Impexmetal SA	29,728	0.0

		Qatar: 0.0%
13,944		United Development Co. QSC	86,357	0.0

		Russia: 0.0%
131,556	@	Black Earth Farming Ltd.	93,248	0.0

		Singapore: 0.4%
87,500		China Aviation Oil Singapore Corp. Ltd	94,155	0.1
30,100		China Sunsine Chemical Holdings Ltd.	11,213	0.0
400		Chip Eng Seng Corp. Ltd.	189	0.0
106,500		CSE Global Ltd.	34,761	0.0
233,000		Fortune Real Estate Investment Trust	270,871	0.1
28,500		Hock Lian Seng Holdings Ltd.	8,796	0.0
38,690		Hong Leong Asia Ltd.	24,756	0.0
13,300		Hong Leong Finance Ltd.	20,839	0.0
57,300		Lian Beng Group Ltd.	18,905	0.0
199,944		Mapletree Industrial Trust	233,375	0.1
9,700		NSL Ltd./Singapore	11,219	0.0
35,000		QAF Ltd.	36,134	0.0
51,100		Riverstone Holdings Ltd.	31,949	0.0
3,340		Sunningdale Tech Ltd.	2,666	0.0
83,500		Tiong Woon Corp. Holding Ltd.	14,812	0.0
353,150		UMS Holdings Ltd.	155,357	0.1
4,400		Venture Corp. Ltd.	31,830	0.0
			1,001,827	0.4

		South Africa: 0.5%
8,951		Aeci Ltd.	68,404	0.0
9,838		Exxaro Resources Ltd.	77,624	0.1
1,985		JSE Ltd.	23,767	0.0
3,504		Liberty Holdings Ltd.	28,604	0.0
7,360		MiX Telematics Ltd. ADR	52,550	0.0
109,644		Pinnacle Holdings Ltd.	151,264	0.1
13,094		Raubex Group Ltd.	22,262	0.0
119,149		Telkom SA Ltd.	652,970	0.3
			1,077,445	0.5

		South Korea: 2.6%
432		Asia Holdings Co. Ltd.	36,355	0.0
61		Dae Han Flour Mills Co. Ltd.	9,903	0.0
1,798		Daeduck GDS Co., Ltd.	20,729	0.0
18,545		Daewon San Up Co. Ltd.	150,486	0.1
605	@	DAP Co. Ltd.	2,444	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
4,212		Dongil Industries Co. Ltd.	$289,958	0.1
4,166		DongKook Pharmaceutical Co. Ltd.	201,004	0.1
11,330		DuzonBizon Co. Ltd.	224,499	0.1
8,210		Handsome Co. Ltd.	219,715	0.1
10,427		Hotel Shilla Co. Ltd.	389,444	0.2
790	@	Hugel, Inc.	205,894	0.1
2,592		Humax Co. Ltd	27,323	0.0
3,640		Inzi Controls Co. Ltd.	15,564	0.0
3,519		KISCO Corp.	108,345	0.1
7,869		KIWOOM Securities Co. Ltd.	492,419	0.2
2,082		Kortek Corp.	25,462	0.0
13,128		KT Skylife Co. Ltd.	181,745	0.1
759		Kunsul Chemical Industrial Co. Ltd.	23,662	0.0
3,014		Kwangju Bank Co. Ltd.	27,439	0.0
1,532	@	Kyeryong Construction Industrial Co., Ltd.	17,417	0.0
3,201		Kyungchang Industrial Co. Ltd.	13,503	0.0
60,771	@,L	Magnachip Semiconductor Corp.	522,631	0.2
230		Mi Chang Oil Industrial Co. Ltd.	18,412	0.0
63,233		Nexen Tire Corp.	716,455	0.3
8,271		Poongsan Corp./New	309,915	0.1
1,081		POSCO Coated & Color Steel Co. Ltd.	26,766	0.0
908		RedcapTour Co. Ltd.	13,478	0.0
862		S&T Holdings Co. Ltd.	12,501	0.0
3,410		Saeron Automotive Corp.	23,181	0.0
8,006		Sam Young Electronics Co. Ltd.	80,922	0.1
1,072		SeAH Special Steel Co. Ltd.	19,302	0.0
1,841		Sejong Industrial Co., Ltd.	15,813	0.0
3,164		Sewon Precision Industry Co. Ltd.	48,454	0.0
4,497		SFA Engineering Corp.	272,570	0.1
1,372		Shinsegae Engineering & Construction Co. Ltd.	47,128	0.0
13,220		SKC Co., Ltd.	353,635	0.2
15,149		SL Corp.	304,163	0.1
126		Taekwang Industrial Co. Ltd.	107,860	0.1
13,343		TES Co. Ltd./Korea	282,017	0.1
1,511		Uju Electronics Co. Ltd.	22,949	0.0
4,884		Visang Education, Inc.	69,765	0.1
1,620		YESCO Co. Ltd.	50,673	0.0
5,546		Yoosung Enterprise Co. Ltd.	20,751	0.0
2,007		You Eal Electronics Co. Ltd.	18,168	0.0
			6,040,819	2.6

		Spain: 1.2%
6,357		Atlantica Yield plc	136,040	0.1
45,847		Bankinter S.A.	369,029	0.2
13,979		Enagas	343,315	0.2
27,367	@	Ercros SA	64,295	0.0
101,419		FAES FARMA SA	376,041	0.2
14,646		Gamesa Corp. Tecnologica SA	307,984	0.1
11,201	@	Grupo Empresarial San Jose SA	42,676	0.0
1,379	@	Lingotes Especiales SA	28,059	0.0
21,141		Merlin Properties Socimi SA	236,805	0.1
16,020		Papeles y Cartones de Europa SA	96,710	0.0
56,627	@	Sol Melia SA	728,221	0.3
			2,729,175	1.2

		Sweden: 2.0%
10,874	@	Acando AB	36,549	0.0
1,833	@	Bergman & Beving AB	42,016	0.0
16,969	@	Bilia AB	407,705	0.2
3,403	@	BioGaia AB	123,326	0.1
7,987	@	Biotage AB	42,159	0.0
4,280		Bure Equity AB	48,299	0.0
15,911	@	Cellavision AB	179,172	0.1
23,490	@	Com Hem Holding AB	246,446	0.1
44,580	L	Concentric AB	600,081	0.3
3,220	@	Dometic Group AB	25,315	0.0
12,726	@	Granges AB	141,272	0.1
12,526	@,L	Indutrade AB	254,188	0.1
7,544	@	Intrum Justitia AB	253,976	0.1
56,272	@	KappAhl Holding AB	336,654	0.2
9,388	@	KNOW IT AB	92,700	0.0
11,799	@,L	Medivir AB	117,810	0.1
1,057	@	Micro Systemation AB	9,173	0.0
6,845	@	Moberg Pharma AB	56,168	0.0
2,497	@	Munksjo Oyj	39,007	0.0
22,484	@,L	Mycronic AB	256,407	0.1
11,224		New Wave Group AB	69,900	0.0
1,813	@	Probi AB	108,017	0.1
156,091	@	Rottneros AB	140,974	0.1
1,153		Sectra AB	20,168	0.0
8,660	@	Tethys Oil AB	73,263	0.0
10,835	@	Vitrolife AB	503,474	0.2
15,248	@	Wihlborgs Fastigheter AB	291,063	0.1
			4,515,282	2.0

		Switzerland: 5.3%
90		Bell AG	37,901	0.0
2,006		Bobst Group AG	146,363	0.1
21		Carlo Gavazzi Holding AG	5,539	0.0
12,047		Clariant AG	225,776	0.1
1,440		Coltene Holding AG	112,051	0.1
238		Compagnie Financiere Tradition SA	19,361	0.0
861		Emmi AG	539,765	0.2
1,343		Feintool International Holding AG	170,191	0.1
2,019	@	Flughafen Zuerich AG	397,056	0.2
1,038		Forbo Holding AG	1,431,449	0.6
660		Galenica AG	723,620	0.3
707	@	Georg Fischer AG	582,664	0.3
113		Gurit Holding AG	87,415	0.0
378	@	Helvetia Holding AG	213,900	0.1
136		HOCHDORF Holding AG	41,781	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
525		Huber & Suhner AG	$32,681	0.0
36		Huegli Holding AG	28,570	0.0
4,956		Julius Baer Group Ltd.	232,985	0.1
2,332		Kardex AG	233,306	0.1
21,577		Logitech International SA	617,963	0.3
10,069		Lonza Group AG	1,849,870	0.8
9		Metall Zug AG	32,287	0.0
38,748		OC Oerlikon Corp. AG	439,581	0.2
5,633	@	Oriflame Holding AG	170,985	0.1
933	@	Partners Group	471,509	0.2
473		Rieter Holding AG	89,767	0.0
800		Straumann Holding AG	322,853	0.1
2,441		Swiss Life Holding AG	741,057	0.3
2,649		Swissquote Group Holding SA	64,783	0.0
8,621		Tecan Group AG	1,348,624	0.6
2,552	L	u-blox Holding AG	460,711	0.2
84		Vetropack Holding AG	158,316	0.1
9,618	#,@	Wizz Air Holdings Plc	215,927	0.1
568	@	Zehnder Group AG	18,981	0.0
			12,265,588	5.3

		Taiwan: 1.1%
24,000	@	Asia Optical Co., Inc.	30,775	0.0
1,649,000		AU Optronics Corp.	682,812	0.3
60,000		Catcher Technology Co., Ltd.	489,345	0.2
482,000		Innolux Corp.	204,183	0.1
124,000		Compal Electronics, Inc.	74,816	0.0
75,200		Coretronic Corp.	82,282	0.1
25,000		FSP Technology, Inc.	19,067	0.0
117,000		Globalwafers Co. Ltd.	537,669	0.2
198,000		Hung Poo Real Estate Development Corp.	162,654	0.1
39,000		ITEQ Corp.	52,049	0.0
14,177		Raydium Semiconductor Corp.	24,998	0.0
26,000		Sheng Yu Steel Co. Ltd.	29,342	0.0
41,000		Stark Technology, Inc.	36,795	0.0
183,960		Sunrex Technology Corp.	107,159	0.1
257,040		We & Win Development Co. Ltd.	76,353	0.0
			2,610,299	1.1

		Thailand: 0.9%
45,400		AAPICO Hitech PCL	19,857	0.0
217,000		Cal-Comp Electronics Thailand PCL	20,091	0.0
423,300	@	Esso Thailand PCL	138,282	0.1
312,900		Hwa Fong Rubber Thailand PCL	44,861	0.0
197,100		MK Real Estate Development PCL	22,730	0.0
43,700		Padaeng Industry PCL	27,793	0.0
500,000		Raimon Land PCL	19,740	0.0
203,900		Star Petroleum Refining PCL	71,817	0.0
131,600		Thai Metal Trade PCL	63,536	0.0
1,274,500		Thanachart Capital PCL	1,718,898	0.8
			2,147,605	0.9

		Turkey: 0.1%
6,098	@	Cimentas Izmir Cimento Fabrikasi Turk AS	15,891	0.0
13,543		Is Yatirim Menkul Degerler A.S.	4,767	0.0
40,215		Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	36,801	0.0
24,088		Turkiye Halk Bankasi AS	71,787	0.1
			129,246	0.1

		United Arab Emirates: 0.1%
102,811	@	Lamprell PLC	118,020	0.1

		United Kingdom: 13.8%
72,831		888 Holdings PLC	205,634	0.1
260,804		AA PLC	802,239	0.3
107,393		Abcam PLC	1,108,740	0.5
6,648		Acal PLC	19,570	0.0
6,738		Advanced Medical Solutions Group PLC	16,953	0.0
116,894	@	Aldermore Group PLC	322,046	0.2
2,572		Atkins WS PLC	47,433	0.0
56,716	#	Auto Trader Group PLC	286,452	0.1
3,983		Awilco Drilling PLC	17,240	0.0
264,715		B&M European Value Retail SA	1,002,958	0.4
66,837	@	Beazley PLC	341,913	0.2
8,536	@	Bellway PLC	267,542	0.1
6,204	@	BTG PLC	41,803	0.0
87,073	@	Cairn Energy PLC	249,333	0.1
28,179	@	Capital & Regional PLC	19,497	0.0
9,468		Caretech Holdings PLC	45,380	0.0
8,821		Carr's Group PLC	15,762	0.0
79,285		Cineworld Group PLC	613,633	0.3
48,606		Clinigen Group Plc	481,835	0.2
16,594		Computacenter PLC	165,541	0.1
35,136		Consort Medical PLC	429,857	0.2
116,061	#,@	ConvaTec Group PLC	359,027	0.2
45,216		Costain Group PLC	211,356	0.1
6,515		Cranswick PLC	189,817	0.1
130,322		Dart Group PLC	836,123	0.4
30,589		Berendsen PLC	321,190	0.1
3,166		De La Rue PLC	23,535	0.0
7,348		Dechra Pharmaceuticals PLC	134,590	0.1
54,938		Domino's Pizza Group PLC	250,966	0.1
13,591		Drax Group PLC	63,469	0.0
48,768	@	DS Smith PLC	272,609	0.1
67,019		Electrocomponents Plc	409,873	0.2
167,397		Elementis PLC	565,928	0.2
32,935	@	Enterprise Inns PLC	54,898	0.0
20,044	@	Faroe Petroleum PLC	25,342	0.0
18,107		Fenner Plc	71,696	0.0
12,150		Fidessa Group PLC	352,798	0.2
14,872		Finsbury Food Group PLC	19,440	0.0
3,303		Gattaca PLC	12,050	0.0
121,034		Gem Diamonds Ltd.	186,520	0.1
22,102		Genus PLC	477,402	0.2
2,971		Go-Ahead Group PLC	84,123	0.0
35,112		Greggs Plc	430,827	0.2
4,683		H&T Group PLC	16,672	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
162,629		Hansteen Holdings PLC	$225,047	0.1
2,890		Hargreaves Services PLC	9,225	0.0
312,959		Hays PLC	602,210	0.3
30,532		Hikma Pharmaceuticals PLC	703,251	0.3
55,572		Hill & Smith Holdings PLC	843,112	0.4
2,695		Hilton Food Group PLC	22,630	0.0
87,774	@	Hunting PLC	616,337	0.3
5,724		IG Design Group Plc	17,570	0.0
21,071		IG Group Holdings PLC	141,650	0.1
91,141		Indivior PLC	340,359	0.1
19,491		Informa PLC	160,225	0.1
27,077		Inland Homes PLC	21,374	0.0
29,118		Intermediate Capital Group PLC	254,237	0.1
80,717		Investec PLC - INP - ZAR	574,781	0.3
3,234		Investec PLC - INVP - GBP	22,945	0.0
16,822		James Fisher & Sons PLC	321,665	0.2
127,470	@	JD Sports Fashion PLC	558,311	0.2
782		John Menzies PLC	5,873	0.0
14,507	@	John Wood Group PLC	154,888	0.1
13,313		Johnson Service Group PLC	19,134	0.0
78,308		Jupiter Fund Management PLC	397,038	0.2
16,011		Kainos Group PLC	40,485	0.0
61,508		Keller Group PLC	630,024	0.3
39,654		Kier Group PLC	689,695	0.3
224,573	@	Ladbrokes Coral Group PLC	338,121	0.1
742		Luxfer Holdings PLC ADR	8,103	0.0
102,910		Mcbride PLC	210,292	0.1
85,612		Mears Group PLC	546,040	0.2
3,804	@	Mimecast Ltd.	80,873	0.0
38,630		Mondi PLC	853,809	0.4
107,626		Moneysupermarket.com Group PLC	446,968	0.2
6,137		Morgan Sindall PLC	63,461	0.0
80,038		National Express Group PLC	341,417	0.2
43,038		Northgate PLC	275,312	0.1
37,317		Novae Group PLC	295,049	0.1
26,809		OPG Power Ventures PLC	18,296	0.0
132,769	@	Ophir Energy PLC	157,106	0.1
708,960	@	Pendragon PLC	309,926	0.1
45,551		Petrofac Ltd.	527,446	0.2
18,945		Playtech Ltd.	197,954	0.1
158,607		Polypipe Group plc	674,405	0.3
90,141	@	Premier Oil PLC	95,707	0.0
78,282		QinetiQ PLC	260,369	0.1
40,330		Redrow PLC	225,518	0.1
12,865		Renew Holdings PLC	71,211	0.0
118,615		Rentokil Initial Plc	341,780	0.2
134,801	@	Restaurant Group PLC	498,369	0.2
7,607	@	Rightmove PLC	385,579	0.2
22,741		RPC Group PLC	307,100	0.1
100,996		Safestore Holdings PLC	470,225	0.2
209,548		Saga PLC	486,902	0.2
45,164		Savills PLC	440,612	0.2
44,298		Softcat PLC	172,915	0.1
42,843		Speedy Hire PLC	27,487	0.0
16,657		Spirent Communications PLC	20,378	0.0
7,885		SSP Group Plc	38,775	0.0
3,172		Stolt-Nielsen Ltd.	47,880	0.0
31,598		Tate & Lyle PLC	267,079	0.1
16,427		Trinity Mirror PLC	21,555	0.0
23,459		TP ICAP PLC	137,140	0.1
263,178		Tyman PLC	883,207	0.4
23,609		Ultra Electronics Holdings PLC	548,563	0.3
75,997	@	Unite Group PLC	560,959	0.2
51,724		Vertu Motors PLC	28,142	0.0
266,512	L	Volution Group PLC	583,375	0.3
10,021		YouGov PLC	32,714	0.0
42,281		Synthomer PLC	239,779	0.1
			31,781,576	13.8

		United States: 0.4%
5,095	@	China Cord Blood Corp.	29,907	0.0
2,377	@	Global Sources Ltd.	21,868	0.0
2,765	@,L	magicJack VocalTec Ltd.	19,770	0.0
209,000		Nexteer Automotive Group Ltd.	259,607	0.1
2,770	@	Nova Measuring Instruments Ltd.	41,550	0.0
4,318	@	Orbotech Ltd.	150,655	0.1
22,441		Orion Engineered Carbons SA	463,407	0.2
			986,764	0.4

	Total Common Stock
	(Cost $209,441,822)		223,999,621	97.0

EXCHANGE-TRADED FUNDS: 0.2%
14,053		Vanguard FTSE Developed Markets ETF	532,328	0.2

	Total Exchange-Traded Funds
	(Cost $537,766)		532,328	0.2

PREFERRED STOCK: 1.0%
		Brazil: 0.0%
2,100		Cia de Gas de Sao Paulo	31,022	0.0

		Germany: 1.0%
12,263		Biotest AG	212,496	0.1
15,057		Draegerwerk AG & Co. KGaA	1,324,204	0.6
66		KSB AG	24,882	0.0
60		Maschinenfabrik Berthold Hermle AG	17,491	0.0
7,769		Sartorius AG	546,831	0.2
463		STO AG	47,205	0.0
6,177		Villeroy & Boch AG	96,688	0.1
			2,269,797	1.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Guernsey: 0.0%
18,233	Doric Nimrod Air Three Ltd	$22,995	0.0

	South Africa: 0.0%
776	Absa Bank Ltd.	44,746	0.0

	Total Preferred Stock
	(Cost $1,766,164)	2,368,560	1.0

CLOSED-END FUNDS: 0.1%
	United Kingdom: 0.1%
5,500	Electra Private Equity PLC	322,322	0.1

	Total Closed-End Funds
	(Cost $315,566)	322,322	0.1

	Total Long-Term Investments
	(Cost $212,061,318)	227,222,831	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 3.1%
1,686,017	Cantor Fitzgerald, Repurchase Agreement dated 01/31/17, 0.56%, due 02/01/17 (Repurchase Amount $1,686,043, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,719,737, due 02/01/17-12/20/66)	1,686,017	0.7
1,686,017	Daiwa Capital Markets, Repurchase Agreement dated 01/31/17, 0.58%, due 02/01/17 (Repurchase Amount $1,686,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,719,737, due 02/16/17-09/09/49)	1,686,017	0.7
1,686,017	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/31/17, 0.59%, due 02/01/17 (Repurchase Amount $1,686,044, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,719,738, due 02/15/43-02/15/44)	1,686,017	0.7
1,686,017	Nomura Securities, Repurchase Agreement dated 01/31/17, 0.55%, due 02/01/17 (Repurchase Amount $1,686,042, collateralized by various U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,719,737, due 02/10/17-12/20/66)	1,686,017	0.8
354,830	RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/17, 0.56%, due 02/01/17 (Repurchase Amount $354,835, collateralized by various U.S. Government Agency Obligations, 3.000%-7.000%, Market Value plus accrued interest $361,927, due 03/01/37-01/01/47)	354,830	0.2
		7,098,898	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
458,776	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $458,776)	458,776	0.2

	Total Short-Term Investments
	(Cost $7,557,674)	7,557,674	3.3

	Total Investments in Securities (Cost $219,618,992)	$234,780,505	101.6
	Liabilities in Excess of Other Assets	(3,777,798)	(1.6)
	Net Assets	$231,002,707	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2017.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2017.

Cost for federal income tax purposes is $220,132,242.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,882,681
Gross Unrealized Depreciation	(18,234,418)

Net Unrealized Appreciation	$14,648,263

Sector Diversification	Percentage of Net Assets
Industrials	21.6%
Consumer Discretionary	16.4
Information Technology	12.2
Materials	11.4
Health Care	11.2
Financials	9.6
Energy	5.2
Real Estate	4.8
Consumer Staples	4.0
Telecommunication Services	1.1
Utilities	0.6
Exchange-Traded Funds	0.2
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$779,928	$11,108,241	$1,753	$11,889,922
Austria	52,291	2,245,523	–	2,297,814
Belgium	387,668	3,537,074	–	3,924,742
Brazil	62,978	–	–	62,978
Canada	13,318,658	–	–	13,318,658
China	370,181	947,090	–	1,317,271
Denmark	254,742	1,853,678	–	2,108,420
Faeroe Islands	–	233,412	–	233,412
Finland	1,045,808	845,914	–	1,891,722
France	4,151,271	11,479,631	–	15,630,902
Germany	1,022,000	9,828,824	–	10,850,824
Greece	64,178	–	–	64,178
Hong Kong	254,321	3,908,076	–	4,162,397
India	231,466	1,299,600	–	1,531,066
Indonesia	–	377,950	–	377,950
Ireland	821,866	427,533	–	1,249,399
Israel	1,378,477	613,585	–	1,992,062
Italy	7,682,583	5,068,002	–	12,750,585

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Japan	$77,387	$60,372,720	$–	$60,450,107
Liechtenstein	21,414	64,783	–	86,197
Luxembourg	1,801,105	–	–	1,801,105
Malaysia	287,285	80,826	–	368,111
Mexico	192,460	–	–	192,460
Netherlands	1,728,676	3,903,237	–	5,631,913
New Zealand	183,200	447,808	–	631,008
Norway	1,213,108	2,260,323	–	3,473,431
Philippines	95,875	2,133	–	98,008
Poland	29,728	–	–	29,728
Qatar	86,357	–	–	86,357
Russia	93,248	–	–	93,248
Singapore	798,298	203,529	–	1,001,827
South Africa	356,071	721,374	–	1,077,445
South Korea	1,390,159	4,650,660	–	6,040,819
Spain	136,040	2,593,135	–	2,729,175
Sweden	640,783	3,874,499	–	4,515,282
Switzerland	2,384,149	9,881,439	–	12,265,588
Taiwan	–	2,610,299	–	2,610,299
Thailand	19,857	2,127,748	–	2,147,605
Turkey	–	129,246	–	129,246
United Arab Emirates	118,020	–	–	118,020
United Kingdom	10,765,763	21,015,813	–	31,781,576
United States	727,157	259,607	–	986,764
Total Common Stock	55,024,556	168,973,312	1,753	223,999,621
Exchange-Traded Funds	532,328	–	–	532,328
Preferred Stock	212,942	2,155,618	–	2,368,560
Short-Term Investments	458,776	7,098,898	–	7,557,674
Closed-End Funds	–	322,322	–	322,322
Total Investments, at fair value	$56,228,602	$178,550,150	$1,753	$234,780,505

(1)	For the period ended January 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2017, securities valued at $5,718,223 and $16,695,711 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $1,068 were transferred from Level 3 to Level 1 due to quoted prices in active markets becoming available.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.5%
		Consumer Staples: 10.3%
35,000		Magnit OJSC	$5,609,554	6.1
48,000		Magnit PJSC GDR	1,762,039	1.9
62,000	@	X5 Retail Group N.V. GDR	2,080,100	2.3
			9,451,693	10.3

		Energy: 34.7%
406,790	@	Gazprom Neft JSC	1,560,111	1.7
110,000		Gazprom Neft PJSC ADR	2,146,718	2.3
1,100,000		Gazprom PJSC	2,736,901	3.0
300,000		Gazprom PJSC - SPON ADR	1,480,500	1.6
125,000	@	KazMunaiGas Exploration Production GDR	1,237,500	1.3
9,000		Lukoil OAO	504,785	0.5
181,000		Lukoil PJSC ADR	10,173,105	11.1
50,300		Novatek PJSC GDR	6,401,059	7.0
280,000	@	Tatneft PJSC	1,893,045	2.1
93,000		Tatneft PJSC ADR	3,775,800	4.1
			31,909,524	34.7

		Financials: 20.7%
240,000	@,L	Halyk Savings Bank of Kazakhstan JSC GDR	1,404,000	1.5
2,000,000		Moscow Exchange MICEX-RTS PJ	4,458,761	4.8
800,000	@	Sberbank PAO	2,286,673	2.5
805,000		Sberbank PAO ADR	9,386,300	10.2
80,000	@	TBC Bank Group PLC	1,501,554	1.7
			19,037,288	20.7

		Industrials: 2.4%
760,000	@	Aeroflot - Russian Airlines PJSC	2,200,814	2.4

		Information Technology: 5.1%
41,000	@	EPAM Systems, Inc.	2,638,760	2.9
90,000	@	Yandex NV	2,082,600	2.2
			4,721,360	5.1

		Materials: 11.6%
5,572	@	Acron PJSC	325,122	0.3
2,550,000	@	Alrosa PJSC	4,479,573	4.9
250,000	@	Kinross Gold Corp.	974,063	1.1
5,000		MMC Norilsk Nickel PJSC	800,336	0.9
145,000		MMC Norilsk Nickel PJSC ADR	2,346,100	2.6
110,000		PhosAgro OJSC GDR	1,688,500	1.8
			10,613,694	11.6

		Telecommunication Services: 6.2%
260,000	@	Mobile TeleSystems PJSC	1,190,830	1.3
200,000		Mobile TeleSystems PJSC ADR	2,094,000	2.3
255,000		Sistema PJSC FC GDR	2,440,350	2.6
			5,725,180	6.2

		Utilities: 4.5%
240,000,000	@	RusHydro PJSC	4,122,948	4.5

	Total Common Stock
	(Cost $60,442,271)		87,782,501	95.5

PREFERRED STOCK: 3.5%
		Energy: 3.5%
3,000,000		Surgutneftegas	1,712,995	1.9
405,000	@	Tatneft	1,517,509	1.6

	Total Preferred Stock
	(Cost $2,076,402)		3,230,504	3.5

	Total Long-Term Investments
	(Cost $62,518,673)		91,013,005	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.0%
1,462	Cantor Fitzgerald, Repurchase Agreement dated 01/31/17, 0.49%, due 02/01/17 (Repurchase Amount $1,462, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,491, due 02/01/17-12/20/66)
	(Cost $1,462)	1,462	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
851,729	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.470%††
	(Cost $851,729)	851,729	0.9

	Total Short-Term Investments
	(Cost $853,191)	853,191	0.9

	Total Investments in Securities (Cost $63,371,864)	$91,866,196	99.9
	Assets in Excess of Other Liabilities	67,302	0.1
	Net Assets	$91,933,498	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2017.
@	Non-income producing security.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2017 (Unaudited) (Continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2017.

Cost for federal income tax purposes is $64,221,730.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,641,258
Gross Unrealized Depreciation	(1,996,792)

Net Unrealized Appreciation	$27,644,466

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2017
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$2,080,100	$7,371,593	$–	$9,451,693
Energy	16,666,905	15,242,619	–	31,909,524
Financials	12,291,854	6,745,434	–	19,037,288
Industrials	–	2,200,814	–	2,200,814
Information Technology	4,721,360	–	–	4,721,360
Materials	5,008,663	5,605,031	–	10,613,694
Telecommunication Services	4,534,350	1,190,830	–	5,725,180
Utilities	–	4,122,948	–	4,122,948
Total Common Stock	45,303,232	42,479,269	–	87,782,501
Preferred Stock	–	3,230,504	–	3,230,504
Short-Term Investments	851,729	1,462	–	853,191
Total Investments, at fair value	$46,154,961	$45,711,235	$–	$91,866,196

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 30, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 30, 2017